UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity® Mortgage Securities Fund : FMSFX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mortgage Securities Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 98.5
AAA - 7.7
AA - 0.6
A - 0.1
BB - 0.1
Not Rated - 15.6
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 94.5
CMOs and Other Mortgage Related Securities - 18.8
Asset-Backed Securities - 5.1
U.S. Treasury Obligations - 4.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	27.2
Ginnie Mae II Pool	25.6
Freddie Mac Gold Pool	21.0
Uniform Mortgage Backed Securities	16.1
Freddie Mac Multifamily Structured pass-thru certificates	6.1
Fannie Mae Guaranteed REMIC	3.7
Ginnie Mae I Pool	3.4
US Treasury Notes	2.5
US Treasury Bonds	1.5
Freddie Mac Non Gold Pool	1.2
108.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915397.101    40-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class Z : FIKUX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 98.5
AAA - 7.7
AA - 0.6
A - 0.1
BB - 0.1
Not Rated - 15.6
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 94.5
CMOs and Other Mortgage Related Securities - 18.8
Asset-Backed Securities - 5.1
U.S. Treasury Obligations - 4.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	27.2
Ginnie Mae II Pool	25.6
Freddie Mac Gold Pool	21.0
Uniform Mortgage Backed Securities	16.1
Freddie Mac Multifamily Structured pass-thru certificates	6.1
Fannie Mae Guaranteed REMIC	3.7
Ginnie Mae I Pool	3.4
US Treasury Notes	2.5
US Treasury Bonds	1.5
Freddie Mac Non Gold Pool	1.2
108.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915396.101    3253-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class M : FMSAX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 41	0.81%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 98.5
AAA - 7.7
AA - 0.6
A - 0.1
BB - 0.1
Not Rated - 15.6
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 94.5
CMOs and Other Mortgage Related Securities - 18.8
Asset-Backed Securities - 5.1
U.S. Treasury Obligations - 4.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	27.2
Ginnie Mae II Pool	25.6
Freddie Mac Gold Pool	21.0
Uniform Mortgage Backed Securities	16.1
Freddie Mac Multifamily Structured pass-thru certificates	6.1
Fannie Mae Guaranteed REMIC	3.7
Ginnie Mae I Pool	3.4
US Treasury Notes	2.5
US Treasury Bonds	1.5
Freddie Mac Non Gold Pool	1.2
108.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915394.101    239-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class I : FMSCX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.61%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 98.5
AAA - 7.7
AA - 0.6
A - 0.1
BB - 0.1
Not Rated - 15.6
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 94.5
CMOs and Other Mortgage Related Securities - 18.8
Asset-Backed Securities - 5.1
U.S. Treasury Obligations - 4.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	27.2
Ginnie Mae II Pool	25.6
Freddie Mac Gold Pool	21.0
Uniform Mortgage Backed Securities	16.1
Freddie Mac Multifamily Structured pass-thru certificates	6.1
Fannie Mae Guaranteed REMIC	3.7
Ginnie Mae I Pool	3.4
US Treasury Notes	2.5
US Treasury Bonds	1.5
Freddie Mac Non Gold Pool	1.2
108.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915395.101    240-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class C : FOMCX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.61%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 98.5
AAA - 7.7
AA - 0.6
A - 0.1
BB - 0.1
Not Rated - 15.6
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 94.5
CMOs and Other Mortgage Related Securities - 18.8
Asset-Backed Securities - 5.1
U.S. Treasury Obligations - 4.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	27.2
Ginnie Mae II Pool	25.6
Freddie Mac Gold Pool	21.0
Uniform Mortgage Backed Securities	16.1
Freddie Mac Multifamily Structured pass-thru certificates	6.1
Fannie Mae Guaranteed REMIC	3.7
Ginnie Mae I Pool	3.4
US Treasury Notes	2.5
US Treasury Bonds	1.5
Freddie Mac Non Gold Pool	1.2
108.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915398.101    5635-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class A : FMGAX

This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.81%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$746,917,011
Number of Holdings	1,644
Portfolio Turnover	701%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 98.5
AAA - 7.7
AA - 0.6
A - 0.1
BB - 0.1
Not Rated - 15.6
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 94.5
CMOs and Other Mortgage Related Securities - 18.8
Asset-Backed Securities - 5.1
U.S. Treasury Obligations - 4.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	27.2
Ginnie Mae II Pool	25.6
Freddie Mac Gold Pool	21.0
Uniform Mortgage Backed Securities	16.1
Freddie Mac Multifamily Structured pass-thru certificates	6.1
Fannie Mae Guaranteed REMIC	3.7
Ginnie Mae I Pool	3.4
US Treasury Notes	2.5
US Treasury Bonds	1.5
Freddie Mac Non Gold Pool	1.2
108.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915393.101    237-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity® Limited Term Bond Fund : FJRLX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond Fund	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.1
AAA - 7.1
AA - 2.1
A - 24.5
BBB - 33.9
BB - 4.6
B - 2.6
CCC,CC,C - 0.7
D - 0.0
Not Rated - 4.0
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 64.4
U.S. Treasury Obligations - 20.1
Asset-Backed Securities - 9.1
CMOs and Other Mortgage Related Securities - 3.8
Bank Loan Obligations - 1.4
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.4
U.S. Government Agency - Mortgage Securities - 0.0
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.6
United Kingdom - 4.9
Grand Cayman (UK Overseas Ter) - 3.3
Canada - 3.1
Japan - 1.9
Germany - 1.9
France - 1.5
Ireland - 1.4
Netherlands - 1.3
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.1
JPMorgan Chase & Co	2.0
Wells Fargo & Co	1.5
Bank of America Corp	1.3
Citigroup Inc	1.3
Goldman Sachs Group Inc/The	1.2
Morgan Stanley	1.2
HSBC Holdings PLC	1.2
General Motors Financial Co Inc	1.2
Deutsche Bank AG/New York NY	1.0
32.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915406.101    2622-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class Z : FIKRX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.1
AAA - 7.1
AA - 2.1
A - 24.5
BBB - 33.9
BB - 4.6
B - 2.6
CCC,CC,C - 0.7
D - 0.0
Not Rated - 4.0
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 64.4
U.S. Treasury Obligations - 20.1
Asset-Backed Securities - 9.1
CMOs and Other Mortgage Related Securities - 3.8
Bank Loan Obligations - 1.4
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.4
U.S. Government Agency - Mortgage Securities - 0.0
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.6
United Kingdom - 4.9
Grand Cayman (UK Overseas Ter) - 3.3
Canada - 3.1
Japan - 1.9
Germany - 1.9
France - 1.5
Ireland - 1.4
Netherlands - 1.3
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.1
JPMorgan Chase & Co	2.0
Wells Fargo & Co	1.5
Bank of America Corp	1.3
Citigroup Inc	1.3
Goldman Sachs Group Inc/The	1.2
Morgan Stanley	1.2
HSBC Holdings PLC	1.2
General Motors Financial Co Inc	1.2
Deutsche Bank AG/New York NY	1.0
32.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915408.101    3252-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class M : FTBRX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 30	0.60%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.1
AAA - 7.1
AA - 2.1
A - 24.5
BBB - 33.9
BB - 4.6
B - 2.6
CCC,CC,C - 0.7
D - 0.0
Not Rated - 4.0
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 64.4
U.S. Treasury Obligations - 20.1
Asset-Backed Securities - 9.1
CMOs and Other Mortgage Related Securities - 3.8
Bank Loan Obligations - 1.4
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.4
U.S. Government Agency - Mortgage Securities - 0.0
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.6
United Kingdom - 4.9
Grand Cayman (UK Overseas Ter) - 3.3
Canada - 3.1
Japan - 1.9
Germany - 1.9
France - 1.5
Ireland - 1.4
Netherlands - 1.3
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.1
JPMorgan Chase & Co	2.0
Wells Fargo & Co	1.5
Bank of America Corp	1.3
Citigroup Inc	1.3
Goldman Sachs Group Inc/The	1.2
Morgan Stanley	1.2
HSBC Holdings PLC	1.2
General Motors Financial Co Inc	1.2
Deutsche Bank AG/New York NY	1.0
32.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915407.101    287-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class I : EFIPX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.1
AAA - 7.1
AA - 2.1
A - 24.5
BBB - 33.9
BB - 4.6
B - 2.6
CCC,CC,C - 0.7
D - 0.0
Not Rated - 4.0
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 64.4
U.S. Treasury Obligations - 20.1
Asset-Backed Securities - 9.1
CMOs and Other Mortgage Related Securities - 3.8
Bank Loan Obligations - 1.4
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.4
U.S. Government Agency - Mortgage Securities - 0.0
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.6
United Kingdom - 4.9
Grand Cayman (UK Overseas Ter) - 3.3
Canada - 3.1
Japan - 1.9
Germany - 1.9
France - 1.5
Ireland - 1.4
Netherlands - 1.3
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.1
JPMorgan Chase & Co	2.0
Wells Fargo & Co	1.5
Bank of America Corp	1.3
Citigroup Inc	1.3
Goldman Sachs Group Inc/The	1.2
Morgan Stanley	1.2
HSBC Holdings PLC	1.2
General Motors Financial Co Inc	1.2
Deutsche Bank AG/New York NY	1.0
32.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915410.101    87-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class C : FNBCX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.38%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.1
AAA - 7.1
AA - 2.1
A - 24.5
BBB - 33.9
BB - 4.6
B - 2.6
CCC,CC,C - 0.7
D - 0.0
Not Rated - 4.0
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 64.4
U.S. Treasury Obligations - 20.1
Asset-Backed Securities - 9.1
CMOs and Other Mortgage Related Securities - 3.8
Bank Loan Obligations - 1.4
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.4
U.S. Government Agency - Mortgage Securities - 0.0
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.6
United Kingdom - 4.9
Grand Cayman (UK Overseas Ter) - 3.3
Canada - 3.1
Japan - 1.9
Germany - 1.9
France - 1.5
Ireland - 1.4
Netherlands - 1.3
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.1
JPMorgan Chase & Co	2.0
Wells Fargo & Co	1.5
Bank of America Corp	1.3
Citigroup Inc	1.3
Goldman Sachs Group Inc/The	1.2
Morgan Stanley	1.2
HSBC Holdings PLC	1.2
General Motors Financial Co Inc	1.2
Deutsche Bank AG/New York NY	1.0
32.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915409.101    524-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class A : FDIAX

This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.61%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,171,725,178
Number of Holdings	1,092
Portfolio Turnover	66%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.1
AAA - 7.1
AA - 2.1
A - 24.5
BBB - 33.9
BB - 4.6
B - 2.6
CCC,CC,C - 0.7
D - 0.0
Not Rated - 4.0
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 64.4
U.S. Treasury Obligations - 20.1
Asset-Backed Securities - 9.1
CMOs and Other Mortgage Related Securities - 3.8
Bank Loan Obligations - 1.4
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.4
U.S. Government Agency - Mortgage Securities - 0.0
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.6
United Kingdom - 4.9
Grand Cayman (UK Overseas Ter) - 3.3
Canada - 3.1
Japan - 1.9
Germany - 1.9
France - 1.5
Ireland - 1.4
Netherlands - 1.3
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.1
JPMorgan Chase & Co	2.0
Wells Fargo & Co	1.5
Bank of America Corp	1.3
Citigroup Inc	1.3
Goldman Sachs Group Inc/The	1.2
Morgan Stanley	1.2
HSBC Holdings PLC	1.2
General Motors Financial Co Inc	1.2
Deutsche Bank AG/New York NY	1.0
32.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915405.101    261-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Limited Term Securitized Completion Fund Fidelity® Limited Term Securitized Completion Fund : FLTGX

This semi-annual shareholder report contains information about Fidelity® Limited Term Securitized Completion Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Securitized Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$130,590,954
Number of Holdings	387
Portfolio Turnover	197%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.3
AAA - 53.1
AA - 6.9
A - 1.0
Not Rated - 25.9
Short-Term Investments and Net Other Assets (Liabilities) - (1.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Asset-Backed Securities - 50.6
CMOs and Other Mortgage Related Securities - 36.0
U.S. Government Agency - Mortgage Securities - 12.4
U.S. Treasury Obligations - 1.9
Options - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - (1.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Canada - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	4.7
Uniform Mortgage Backed Securities	4.4
Freddie Mac Multifamily Structured pass-thru certificates	3.8
Stellantis Financial Underwritten Enhanced Lease Trust	3.1
Freddie Mac Gold Pool	2.9
Wheels Fleet Lease Funding LLC	2.4
GMF Floorplan Owner Revolving Trust	2.3
OCCU Auto Receivables Trust	1.7
Ford Cr Floorplan Mast Own Tr	1.5
BHG	1.4
28.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917140.101    7612-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Series Investment Grade Securitized Fund Fidelity® Series Investment Grade Securitized Fund : FHPFX

This semi-annual shareholder report contains information about Fidelity® Series Investment Grade Securitized Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Securitized Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$856,421,828
Number of Holdings	1,324
Portfolio Turnover	600%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 90.5
AAA - 13.8
AA - 0.5
A - 0.0
BB - 0.0
CCC,CC,C - 0.1
Not Rated - 20.4
Short-Term Investments and Net Other Assets (Liabilities) - (25.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 87.0
CMOs and Other Mortgage Related Securities - 23.6
Asset-Backed Securities - 11.0
U.S. Treasury Obligations - 3.5
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (25.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	27.3
Ginnie Mae II Pool	24.8
Freddie Mac Gold Pool	18.7
Uniform Mortgage Backed Securities	10.2
Freddie Mac Multifamily Structured pass-thru certificates	9.2
Fannie Mae Guaranteed REMIC	3.0
Ginnie Mae I Pool	2.8
Fannie Mae	2.0
Freddie Mac Non Gold Pool	2.0
US Treasury Bonds	1.9
101.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915461.101    3223-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Investment Grade Securitized Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Investment Grade Securitized Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 11.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (f)	53,396	53,957
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (f)	140,293	142,057
TOTAL CANADA		196,014
UNITED STATES - 11.0%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (f)	36,244	36,604
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (f)	4,100,000	4,110,783
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (f)	1,100,000	1,107,845
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (f)	2,700,000	2,720,087
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (f)	1,330,000	1,337,603
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	159,642	160,675
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (f)	48,479	48,793
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (f)	140,401	140,876
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (f)	167,595	167,921
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (f)	455,000	457,542
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (f)	205,000	208,606
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (f)	543,156	551,624
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (f)	70,067	70,693
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (f)	309,060	309,548
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (f)	500,000	503,586
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	147,409	149,104
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	167,923	170,001
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	300,000	303,214
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	721,468	723,632
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	2,400,000	2,411,996
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	6,018	6,025
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	67,000	67,543
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	420,000	420,060
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	1,100,000	1,108,852
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (f)	173,973	175,614
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (f)	208,106	209,178
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (f)	2,900,000	2,906,379
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (f)	600,000	604,147
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (f)	938,629	940,753
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (f)	200,000	199,979
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (f)	1,450,000	1,481,566
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (f)	67,779	68,482
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (f)	233,264	234,153
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (f)	82,000	83,701
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (f)	500,000	500,699
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (f)	255,000	256,776
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (f)	900,000	907,906
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (f)	139,942	141,573
Enterprise Fleet Financing LLC Series 2023-3 Class A3, 6.41% 6/20/2030 (f)	5,248,000	5,422,739
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (f)	361,000	364,997
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (f)	49,141	49,263
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (f)	171,000	173,540
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	175,000	175,426
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	33,608	33,693
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	70,000	70,713
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	60,000	60,482
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	325,000	326,842
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (f)	2,589,000	2,594,171
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (f)	2,500,000	2,540,135
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (f)	704,000	727,978
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (f)	1,126,000	1,130,838
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (f)	426,731	428,047
GreatAmerica Leasing Receivables Funding LLC Series 2025-2 Class A2, 4.22% 5/15/2028 (f)	2,600,000	2,611,558
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (f)	179,232	179,588
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (f)	304,863	306,516
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (f)	325,998	327,244
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (f)	1,300,000	1,306,549
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (f)	973,451	976,976
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	234,868	236,816
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	612,802	613,820
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	290,000	292,214
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	950,044	951,890
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (f)	253,099	253,921
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (f)	172,022	172,987
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (f)	820,000	826,873
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	375,000	375,660
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (f)	1,200,000	1,212,924
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (f)	800,000	791,560
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (f)	1,109,904	1,094,666
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (f)	1,268	1,268
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (f)	600,000	603,515
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (f)	495,000	496,345
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (f)	1,300,000	1,304,045
Optn Series 2026-A Class A, 4.32% 1/9/2034 (f)	190,000	190,608
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (f)	631,069	644,039
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (f)	520,000	521,257
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (f)	115,000	116,201
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (f)	233,753	235,142
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (f)	119,899	120,956
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1313% 7/25/2054 (f)(g)(h)	531,454	529,929
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (f)(g)	385,616	383,260
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (f)	98,013	98,246
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (f)	218,109	218,329
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (f)(g)	296,915	297,330
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (f)	366,191	367,867
Reach Abs Trust Series 2026-1A Class B, 4.37% 2/15/2033 (f)	600,000	601,153
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	700,000	704,337
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (f)	174,043	174,819
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (f)	172,515	172,843
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (f)	758,359	762,375
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (f)	121,667	123,043
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3, 4.55% 6/20/2030 (f)	2,300,000	2,315,465
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (f)	400,000	400,280
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (f)	400,000	401,237
Sfuel Series 2025-BA Class A3, 4.27% 1/22/2029 (f)	1,800,000	1,812,249
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (f)	358,678	359,688
Sofi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (f)	2,900,000	2,901,696
Sofi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (f)	350,000	352,585
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (f)	781,333	740,164
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (f)	5,000,000	4,996,855
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (f)	1,177,918	1,186,724
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (f)	1,613,827	1,626,393
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (f)(g)	483,919	482,571
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 4.987% 2/25/2056 (f)(i)	700,000	699,999
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (f)	197,036	197,883
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (f)	402,510	403,237
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (f)	429,584	439,864
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (f)	700,000	701,258
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (f)	392,593	396,902
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (f)	730,577	738,731
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (f)	283,627	286,562
Wheels Fleet Lease Funding LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (f)	3,999,702	4,044,520
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (f)	500,000	502,139
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (f)	88,887	91,122
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (f)	908,382	918,353
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	4,500,000	4,581,594
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	84,754	84,961
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	64,611	64,963
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	472,868	473,714
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	340,000	341,792
TOTAL UNITED STATES		93,845,153
TOTAL ASSET-BACKED SECURITIES (Cost $93,679,255)		94,041,167

Collateralized Mortgage Obligations - 9.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.6%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (f)	88,877	88,961
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (f)	1,034,259	933,918
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class AFCF, 4.631% 2/25/2071 (f)(g)	1,300,000	1,300,000
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (f)(g)	1,208,631	1,150,846
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (f)(g)	448,503	453,386
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (f)	793,515	741,527
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (f)(g)	108,946	107,948
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (f)(g)	56,605	56,467
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (f)(g)	600,000	600,200
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (f)(g)	598,093	605,769
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	58,251	55,456
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	2,900,590	2,590,712
Fannie Mae Guaranteed REMIC Series 2019-33 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2317% 7/25/2049 (g)(h)	718,736	712,036
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	511,816	475,354
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	254,810	222,927
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	270,790	236,907
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	233,328	203,893
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	100,522	85,742
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	223,825	204,568
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	653,314	595,180
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	431,686	395,895
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	981,461	897,124
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	352,099	320,312
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	206,840	196,943
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	252,576	239,239
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	222,798	214,961
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	212,265	202,299
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	524,239	507,205
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	119,653	112,576
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	583,344	536,093
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,632,201	1,494,284
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	255,599	233,068
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	172,371	171,452
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	694,840	640,343
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 8/25/2052 (g)(h)	815,055	812,468
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (g)(h)	2,048,213	2,036,506
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 9/25/2052 (g)(h)	1,706,844	1,701,427
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (g)(h)	555,924	553,968
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (g)(h)	2,007,455	2,001,079
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	292,373	278,449
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	619,156	577,048
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	296,739	282,767
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (g)(h)	505,269	511,373
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (g)(h)	969,816	981,643
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (g)(h)	202,604	205,035
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (g)(h)	249,039	252,344
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2053 (g)(h)	590,935	595,196
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (g)(h)	1,737,261	1,749,996
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 12/25/2054 (g)(h)	268,843	270,382
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	396,837	379,403
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (g)(h)	715,139	720,966
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2672% 8/25/2054 (g)(h)	897,220	909,135
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (g)(h)	377,230	379,913
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (g)(h)	485,525	490,678
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (g)(h)	561,777	567,560
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (g)(h)	882,670	891,008
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (g)(h)	375,990	379,114
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	570,730	574,588
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	182,277	173,550
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	180,546	165,155
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	200,801	182,537
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	184,397	168,837
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	289,717	255,363
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	176,461	168,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	863,302	740,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	1,195,070	1,027,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	904,091	791,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	371,427	295,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	176,006	154,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	231,093	203,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	227,464	198,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	183,211	166,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,272,383	1,144,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	250,503	232,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,711,334	1,567,982
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	176,058	160,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	190,148	173,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	156,158	145,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	159,687	145,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	296,600	266,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,185,327	1,079,382
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	159,688	145,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	118,417	110,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	569,474	531,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	3,118,461	2,978,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	112,576	106,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	126,915	118,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	257,971	241,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	427,207	403,770
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	427,207	403,770
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	785,993	759,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	253,028	256,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (g)(h)	434,446	431,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4172% 9/25/2052 (g)(h)	747,997	744,673
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (g)(h)	497,072	491,071
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	139,250	139,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (g)(h)	2,058,837	2,072,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 10/25/2053 (g)(h)	638,897	648,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (g)(h)	1,450,828	1,464,211
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 10/25/2054 (g)(h)	209,682	210,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (g)(h)	1,541,985	1,550,839
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (g)(h)	1,735,148	1,747,598
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (g)(h)	291,285	292,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (g)(h)	577,420	582,085
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (g)(h)	523,081	527,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 3/25/2055 (g)(h)	1,240,275	1,250,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (g)(h)	1,855,917	1,866,417
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (k)	27,874	27,375
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	15,810	15,064
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	99,515	92,497
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2317% 2/20/2049 (g)(h)	70,933	70,590
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (f)	565,240	555,785
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (f)(i)	170,801	169,115
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (f)(g)	514,492	520,937
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (f)	638,581	612,469
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (f)(g)	249,930	241,911
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (f)(g)	278,873	282,207
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (f)	34,627	33,110
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (f)(g)	583,227	585,344
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (f)	862,330	820,178
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (f)	321,575	308,916
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (f)	370,397	362,725
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (f)(i)	335,957	338,358
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (f)(i)	895,231	904,932
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (f)(g)	564,262	566,041
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (f)	3,536	3,531
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (f)	24,520	24,204
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (f)(g)	244,875	241,116
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (f)(g)	150,694	146,068
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (f)	170,929	170,929
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (f)(g)	963,249	971,668
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (f)(i)	651,357	642,364
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (f)	533,531	518,808
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (f)(g)	408,115	410,176
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (f)	531,428	527,387
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (f)	192,308	190,872
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (f)(g)	79,182	78,459
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (f)(g)	312,991	310,441
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (f)(g)	485,107	475,232
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (f)	1,103,668	1,105,457
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (f)	148,429	140,924
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (f)(g)	1,309,625	1,243,631
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (f)	313,082	305,147
Verus Securitization Trust 2026-2 Series 2026-2 Class A1FC, 4.507% 2/25/2071 (f)(i)	1,900,000	1,900,688
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (f)(g)	597,503	603,626
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (f)(i)	705,496	713,162
TOTAL UNITED STATES		82,599,053
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $81,121,040)		82,599,053

Commercial Mortgage Securities - 14.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (f)(g)(h)	1,741,000	1,749,735
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 2/15/2043 (f)(g)(h)	286,000	286,089
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (f)	73,003	70,632
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	600,000	594,338
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	226,622	224,335
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	147,151	147,250
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	76,549	75,000
BANK Series 2020-BN25 Class XB, 0.4361% 1/15/2063 (g)(j)	2,000,000	33,358
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	738,923	718,635
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (g)(j)	2,948,357	105,938
BANK5 Series 2025-5YR16 Class XB, 0.3468% 8/15/2063 (g)(j)	4,000,000	70,814
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	1,200,000	1,256,170
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (g)(j)	2,400,000	68,652
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	1,000,000	1,037,969
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (f)	621,000	621,851
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2961% 9/15/2056 (g)	246,000	264,689
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (f)(g)(j)	5,700,000	228,306
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	139,533	138,749
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	110,242	109,845
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	229,000	225,967
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0157% 8/15/2052 (g)(j)	833,626	19,915
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (g)(j)	8,351,861	158,757
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3751% 3/15/2053 (g)(j)	1,700,263	68,314
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7367% 7/15/2053 (g)(j)	1,150,243	59,744
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	900,000	940,557
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.3267% 8/15/2058 (g)(j)	9,000,000	132,168
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.4196% 10/15/2058 (f)(g)(j)	27,700,000	531,840
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	3,000,000	3,129,496
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (f)(g)(h)	531,000	527,721
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (f)(g)(h)	424,901	424,901
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3251% 9/15/2054 (g)	500,000	521,719
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.7492% 10/15/2058 (g)(j)	5,400,000	181,779
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,400,000	1,429,333
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (g)	7,400,000	7,809,393
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (f)(g)(h)	313,000	313,098
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (f)(g)(h)	217,696	217,696
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (f)(g)(h)	2,376,068	2,376,810
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (f)(g)(h)	268,366	268,702
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (f)(g)	483,017	483,319
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (f)(g)(h)	475,000	474,109
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (f)(g)(h)	31,638	31,628
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (f)(g)(h)	141,874	141,874
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (f)(g)(h)	140,000	140,000
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (f)(g)(h)	2,143,798	2,144,468
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (f)(g)(h)	893,000	893,562
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (f)	700,000	672,843
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (f)(g)(h)	282,000	281,826
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (f)(g)(h)	578,925	579,106
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (f)(g)(h)	2,343,414	2,340,484
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0245% 11/15/2038 (f)(g)(h)	85,911	85,884
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (f)(g)(h)	449,940	449,940
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (f)(g)(h)	151,900	151,900
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (f)(g)(h)	566,000	565,235
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (f)(g)(h)	201,000	201,000
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	30,723	30,542
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	566,630	562,727
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (f)(g)	464,000	475,665
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (f)	16,222,000	106,053
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	439,884	437,001
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	671,096	664,806
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	50,659	50,526
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0051% 8/10/2056 (g)(j)	4,124,822	116,779
COMM Mortgage Trust Series 2016-COR1 Class ASB, 2.972% 10/10/2049	42,065	41,951
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (f)(g)	400,000	404,868
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	157,913	156,907
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (f)(g)(h)	1,070,000	1,071,338
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (f)(g)(h)	190,000	190,355
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (f)(g)(h)	1,474,000	1,474,461
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (f)(g)(h)	100,000	100,187
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (g)	200,000	205,729
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4759% 3/25/2033 (g)	400,000	410,836
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	1,100,000	1,114,018
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (g)	207,541	207,654
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	3,200,000	3,291,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	400,000	397,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	677,451	672,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	900,000	893,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	500,000	496,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	497,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	700,000	696,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,289,502	2,284,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	500,000	501,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,600,000	1,605,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	300,000	301,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	403,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	900,000	870,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	400,000	365,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	900,000	863,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	4,200,000	3,837,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	700,000	717,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (g)(h)	1,694,908	1,692,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (g)	900,000	918,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (g)	600,000	611,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (g)	800,000	817,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.2092% 3/25/2030 (g)(h)	1,898,387	1,898,386
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	1,600,000	1,637,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (g)	1,700,000	1,735,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (g)	200,000	204,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (g)	600,000	608,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (g)	5,299,144	5,296,937
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (g)(h)	3,199,278	3,199,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,400,000	1,434,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	1,700,000	1,733,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (g)	1,300,000	1,312,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (g)(h)	1,866,820	1,866,819
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (g)(h)	1,599,848	1,599,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (g)(h)	4,200,000	4,200,630
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (g)(h)	3,500,000	3,501,093
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.858% 7/10/2046 (f)(g)	18,696	18,509
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	182,672
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,200,000	3,185,216
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	200,049
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	91,001	90,897
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	400,000	385,432
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	232,550	227,586
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (f)(g)(h)	115,000	114,784
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (f)(g)	446,000	445,037
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (f)(g)	317,000	323,563
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	39,180	38,973
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	104,893	104,276
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	430,012	429,964
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (f)	59,000	56,271
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (f)	670,000	602,993
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4536% 5/15/2039 (f)(g)(h)	400,000	376,053
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (f)(g)(h)	491,000	491,408
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	700,000	692,656
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	296,995	294,060
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	600,000	604,053
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	449,297	445,631
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7245% 12/15/2036 (f)(g)(h)	1,000,000	766,590
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1406% 6/15/2054 (g)(j)	886,092	32,657
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (f)(g)	1,350,552	1,333,399
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (f)	569,453	555,036
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (f)(g)(h)	1,241,000	1,241,000
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (f)(g)(h)	600,000	601,497
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (f)	1,360,000	1,365,332
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (f)(g)(h)	1,827,836	1,827,264
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (f)(g)(h)	189,578	189,519
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (f)(g)(h)	604,000	604,755
UBS Commercial Mortgage Trust Series 2017-C3 Class ASB, 3.215% 8/15/2050	382,135	379,422
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	799,534	799,541
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (f)(g)	1,600,000	27,092
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9038% 8/15/2051 (g)(j)	840,527	12,405
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.8293% 12/15/2052 (g)(j)	5,351,891	143,150
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (f)(g)(h)	845,000	844,610
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (f)(g)(h)	638,000	637,169
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9503% 10/15/2041 (f)(g)(h)	1,100,000	1,100,383
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (f)(g)	418,000	421,984
TOTAL UNITED STATES		119,757,617
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $119,041,909)		119,757,617

U.S. Government Agency - Mortgage Securities - 120.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 120.2%
Fannie Mae 2% 3/1/2052	1,771,415	1,481,265
Fannie Mae 2.5% 4/1/2052	397,205	349,302
Fannie Mae 2.5% 5/1/2052	927,985	813,168
Fannie Mae 2.5% 6/1/2052	1,404,882	1,239,841
Fannie Mae 3% 12/1/2051	7,244,515	6,618,828
Fannie Mae 3.5% 12/1/2036	174,112	172,041
Fannie Mae 3.5% 5/1/2036	132,447	131,159
Fannie Mae 5.5% 2/1/2055	5,111,093	5,268,150
Fannie Mae 7% 6/1/2054	24,337	26,013
Fannie Mae 7% 7/1/2054	22,278	23,876
Fannie Mae 7% 8/1/2054	18,853	20,091
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	943,309	862,887
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	940,076	858,461
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	108,273	93,704
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,004,507	799,866
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	84,706	67,449
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	572,228	524,694
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	547,784	502,281
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	292,833	268,508
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	20,992	19,248
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	14,585	13,373
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	105,105	91,093
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,784,559	1,531,271
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	590,234	541,205
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,746	13,522
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	106,778	92,475
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	32,457	29,690
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	30,411	27,818
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	110,694	95,730
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	811,008	644,520
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	40,828	37,348
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	40,186	36,760
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,983	13,682
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	113,200	97,835
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,863,690	1,701,890
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	41,859	38,225
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	307,176	293,897
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	21,997	20,087
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	5,506,208	5,028,174
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	44,370	40,518
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	154,119	123,877
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,502,535	1,404,614
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	772,727	647,123
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,327,165	1,955,440
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,691,564	1,415,551
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	783,245	698,183
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	165,693	147,867
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,784	14,971
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	597,623	505,711
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	191,816	160,577
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	58,890	49,299
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,319,452	1,113,640
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	563,304	475,438
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	3,135,654	2,622,048
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,955,914	1,759,022
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	398,026	355,036
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	318,814	284,332
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	350,208	294,597
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	122,697	102,715
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	121,816	101,978
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,770,827	1,494,608
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,113,910	936,678
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	215,520	181,094
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	47,459	40,056
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	32,659	27,565
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,833,892	1,714,376
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	116,082	104,670
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,079	12,655
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	392,838	350,013
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	376,822	315,454
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	125,311	104,864
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	100,147	84,244
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,706	13,276
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	891,560	738,840
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	519,278	436,332
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	357,991	302,150
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	333,299	280,268
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	50,388	49,617
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,078	13,536
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	63,027	53,058
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	15,513	13,020
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	690,701	581,452
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	51,463	43,404
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	22,274	18,793
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	139,236	124,936
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,714	14,029
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,110,556	938,369
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	961,936	808,885
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	636,827	536,298
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	573,460	482,756
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	443,324	373,203
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	250,467	210,303
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	189,411	159,866
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	50,241	42,373
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	34,262	28,907
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	44,529	40,106
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,577,062	1,318,746
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	205,558	171,889
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	140,024	117,089
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	22,566	19,067
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	1,998,583	1,671,224
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	1,094,855	1,028,635
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	32,211	29,007
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,565	14,834
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	230,991	217,020
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	382,283	342,129
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,751,205	2,304,868
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	398,291	335,418
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	342,776	286,310
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	288,165	241,415
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	69,692	58,669
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	32,280	27,074
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	352,100	329,484
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	106,196	88,967
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	103,922	87,028
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	54,985	46,408
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	249,569	222,685
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	112,337	94,113
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	129,693	126,107
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	24,740	22,968
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,739,930	1,540,422
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	205,018	180,037
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	561,454	494,092
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	146,746	129,415
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	117,237	103,391
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	81,943	71,881
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	80,559	71,045
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	125,735	122,301
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	7,824	7,612
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	52,014	49,111
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,820,585	1,586,796
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	275,466	241,383
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	82,204	79,959
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	8,276	7,951
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	586,734	538,468
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	372,714	342,351
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	266,871	245,712
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	84,667	77,990
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	82,466	75,923
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	79,057	72,806
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,072,259	1,806,151
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,726,177	1,519,075
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	657,317	575,989
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	229,854	223,422
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,878,391	1,826,410
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,148,005	1,005,966
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	538,042	473,489
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	69,168	67,302
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	203,459	187,512
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	84,674	74,674
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	17,015	15,801
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	114,262	106,103
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,230,625	1,079,902
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	649,686	571,536
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	124,553	121,149
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	409,501	386,865
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	87,111	79,997
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,498,859	1,333,083
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	694,571	608,634
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	196,108	172,703
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	7,658	7,472
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	3,298,342	3,160,004
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	67,428	62,520
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	134,828	124,350
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	101,731	94,286
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	46,545	42,843
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	19,000	17,468
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,808,583	3,361,163
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,761,727	2,437,288
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,404,839	1,239,803
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,336,259	1,172,181
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	870,195	766,608
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	727,675	634,913
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,737,595	1,532,382
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	407,573	377,588
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,637,478	1,445,113
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	106,250	98,114
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	807,044	712,739
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	10,847	10,574
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,589,562	1,394,380
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,272,467	1,116,222
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,228,961	1,078,057
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	79,625	69,475
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	500,437	460,075
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	629,340	553,440
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	34,696	30,240
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	13,387	13,127
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	457,521	417,291
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	232,427	214,241
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,453,064	2,250,400
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,465,909	1,341,593
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	229,521	209,268
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	10,296	10,093
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	49,351	48,625
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,628,973	1,499,992
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	90,447	82,494
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,137,391	1,040,935
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,110,883	1,023,271
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	704,268	645,423
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	570,390	521,662
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,767	15,408
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,862	14,576
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	257,116	252,822
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	36,107	35,506
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	18,981	18,547
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,976,811	1,822,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	831,428	758,321
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,035,622	3,659,333
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,474,435	1,348,014
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	305,671	279,844
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	249,236	227,243
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	232,143	212,457
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	83,625	82,543
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	121,478	119,169
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	34,299	33,810
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	698,632	643,315
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	191,412	176,256
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,307,574	1,189,739
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (b)	719,064	657,410
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	573,941	524,730
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	17,799	17,489
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	17,168	16,848
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	55,776	54,061
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	961,095	884,996
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	494,257	455,586
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,524,232	1,391,636
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,133,845	1,041,233
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	326,818	297,367
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	24,687	24,154
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	968,307	891,334
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	965,636	888,574
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	32,592	30,012
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	682,941	617,982
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	98,307	96,937
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	17,803	17,295
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	74,172	71,790
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	961,066	884,068
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	317,590	292,146
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	657,645	603,313
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	110,140	108,068
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	10,715	10,398
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,104,466	1,012,183
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	419,078	384,586
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	663,433	655,038
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,772	8,608
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,142	7,007
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	215,903	212,296
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	233,545	224,676
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	59,985	57,276
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,448,923	1,401,431
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	280,953	265,542
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	70,164	66,666
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,583,857	2,469,584
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	213,552	205,576
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	35,445	33,855
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	78,636	75,699
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	115,231	110,489
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	655,715	620,363
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	60,060	56,822
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	8,951	8,684
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,446,763	1,398,755
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	147,599	139,965
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	73,609	70,790
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	36,195	34,809
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (c)	4,367,725	4,156,815
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	28,117	27,084
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	6,003	5,752
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	68,403	65,784
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	38,898	37,408
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	807,228	762,447
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	14,679	14,498
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,355,003	1,297,194
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	44,187	43,753
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	14,977	14,829
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	302,825	293,178
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	394,811	376,240
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	56,457	55,903
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	7,170	6,900
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	41,217	39,678
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	1,898,529	1,812,785
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,311,335	1,250,061
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	140,646	135,393
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	25,322	25,038
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	39,049	38,635
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	32,806	32,448
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	20,280	20,053
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	18,087	17,884
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	253,268	252,098
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	197,255	195,230
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,281,988	2,261,796
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	79,387	77,757
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	585,636	575,405
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,148,815	3,092,816
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,020,638	1,001,531
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	34,361	34,018
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	41,140	40,704
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	25,415	25,138
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	7,640	7,556
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	40,955	40,483
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	81,537	81,669
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	504,442	512,870
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	524,685	527,178
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	90,142	90,317
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	342,877	349,435
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	760,630	773,507
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049 (b)	981,469	982,145
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	293,148	298,122
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	539,238	541,801
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	995,313	1,014,192
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	795,439	810,029
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	67,979	68,630
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	636,892	650,565
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	611,557	623,157
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	394,447	401,435
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	401,428	408,791
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	646,411	667,128
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,370,093	1,419,997
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,119,088	1,145,774
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	265,340	273,512
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	3,630,517	3,719,359
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	596,986	616,306
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	309,010	319,010
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	123,714	127,988
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,020,911	1,045,893
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	619,779	639,836
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	632,577	652,208
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	421,256	435,810
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	442,375	458,729
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	480,466	495,865
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	641,423	656,719
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,137,278	1,191,269
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	502,357	525,892
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	946,822	991,106
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	2,008,147	2,097,018
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,292,211	1,338,612
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,864,736	5,078,581
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,168,877	1,222,085
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	434,849	455,187
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	174,116	182,314
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,213,451	1,268,309
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	466,066	480,328
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	2,565,145	2,683,516
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,563,849	1,610,724
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	742,822	775,707
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	573,530	598,203
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,562,257	1,609,084
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,015,977	3,134,417
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,117,302	1,168,162
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	909,611	936,592
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,234,154	2,305,230
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,141,404	2,237,544
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,671,734	1,721,320
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	344,616	358,257
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,949,368	2,007,189
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	771,331	807,648
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	2,310,338	2,440,797
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	255,280	270,992
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	678,408	716,716
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	38,451	40,483
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	47,184	49,885
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	43,252	45,840
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	37,217	39,438
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	518,009	540,582
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,026,003	1,087,226
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	436,968	456,010
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	58,116	61,784
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	104,645	110,296
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,686,411	1,798,108
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,380,228	1,460,862
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	583,788	608,589
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	158,806	168,084
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	513,228	543,011
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	42,649	44,893
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,304,849	2,462,087
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,280,601	1,360,961
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	590,051	627,262
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	333,475	355,365
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	172,074	182,993
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	26,182	27,800
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	21,910	23,100
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	215,341	229,477
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	71,031	75,820
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	337,082	359,762
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	86,170	91,017
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	50,242	53,238
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	47,132	50,004
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	16,648	17,635
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	15,889	16,964
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	359,363	382,167
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	303,497	323,324
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	155,786	164,623
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	155,129	163,855
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	76,144	80,405
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	34,343	36,337
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	24,807	26,246
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	656,508	700,679
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	251,273	267,688
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	17,727	18,724
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	700,226	752,427
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	37,697	40,089
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	37,333	39,860
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	27,900	29,989
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	24,196	25,697
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,825	24,533
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	204,851	217,786
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	16,512	17,517
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	184,559	197,684
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	162,478	173,575
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	125,663	134,403
Freddie Mac Gold Pool 1.5% 1/1/2036	517,511	473,390
Freddie Mac Gold Pool 1.5% 1/1/2051	993,573	791,160
Freddie Mac Gold Pool 1.5% 11/1/2035	391,671	359,136
Freddie Mac Gold Pool 1.5% 11/1/2035	51,825	47,520
Freddie Mac Gold Pool 1.5% 11/1/2050	70,208	56,366
Freddie Mac Gold Pool 1.5% 12/1/2035	568,368	521,155
Freddie Mac Gold Pool 1.5% 12/1/2040	65,340	56,587
Freddie Mac Gold Pool 1.5% 12/1/2050	46,972	37,711
Freddie Mac Gold Pool 1.5% 12/1/2050	6,071	4,880
Freddie Mac Gold Pool 1.5% 2/1/2036	38,593	35,303
Freddie Mac Gold Pool 1.5% 2/1/2041	111,913	96,777
Freddie Mac Gold Pool 1.5% 2/1/2051	1,011,210	803,623
Freddie Mac Gold Pool 1.5% 3/1/2036	24,720	22,613
Freddie Mac Gold Pool 1.5% 3/1/2041	113,275	97,886
Freddie Mac Gold Pool 1.5% 3/1/2051	1,055,540	838,853
Freddie Mac Gold Pool 1.5% 3/1/2051	914,202	727,672
Freddie Mac Gold Pool 1.5% 3/1/2051	16,271	13,078
Freddie Mac Gold Pool 1.5% 4/1/2036	2,339,537	2,136,425
Freddie Mac Gold Pool 1.5% 4/1/2041	578,774	499,906
Freddie Mac Gold Pool 1.5% 4/1/2041	114,747	99,017
Freddie Mac Gold Pool 1.5% 4/1/2051 (b)	6,606,255	5,250,090
Freddie Mac Gold Pool 1.5% 4/1/2051	5,018,308	3,988,125
Freddie Mac Gold Pool 1.5% 5/1/2036	42,964	39,234
Freddie Mac Gold Pool 1.5% 6/1/2036	43,644	39,855
Freddie Mac Gold Pool 1.5% 6/1/2051	39,996	32,148
Freddie Mac Gold Pool 1.5% 7/1/2035	194,628	178,705
Freddie Mac Gold Pool 1.5% 8/1/2035	315,281	289,486
Freddie Mac Gold Pool 1.5% 8/1/2036	26,834	24,475
Freddie Mac Gold Pool 2% 1/1/2051	262,663	219,804
Freddie Mac Gold Pool 2% 1/1/2051	128,067	107,170
Freddie Mac Gold Pool 2% 1/1/2051	60,523	50,893
Freddie Mac Gold Pool 2% 1/1/2051	42,786	35,979
Freddie Mac Gold Pool 2% 1/1/2052	187,927	158,026
Freddie Mac Gold Pool 2% 1/1/2052	111,026	93,742
Freddie Mac Gold Pool 2% 1/1/2052	39,805	33,596
Freddie Mac Gold Pool 2% 10/1/2041	17,162	15,308
Freddie Mac Gold Pool 2% 10/1/2051	1,800,500	1,512,901
Freddie Mac Gold Pool 2% 10/1/2051	236,871	199,923
Freddie Mac Gold Pool 2% 10/1/2051	93,450	78,581
Freddie Mac Gold Pool 2% 11/1/2041	221,904	197,857
Freddie Mac Gold Pool 2% 11/1/2050	1,694,493	1,418,531
Freddie Mac Gold Pool 2% 11/1/2050	15,440	13,051
Freddie Mac Gold Pool 2% 11/1/2051	1,633,121	1,372,258
Freddie Mac Gold Pool 2% 11/1/2051	877,035	735,847
Freddie Mac Gold Pool 2% 11/1/2051	334,682	281,432
Freddie Mac Gold Pool 2% 11/1/2051	133,588	112,333
Freddie Mac Gold Pool 2% 11/1/2051	77,812	65,431
Freddie Mac Gold Pool 2% 12/1/2051	932,647	784,256
Freddie Mac Gold Pool 2% 12/1/2051	20,000	16,880
Freddie Mac Gold Pool 2% 12/1/2051	17,977	15,173
Freddie Mac Gold Pool 2% 2/1/2041	179,333	160,997
Freddie Mac Gold Pool 2% 2/1/2051	1,689,434	1,428,023
Freddie Mac Gold Pool 2% 2/1/2052	2,397,211	2,014,298
Freddie Mac Gold Pool 2% 2/1/2052	2,357,170	1,979,179
Freddie Mac Gold Pool 2% 2/1/2052	192,750	162,323
Freddie Mac Gold Pool 2% 3/1/2041	103,833	93,548
Freddie Mac Gold Pool 2% 3/1/2051	445,628	373,333
Freddie Mac Gold Pool 2% 3/1/2052	637,241	534,656
Freddie Mac Gold Pool 2% 3/1/2052	141,068	117,565
Freddie Mac Gold Pool 2% 5/1/2041	163,761	146,724
Freddie Mac Gold Pool 2% 5/1/2051	5,711,990	4,824,587
Freddie Mac Gold Pool 2% 5/1/2051	144,875	121,960
Freddie Mac Gold Pool 2% 5/1/2051	77,812	65,261
Freddie Mac Gold Pool 2% 6/1/2041	278,544	249,412
Freddie Mac Gold Pool 2% 6/1/2050	1,298,766	1,093,745
Freddie Mac Gold Pool 2% 7/1/2041	1,391,945	1,247,520
Freddie Mac Gold Pool 2% 7/1/2041	16,465	14,733
Freddie Mac Gold Pool 2% 7/1/2051	214,525	179,186
Freddie Mac Gold Pool 2% 7/1/2051	86,073	72,459
Freddie Mac Gold Pool 2% 7/1/2051	61,606	51,457
Freddie Mac Gold Pool 2% 8/1/2050	83,230	70,091
Freddie Mac Gold Pool 2% 8/1/2051	145,371	121,696
Freddie Mac Gold Pool 2% 9/1/2050	3,839,657	3,216,738
Freddie Mac Gold Pool 2% 9/1/2050	169,198	141,643
Freddie Mac Gold Pool 2.5% 1/1/2042	572,339	525,128
Freddie Mac Gold Pool 2.5% 1/1/2052	578,833	509,386
Freddie Mac Gold Pool 2.5% 10/1/2040	524,915	485,596
Freddie Mac Gold Pool 2.5% 10/1/2041	277,515	254,918
Freddie Mac Gold Pool 2.5% 10/1/2050	1,113,472	985,797
Freddie Mac Gold Pool 2.5% 10/1/2051	1,089,420	958,714
Freddie Mac Gold Pool 2.5% 11/1/2031	106,677	103,761
Freddie Mac Gold Pool 2.5% 11/1/2041	1,469,295	1,354,347
Freddie Mac Gold Pool 2.5% 11/1/2041	115,949	106,699
Freddie Mac Gold Pool 2.5% 11/1/2041	89,843	82,831
Freddie Mac Gold Pool 2.5% 11/1/2050	2,115,144	1,867,985
Freddie Mac Gold Pool 2.5% 11/1/2050	195,651	173,034
Freddie Mac Gold Pool 2.5% 11/1/2051	270,538	238,756
Freddie Mac Gold Pool 2.5% 11/1/2051	110,977	96,726
Freddie Mac Gold Pool 2.5% 12/1/2050	175,391	155,115
Freddie Mac Gold Pool 2.5% 12/1/2051	889,143	779,132
Freddie Mac Gold Pool 2.5% 12/1/2051	148,982	131,387
Freddie Mac Gold Pool 2.5% 2/1/2042	275,161	254,025
Freddie Mac Gold Pool 2.5% 2/1/2051	1,592,507	1,406,917
Freddie Mac Gold Pool 2.5% 3/1/2051	571,398	501,772
Freddie Mac Gold Pool 2.5% 4/1/2042	77,134	70,805
Freddie Mac Gold Pool 2.5% 4/1/2052	298,250	263,026
Freddie Mac Gold Pool 2.5% 5/1/2041	581,029	539,166
Freddie Mac Gold Pool 2.5% 5/1/2041	198,193	182,743
Freddie Mac Gold Pool 2.5% 5/1/2051	1,393,893	1,230,143
Freddie Mac Gold Pool 2.5% 5/1/2051	283,070	249,816
Freddie Mac Gold Pool 2.5% 6/1/2031	6,533	6,382
Freddie Mac Gold Pool 2.5% 6/1/2041	92,361	85,000
Freddie Mac Gold Pool 2.5% 7/1/2043	49,262	44,779
Freddie Mac Gold Pool 2.5% 7/1/2050	436,767	385,730
Freddie Mac Gold Pool 2.5% 7/1/2050	203,948	180,562
Freddie Mac Gold Pool 2.5% 7/1/2051	1,030,947	907,258
Freddie Mac Gold Pool 2.5% 8/1/2041	421,193	387,237
Freddie Mac Gold Pool 2.5% 8/1/2041	73,351	67,535
Freddie Mac Gold Pool 2.5% 8/1/2050	4,967,605	4,397,998
Freddie Mac Gold Pool 2.5% 9/1/2041	159,970	147,739
Freddie Mac Gold Pool 3% 1/1/2052	1,335,075	1,218,934
Freddie Mac Gold Pool 3% 1/1/2052	177,705	161,691
Freddie Mac Gold Pool 3% 10/1/2049	323,168	296,166
Freddie Mac Gold Pool 3% 10/1/2051	666,975	610,829
Freddie Mac Gold Pool 3% 11/1/2032	336,614	330,219
Freddie Mac Gold Pool 3% 11/1/2047	69,441	64,290
Freddie Mac Gold Pool 3% 11/1/2047	48,127	44,467
Freddie Mac Gold Pool 3% 11/1/2048	22,166	20,480
Freddie Mac Gold Pool 3% 11/1/2049	940,338	867,939
Freddie Mac Gold Pool 3% 11/1/2050	61,211	55,829
Freddie Mac Gold Pool 3% 11/1/2051	207,318	189,024
Freddie Mac Gold Pool 3% 11/1/2051	89,219	81,179
Freddie Mac Gold Pool 3% 12/1/2030	26,297	25,910
Freddie Mac Gold Pool 3% 12/1/2032	24,669	24,257
Freddie Mac Gold Pool 3% 12/1/2050	502,411	458,234
Freddie Mac Gold Pool 3% 2/1/2033	24,449	24,101
Freddie Mac Gold Pool 3% 2/1/2033	13,644	13,375
Freddie Mac Gold Pool 3% 2/1/2048	536,696	495,878
Freddie Mac Gold Pool 3% 3/1/2048	28,901	26,685
Freddie Mac Gold Pool 3% 3/1/2050	583,013	532,842
Freddie Mac Gold Pool 3% 3/1/2052	384,783	349,867
Freddie Mac Gold Pool 3% 3/1/2052	90,370	82,226
Freddie Mac Gold Pool 3% 4/1/2033	24,123	23,666
Freddie Mac Gold Pool 3% 4/1/2034	14,458	14,165
Freddie Mac Gold Pool 3% 4/1/2050	587,091	536,569
Freddie Mac Gold Pool 3% 4/1/2051	1,556,702	1,418,363
Freddie Mac Gold Pool 3% 5/1/2033	6,467	6,345
Freddie Mac Gold Pool 3% 5/1/2051	201,968	184,525
Freddie Mac Gold Pool 3% 6/1/2050	342,828	315,576
Freddie Mac Gold Pool 3% 6/1/2052	290,228	264,073
Freddie Mac Gold Pool 3% 8/1/2049	47,085	43,151
Freddie Mac Gold Pool 3% 8/1/2050	1,702,704	1,568,417
Freddie Mac Gold Pool 3% 9/1/2047	26,123	24,161
Freddie Mac Gold Pool 3% 9/1/2051	185,594	169,391
Freddie Mac Gold Pool 3% 9/1/2051	92,286	84,143
Freddie Mac Gold Pool 3.5% 1/1/2045	10,784	10,454
Freddie Mac Gold Pool 3.5% 10/1/2034	520,878	515,447
Freddie Mac Gold Pool 3.5% 10/1/2047	6,550	6,305
Freddie Mac Gold Pool 3.5% 10/1/2051	9,421	8,884
Freddie Mac Gold Pool 3.5% 11/1/2033	15,679	15,513
Freddie Mac Gold Pool 3.5% 11/1/2047	48,264	46,431
Freddie Mac Gold Pool 3.5% 12/1/2047	11,291	10,862
Freddie Mac Gold Pool 3.5% 2/1/2034	49,380	48,690
Freddie Mac Gold Pool 3.5% 2/1/2043	156,510	151,556
Freddie Mac Gold Pool 3.5% 2/1/2052	129,439	122,986
Freddie Mac Gold Pool 3.5% 3/1/2046	725,741	699,224
Freddie Mac Gold Pool 3.5% 4/1/2047	7,833	7,486
Freddie Mac Gold Pool 3.5% 4/1/2052	1,734,142	1,635,229
Freddie Mac Gold Pool 3.5% 4/1/2052	1,584,361	1,507,854
Freddie Mac Gold Pool 3.5% 4/1/2052	20,203	19,101
Freddie Mac Gold Pool 3.5% 5/1/2052	1,317,303	1,250,811
Freddie Mac Gold Pool 3.5% 5/1/2052	701,478	666,728
Freddie Mac Gold Pool 3.5% 6/1/2046	13,384	12,801
Freddie Mac Gold Pool 3.5% 6/1/2046	5,020	4,807
Freddie Mac Gold Pool 3.5% 6/1/2047	65,338	62,407
Freddie Mac Gold Pool 3.5% 7/1/2042	387,613	375,545
Freddie Mac Gold Pool 3.5% 7/1/2047	118,139	113,726
Freddie Mac Gold Pool 3.5% 7/1/2048	1,014,560	969,056
Freddie Mac Gold Pool 3.5% 7/1/2052	43,002	40,670
Freddie Mac Gold Pool 3.5% 8/1/2042	8,865	8,595
Freddie Mac Gold Pool 3.5% 8/1/2047	183,725	176,863
Freddie Mac Gold Pool 3.5% 8/1/2047	21,438	20,638
Freddie Mac Gold Pool 3.5% 8/1/2047	13,821	13,305
Freddie Mac Gold Pool 3.5% 8/1/2051	1,091,358	1,033,202
Freddie Mac Gold Pool 3.5% 9/1/2042	482,398	466,880
Freddie Mac Gold Pool 3.5% 9/1/2042	216,147	209,274
Freddie Mac Gold Pool 3.5% 9/1/2047	5,454	5,250
Freddie Mac Gold Pool 3.5% 9/1/2047	5,100	4,909
Freddie Mac Gold Pool 4% 10/1/2052	604,097	594,297
Freddie Mac Gold Pool 4% 11/1/2048	41,748	41,071
Freddie Mac Gold Pool 4% 12/1/2047	953,812	938,520
Freddie Mac Gold Pool 4% 2/1/2052	13,528	13,376
Freddie Mac Gold Pool 4% 5/1/2038	224,242	226,239
Freddie Mac Gold Pool 4% 5/1/2045	9,845	9,817
Freddie Mac Gold Pool 4% 5/1/2048	92,894	91,416
Freddie Mac Gold Pool 4% 7/1/2048	17,354	17,179
Freddie Mac Gold Pool 4% 9/1/2042	129,103	128,626
Freddie Mac Gold Pool 4% 9/1/2048	219,515	215,954
Freddie Mac Gold Pool 4% 9/1/2048	43,186	42,485
Freddie Mac Gold Pool 4% 9/1/2051	13,281	13,136
Freddie Mac Gold Pool 4.5% 10/1/2039	20,374	20,741
Freddie Mac Gold Pool 4.5% 10/1/2048	246,516	248,901
Freddie Mac Gold Pool 4.5% 12/1/2048	29,854	29,994
Freddie Mac Gold Pool 4.5% 4/1/2048	18,255	18,308
Freddie Mac Gold Pool 4.5% 6/1/2047	16,561	16,690
Freddie Mac Gold Pool 4.5% 7/1/2041	1,323,335	1,345,963
Freddie Mac Gold Pool 4.5% 7/1/2047	30,121	30,441
Freddie Mac Gold Pool 4.5% 7/1/2047	13,295	13,399
Freddie Mac Gold Pool 4.5% 7/1/2049	1,612,240	1,619,901
Freddie Mac Gold Pool 5% 1/1/2053	515,199	524,085
Freddie Mac Gold Pool 5% 10/1/2052	808,837	824,178
Freddie Mac Gold Pool 5% 11/1/2052	396,724	405,240
Freddie Mac Gold Pool 5% 11/1/2052	233,610	237,895
Freddie Mac Gold Pool 5% 12/1/2052	905,057	921,658
Freddie Mac Gold Pool 5% 12/1/2052	463,668	472,173
Freddie Mac Gold Pool 5% 12/1/2052	422,776	430,266
Freddie Mac Gold Pool 5% 12/1/2052	150,859	153,532
Freddie Mac Gold Pool 5% 6/1/2052	482,696	493,360
Freddie Mac Gold Pool 5.5% 1/1/2055	3,579,787	3,694,236
Freddie Mac Gold Pool 5.5% 1/1/2055	1,533,720	1,585,767
Freddie Mac Gold Pool 5.5% 1/1/2056	3,743,045	3,865,345
Freddie Mac Gold Pool 5.5% 1/1/2056	1,749,152	1,802,340
Freddie Mac Gold Pool 5.5% 10/1/2053	41,395	42,217
Freddie Mac Gold Pool 5.5% 10/1/2054	978,499	1,010,088
Freddie Mac Gold Pool 5.5% 11/1/2054	913,560	945,622
Freddie Mac Gold Pool 5.5% 2/1/2054	249,525	254,325
Freddie Mac Gold Pool 5.5% 2/1/2054	108,673	110,933
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)	2,356,973	2,443,560
Freddie Mac Gold Pool 5.5% 8/1/2055	297,480	307,548
Freddie Mac Gold Pool 6% 10/1/2054	799,798	837,205
Freddie Mac Gold Pool 6% 11/1/2053	225,332	234,251
Freddie Mac Gold Pool 6% 2/1/2055	458,048	479,471
Freddie Mac Gold Pool 6% 3/1/2053	418,583	438,553
Freddie Mac Gold Pool 6% 4/1/2054	2,459,410	2,572,902
Freddie Mac Gold Pool 6% 5/1/2054	2,986,738	3,128,296
Freddie Mac Gold Pool 6% 5/1/2055	559,988	584,429
Freddie Mac Gold Pool 6% 7/1/2039	5,301,099	5,490,925
Freddie Mac Gold Pool 6% 8/1/2055	1,892,488	1,981,149
Freddie Mac Gold Pool 6% 9/1/2039	9,956,962	10,378,850
Freddie Mac Gold Pool 6.5% 1/1/2054	1,022,557	1,081,896
Freddie Mac Gold Pool 6.5% 1/1/2054	734,796	776,288
Freddie Mac Gold Pool 6.5% 10/1/2053	296,525	313,269
Freddie Mac Gold Pool 6.5% 10/1/2053	293,265	310,284
Freddie Mac Gold Pool 6.5% 12/1/2054	1,430,513	1,525,261
Freddie Mac Gold Pool 6.5% 2/1/2054	3,173,348	3,350,557
Freddie Mac Gold Pool 6.5% 6/1/2054	1,321,474	1,398,676
Freddie Mac Gold Pool 6.5% 6/1/2054	238,972	253,829
Freddie Mac Gold Pool 6.5% 7/1/2054	20,384	21,690
Freddie Mac Gold Pool 6.5% 7/1/2055	2,134,797	2,264,851
Freddie Mac Gold Pool 6.5% 7/1/2055	443,901	469,938
Freddie Mac Gold Pool 6.5% 9/1/2053	157,956	167,183
Freddie Mac Gold Pool 6.5% 9/1/2053	150,704	159,214
Freddie Mac Gold Pool 6.5% 9/1/2054	4,143,443	4,408,814
Freddie Mac Gold Pool 6.5% 9/1/2054	286,320	304,121
Freddie Mac Gold Pool 7% 1/1/2054	756,568	804,281
Freddie Mac Gold Pool 7% 1/1/2054	736,105	784,425
Freddie Mac Gold Pool 7% 1/1/2054	543,347	577,825
Freddie Mac Gold Pool 7% 1/1/2054	365,318	389,298
Freddie Mac Gold Pool 7% 1/1/2054	210,759	224,198
Freddie Mac Gold Pool 7% 11/1/2053	259,031	276,540
Freddie Mac Gold Pool 7% 12/1/2053	85,197	89,965
Freddie Mac Gold Pool 7% 12/1/2053	28,905	30,531
Freddie Mac Gold Pool 7% 2/1/2054	391,581	416,153
Freddie Mac Gold Pool 7% 3/1/2054	21,685	23,165
Freddie Mac Gold Pool 7% 6/1/2054	700,703	747,848
Freddie Mac Gold Pool 7% 6/1/2054	689,922	733,916
Freddie Mac Gold Pool 7% 7/1/2043	17,287	18,327
Freddie Mac Gold Pool 7% 8/1/2054	784,704	843,448
Freddie Mac Gold Pool 7% 8/1/2054	307,915	328,825
Freddie Mac Gold Pool 7% 9/1/2043	27,288	28,810
Freddie Mac Gold Pool 7% 9/1/2054	396,319	421,313
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	558,531	583,781
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	960,337	1,017,643
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	847,630	900,327
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	275,524	294,031
Freddie Mac Non Gold Pool 3.5% 5/1/2049	157,275	150,249
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,734,346	3,857,238
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,114,720	1,152,187
Freddie Mac Non Gold Pool 6% 6/1/2053	434,245	453,469
Freddie Mac Non Gold Pool 6% 6/1/2053	415,785	433,542
Freddie Mac Non Gold Pool 6% 6/1/2053	352,778	367,954
Freddie Mac Non Gold Pool 6% 6/1/2054	5,546,847	5,792,411
Freddie Mac Non Gold Pool 6% 7/1/2053	366,373	382,593
Freddie Mac Non Gold Pool 6% 7/1/2053	334,423	348,810
Freddie Mac Non Gold Pool 6% 9/1/2053	463,775	482,133
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,937,374	2,047,379
Freddie Mac Non Gold Pool 6.5% 1/1/2055	514,829	547,963
Freddie Mac Non Gold Pool 6.5% 11/1/2054	214,971	228,806
Freddie Mac Non Gold Pool 6.5% 2/1/2055	574,125	611,254
Ginnie Mae I Pool 2.5% 1/20/2052	546,404	480,783
Ginnie Mae I Pool 2.5% 12/20/2051	845,337	743,816
Ginnie Mae I Pool 2.5% 12/20/2051	571,896	502,677
Ginnie Mae I Pool 2.5% 12/20/2051	449,239	395,288
Ginnie Mae I Pool 2.5% 8/20/2051	3,066,005	2,694,917
Ginnie Mae I Pool 2.5% 8/20/2051	797,606	701,568
Ginnie Mae I Pool 2.5% 8/20/2051	484,553	425,906
Ginnie Mae I Pool 2.5% 9/20/2051	1,389,273	1,221,125
Ginnie Mae I Pool 2.5% 9/20/2051	800,020	703,191
Ginnie Mae I Pool 3% 2/20/2050	186,809	171,554
Ginnie Mae I Pool 3.5% 10/20/2052	826,350	783,307
Ginnie Mae I Pool 3.5% 12/20/2049	7,577	7,255
Ginnie Mae I Pool 3.5% 12/20/2049	3,311	3,164
Ginnie Mae I Pool 3.5% 12/20/2049	2,507	2,403
Ginnie Mae I Pool 3.5% 12/20/2049	956	915
Ginnie Mae I Pool 3.5% 7/20/2052	4,461,427	4,231,830
Ginnie Mae I Pool 3.5% 8/20/2052	2,590,667	2,455,725
Ginnie Mae I Pool 3.5% 9/20/2052	2,980,687	2,825,429
Ginnie Mae I Pool 4% 10/20/2052	3,531,782	3,424,906
Ginnie Mae I Pool 4% 3/20/2047	9,461	9,299
Ginnie Mae I Pool 4% 4/20/2048	10,507	10,267
Ginnie Mae I Pool 4% 4/20/2048	9,261	9,050
Ginnie Mae I Pool 4% 5/20/2049	87,197	84,749
Ginnie Mae I Pool 4.5% 4/20/2053	1,165,547	1,159,639
Ginnie Mae I Pool 5% 4/20/2048	157,234	162,127
Ginnie Mae I Pool 5.5% 3/20/2054	1,148,300	1,184,311
Ginnie Mae II Pool 2% 10/20/2050	4,557,098	3,862,226
Ginnie Mae II Pool 2% 11/20/2050	2,070,520	1,755,193
Ginnie Mae II Pool 2% 12/20/2050	4,291,982	3,637,334
Ginnie Mae II Pool 2% 3/1/2056 (e)	48,475,000	41,059,774
Ginnie Mae II Pool 2% 4/1/2056 (e)	24,700,000	20,924,533
Ginnie Mae II Pool 2% 9/20/2050	1,672,850	1,421,222
Ginnie Mae II Pool 2.5% 1/20/2051	6,903,701	6,104,800
Ginnie Mae II Pool 2.5% 1/20/2052	4,153,345	3,666,228
Ginnie Mae II Pool 2.5% 11/20/2051	233,594	206,198
Ginnie Mae II Pool 2.5% 12/20/2053	536,929	474,879
Ginnie Mae II Pool 2.5% 2/20/2052	9,192,066	8,113,992
Ginnie Mae II Pool 2.5% 3/1/2056 (e)	1,175,000	1,036,632
Ginnie Mae II Pool 2.5% 4/1/2056 (e)	500,000	441,081
Ginnie Mae II Pool 2.5% 6/20/2051	1,647,801	1,454,542
Ginnie Mae II Pool 2.5% 7/20/2051	468,663	413,697
Ginnie Mae II Pool 2.5% 7/20/2054	479,132	423,312
Ginnie Mae II Pool 2.5% 8/20/2047	12,834	11,429
Ginnie Mae II Pool 3% 1/20/2032	168,946	166,155
Ginnie Mae II Pool 3% 10/20/2031	54,980	54,102
Ginnie Mae II Pool 3% 11/20/2031	59,471	58,500
Ginnie Mae II Pool 3% 12/20/2031	90,271	88,813
Ginnie Mae II Pool 3% 12/20/2046	746,200	692,728
Ginnie Mae II Pool 3% 2/20/2031	6,988	6,887
Ginnie Mae II Pool 3% 3/20/2031	14,047	13,842
Ginnie Mae II Pool 3% 3/20/2050	493,694	454,151
Ginnie Mae II Pool 3% 3/20/2052	8,626,182	7,915,036
Ginnie Mae II Pool 3% 4/20/2031	53,229	52,441
Ginnie Mae II Pool 3% 4/20/2052	7,324,496	6,720,662
Ginnie Mae II Pool 3% 5/20/2031	113,487	111,785
Ginnie Mae II Pool 3% 5/20/2051	1,081,206	992,308
Ginnie Mae II Pool 3% 6/20/2050	10,228	9,399
Ginnie Mae II Pool 3% 6/20/2051	287,197	263,610
Ginnie Mae II Pool 3% 7/20/2031	2,053	2,021
Ginnie Mae II Pool 3% 7/20/2051	363,784	334,078
Ginnie Mae II Pool 3% 8/20/2031	17,426	17,155
Ginnie Mae II Pool 3% 8/20/2051	431,556	395,911
Ginnie Mae II Pool 3% 9/20/2031	6,990	6,880
Ginnie Mae II Pool 3.5% 1/20/2044	3,921	3,759
Ginnie Mae II Pool 3.5% 10/20/2043	2,430	2,332
Ginnie Mae II Pool 3.5% 12/20/2040	1,549	1,496
Ginnie Mae II Pool 3.5% 12/20/2041	1,824	1,758
Ginnie Mae II Pool 3.5% 12/20/2043	1,930	1,850
Ginnie Mae II Pool 3.5% 2/20/2043	2,395	2,302
Ginnie Mae II Pool 3.5% 3/20/2044	1,902	1,823
Ginnie Mae II Pool 3.5% 5/20/2043	208,574	199,491
Ginnie Mae II Pool 3.5% 6/20/2043	28,788	27,649
Ginnie Mae II Pool 3.5% 8/20/2043	2,331	2,238
Ginnie Mae II Pool 3.5% 8/20/2052	3,024,938	2,850,124
Ginnie Mae II Pool 3.5% 9/20/2040	3,431	3,312
Ginnie Mae II Pool 3.5% 9/20/2043	2,468	2,368
Ginnie Mae II Pool 4% 1/20/2041	36,378	35,915
Ginnie Mae II Pool 4% 1/20/2046	8,041	7,880
Ginnie Mae II Pool 4% 10/20/2040	11,977	11,827
Ginnie Mae II Pool 4% 10/20/2045	1,890	1,853
Ginnie Mae II Pool 4% 11/20/2042	58,375	57,507
Ginnie Mae II Pool 4% 12/20/2045	10,498	10,291
Ginnie Mae II Pool 4% 4/20/2047	502,373	493,764
Ginnie Mae II Pool 4% 5/20/2046	18,524	18,149
Ginnie Mae II Pool 4% 6/20/2045	503,999	494,474
Ginnie Mae II Pool 4% 7/20/2044	27,428	26,943
Ginnie Mae II Pool 4% 8/20/2043	4,237	4,169
Ginnie Mae II Pool 4% 8/20/2044	78,976	77,571
Ginnie Mae II Pool 4% 8/20/2045	355,919	348,967
Ginnie Mae II Pool 4% 8/20/2048	293,336	287,393
Ginnie Mae II Pool 4% 9/20/2045	1,787	1,752
Ginnie Mae II Pool 4.5% 11/20/2054	3,367,275	3,333,896
Ginnie Mae II Pool 4.5% 3/20/2055	978,778	967,699
Ginnie Mae II Pool 5% 11/20/2054	8,026,783	8,065,186
Ginnie Mae II Pool 5% 12/20/2054	647,598	650,697
Ginnie Mae II Pool 5% 3/1/2056 (e)	7,050,000	7,074,785
Ginnie Mae II Pool 5% 4/1/2056 (e)	7,050,000	7,065,146
Ginnie Mae II Pool 5% 6/20/2048	201,644	206,641
Ginnie Mae II Pool 5.5% 1/20/2055	973,699	1,003,626
Ginnie Mae II Pool 5.5% 12/20/2054	1,184,197	1,223,555
Ginnie Mae II Pool 5.5% 12/20/2054	330,347	335,313
Ginnie Mae II Pool 5.5% 3/1/2056 (e)	71,300,000	72,218,053
Ginnie Mae II Pool 5.5% 4/1/2056 (e)	49,950,000	50,540,469
Ginnie Mae II Pool 6% 12/20/2054	1,734,210	1,773,750
Ginnie Mae II Pool 6% 3/1/2056 (e)	69,825,000	71,241,428
Ginnie Mae II Pool 6% 4/1/2056 (e)	26,600,000	27,120,889
Ginnie Mae II Pool 6.5% 3/1/2056 (e)	6,050,000	6,287,441
Uniform Mortgage Backed Securities 2% 3/1/2056 (e)	66,025,000	54,679,535
Uniform Mortgage Backed Securities 2% 4/1/2056 (e)	35,950,000	29,775,307
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (e)	4,975,000	4,308,234
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (e)	4,500,000	4,240,899
Uniform Mortgage Backed Securities 4% 3/1/2056 (e)	1,325,000	1,287,889
Uniform Mortgage Backed Securities 5% 3/1/2041 (e)	28,900,000	29,339,144
Uniform Mortgage Backed Securities 5% 4/1/2041 (e)	14,900,000	15,117,679
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (e)	17,425,000	17,705,434
Uniform Mortgage Backed Securities 6% 3/1/2056 (e)	39,650,000	40,670,678
Uniform Mortgage Backed Securities 6% 4/1/2056 (e)	4,650,000	4,769,157
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (e)	3,600,000	3,738,516
TOTAL UNITED STATES		1,029,024,120
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,030,115,695)		1,029,024,120

U.S. Treasury Obligations - 3.5%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	9,480,000	9,569,246
US Treasury Bonds 4.625% 11/15/2055	4.69	530,000	529,089
US Treasury Bonds 4.75% 8/15/2055	4.86	320,000	325,850
US Treasury Bonds 4.875% 8/15/2045	4.75 to 4.84	2,990,000	3,110,067
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	2,700,879	2,663,145
US Treasury Notes 3.5% 1/15/2029	3.66	6,750,000	6,770,566
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.50	3,430,000	3,440,719
US Treasury Notes 4.75% 2/15/2045	4.95 to 4.97	3,070,000	3,146,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,817,236)			29,555,432

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $14,521,669)	3.70	14,518,765	14,521,669

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	3,100,000	82,783
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,000,000	50,583
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	3,680,000	3,486
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	400,000	10,800
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	3,470,000	92,501
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	6,580,000	58,289
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,010,000	123,237
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.19% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	1,230,000	33,816
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	600,000	3,464
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	5,700,000	69,791

TOTAL PUT SWAPTIONS			528,750
Call Swaptions - 0.2%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	3,100,000	104,033
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/2029	2,000,000	73,976
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	3,680,000	115,267
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	400,000	14,894
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	3,470,000	132,437
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	6,580,000	190,790
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,010,000	131,945
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.19% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	1,230,000	48,812
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.865% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	600,000	19,058
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	5,700,000	253,962

TOTAL CALL SWAPTIONS			1,085,174
TOTAL PURCHASED SWAPTIONS (Cost $2,006,416)			1,613,924

TOTAL INVESTMENT IN SECURITIES - 160.2% (Cost $1,369,303,220)	1,371,112,982
NET OTHER ASSETS (LIABILITIES) - (60.2)%	(514,691,154)
NET ASSETS - 100.0%	856,421,828

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(34,200,000)	(28,968,423)
Ginnie Mae II Pool 2.5% 3/1/2056	(500,000)	(441,120)
Ginnie Mae II Pool 5% 3/1/2056	(7,050,000)	(7,074,785)
Ginnie Mae II Pool 5.5% 3/1/2056	(56,250,000)	(56,974,269)
Ginnie Mae II Pool 6% 3/1/2056	(63,875,000)	(65,170,731)
Ginnie Mae II Pool 6.5% 3/1/2056	(6,050,000)	(6,287,441)
Uniform Mortgage Backed Securities 2% 3/1/2056	(49,050,000)	(40,621,449)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(4,975,000)	(4,308,234)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(4,500,000)	(4,240,899)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(1,900,000)	(1,789,859)
Uniform Mortgage Backed Securities 4% 3/1/2056	(1,325,000)	(1,287,890)
Uniform Mortgage Backed Securities 5% 3/1/2041	(14,900,000)	(15,126,410)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(17,425,000)	(17,705,434)
Uniform Mortgage Backed Securities 6% 3/1/2056	(29,025,000)	(29,772,167)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(3,600,000)	(3,738,516)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(283,507,627)

TOTAL TBA SALE COMMITMENTS (Proceeds $282,746,823)		(283,507,627)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	17	6/2026	1,934,281	5,881
CBOT 2Y US Treasury Notes Contracts (United States)	617	6/2026	129,097,609	182,517
CBOT US Treasury Ultra Bond Contracts (United States)	54	6/2026	6,564,375	63,721

TOTAL FUTURES CONTRACTS				252,119
The notional amount of long futures as a percentage of Net Assets is 16.1%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	20,000	(75)	(57)	(132)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	350,000	(1,316)	(3,024)	(4,340)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	(4,886)	(8,355)	(13,241)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	(5,300)	(9,431)	(14,731)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,020,000	(3,834)	(10,559)	(14,393)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	10,000	1,674	(2,422)	(748)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	20,000	3,348	(5,036)	(1,688)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	60,000	10,044	(16,427)	(6,383)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	10,000	1,674	(2,530)	(856)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,348	(4,758)	(1,410)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	13,392	(17,872)	(4,480)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,022	(6,412)	(1,390)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	10,000	1,674	(2,633)	(959)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	13,392	(18,119)	(4,727)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	18,414	(24,244)	(5,830)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	16,740	(16,135)	605
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	50,000	8,370	(7,890)	480
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	30,227	(29,426)	801
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,078	(7,588)	8,490
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	8,039	(3,794)	4,245
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	16,026	(6,524)	9,502
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	16,026	(6,984)	9,042
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	8,039	(4,857)	3,182
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	30,227	(31,480)	(1,253)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	32,051	(29,213)	2,838
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,039	(9,630)	(1,591)
CMBX AAA Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	900,000	(1,132)	152	(980)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,022	(5,087)	(65)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,600,000	(2,013)	5,074	3,061
CMBX AAA Series 16 Index		4/2065	JPMorgan Securities LLC	(0.5%)	Monthly	2,196,979	11,712	(3,230)	8,482
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,700,000	(2,139)	4,245	2,106
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly	6,700,000	2,846	4,696	7,542
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,076	(14,306)	1,770
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	32,156	(30,438)	1,718

TOTAL BUY PROTECTION							308,961	(324,294)	(15,333)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	7,668	44,566	52,234
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	7,743	46,282	54,025
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	300,000	(3,524)	6,459	2,935
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(5,874)	11,988	6,114
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	10,000	(117)	239	122
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,350)	3,079	729
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	90,000	(1,057)	1,327	270
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(10,573)	13,786	3,213
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	700,000	(8,223)	16,913	8,690
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(28,194)	40,426	12,232
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(14,097)	15,429	1,332
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(4,699)	4,482	(217)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	800,000	(9,398)	8,753	(645)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,100,000	(12,922)	10,065	(2,857)
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,098,490	(469)	51	(418)

TOTAL SELL PROTECTION							(86,086)	223,845	137,759
TOTAL CREDIT DEFAULT SWAPS							222,875	(100,449)	122,426

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	115,598,000	(252,317)	0	(252,317)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	2,290,000	110,488	0	110,488
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	1,350,000	(1,272)	0	(1,272)
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2031	10,000	108	0	108
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	34,696,000	(264,652)	0	(264,652)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	59,074,000	(359,956)	0	(359,956)
TOTAL INTEREST RATE SWAPS							(767,601)	0	(767,601)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,154,476.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,885,383.
(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $795,565.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $137,217,822 or 16.0% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	33,039,259	207,879,879	226,400,588	614,906	3,119	-	14,521,669	14,518,765	0.0%
Total	33,039,259	207,879,879	226,400,588	614,906	3,119	-	14,521,669

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	94,041,167	-	94,041,167	-

Collateralized Mortgage Obligations	82,599,053	-	82,599,053	-

Commercial Mortgage Securities	119,757,617	-	119,757,617	-

U.S. Government Agency - Mortgage Securities	1,029,024,120	-	1,029,024,120	-

U.S. Treasury Obligations	29,555,432	-	29,555,432	-

Money Market Funds	14,521,669	14,521,669	-	-

Purchased Swaptions	1,613,924	-	1,613,924	-
Total Investments in Securities:	1,371,112,982	14,521,669	1,356,591,313	-
Derivative Instruments:

Assets
Futures Contracts	252,119	252,119	-	-
Swaps	455,663	-	455,663	-
Total Assets	707,782	252,119	455,663	-

Liabilities
Swaps	(1,000,389)	-	(1,000,389)	-
Total Liabilities	(1,000,389)	-	(1,000,389)	-
Total Derivative Instruments:	(292,607)	252,119	(544,726)	-
Other Financial Instruments:

TBA Sale Commitments	(283,507,627)	-	(283,507,627)	-
Total Other Financial Instruments:	(283,507,627)	-	(283,507,627)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	345,067	(122,192)
Total Credit Risk	345,067	(122,192)
Interest Rate Risk
Futures Contracts (b)	252,119	-
Purchased Swaptions (c)	1,613,924	-
Swaps (d)	110,596	(878,197)
Total Interest Rate Risk	1,976,639	(878,197)
Total Value of Derivatives	2,321,706	(1,000,389)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,354,781,551)	$1,356,591,313
Fidelity Central Funds (cost $14,521,669)	14,521,669

Total Investment in Securities (cost $1,369,303,220)		$1,371,112,982
Cash		6,199
Receivable for investments sold		37,147
Receivable for TBA sale commitments		282,746,823
Receivable for swaps		51
Receivable for fund shares sold		1,309,197
Interest receivable		2,547,181
Distributions receivable from Fidelity Central Funds		46,529
Receivable for daily variation margin on futures contracts		185,852
Bi-lateral OTC swaps, at value		345,067
Receivable from investment adviser for expense reductions		2,129
Total assets		1,658,339,157
Liabilities
Payable for investments purchased
Regular delivery	$6,141,234
Delayed delivery	507,728,924
TBA sale commitments, at value	283,507,627
Payable for swaps	30,438
Payable for fund shares redeemed	3,922,182
Distributions payable	46
Bi-lateral OTC swaps, at value	122,192
Payable for daily variation margin on centrally cleared swaps	324,716
Other payables and accrued expenses	139,970
Total liabilities		801,917,329
Net Assets		$856,421,828
Net Assets consist of:
Paid in capital		$892,139,193
Total accumulated earnings (loss)		(35,717,365)
Net Assets		$856,421,828
Net Asset Value, offering price and redemption price per share ($856,421,828 ÷ 92,460,535 shares)		$9.26
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$18,137,197
Income from Fidelity Central Funds		614,906
Total income		18,752,103
Expenses
Custodian fees and expenses	$18,167
Independent trustees' fees and expenses	867
Total expenses before reductions	19,034
Expense reductions	(7,609)
Total expenses after reductions		11,425
Net Investment income (loss)		18,740,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,432,696
Fidelity Central Funds	3,119
Futures contracts	165,424
Swaps	(564,741)
Total net realized gain (loss)		4,036,498
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	16,460,427
Futures contracts	212,749
Swaps	466,700
TBA sale commitments	818,854
Total change in net unrealized appreciation (depreciation)		17,958,730
Net gain (loss)		21,995,228
Net increase (decrease) in net assets resulting from operations		$40,735,906
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,740,678	$31,095,111
Net realized gain (loss)	4,036,498	(3,054,262)
Change in net unrealized appreciation (depreciation)	17,958,730	(444,992)
Net increase (decrease) in net assets resulting from operations	40,735,906	27,595,857
Distributions to shareholders	(18,217,352)	(32,040,267)

Share transactions
Proceeds from sales of shares	126,669,092	303,940,696
Reinvestment of distributions	18,187,762	32,031,832
Cost of shares redeemed	(114,136,377)	(114,743,572)

Net increase (decrease) in net assets resulting from share transactions	30,720,477	221,228,956
Total increase (decrease) in net assets	53,239,031	216,784,546

Net Assets
Beginning of period	803,182,797	586,398,251
End of period	$856,421,828	$803,182,797

Other Information
Shares
Sold	13,866,216	33,941,986
Issued in reinvestment of distributions	1,987,374	3,582,493
Redeemed	(12,498,277)	(12,862,361)
Net increase (decrease)	3,355,313	24,662,118

Financial Highlights
Fidelity® Series Investment Grade Securitized Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.01	$9.10	$8.77	$9.24	$10.41	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.208	.402	.373	.317	.142	.056
Net realized and unrealized gain (loss)	.244	(.076)	.329	(.477)	(1.165)	(.023)
Total from investment operations	.452	.326	.702	(.160)	(1.023)	.033
Distributions from net investment income	(.202)	(.416)	(.372)	(.310)	(.147)	(.083) C
Distributions from net realized gain	-	-	-	-	-	(.220) C
Total distributions	(.202)	(.416)	(.372)	(.310)	(.147)	(.303)
Net asset value, end of period	$9.26	$9.01	$9.10	$8.77	$9.24	$10.41
Total Return D,E	5.06%	3.72%	8.25%	(1.73)%	(9.89)%	.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any I	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.58% H	4.52%	4.25%	3.56%	1.45%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$856,422	$803,183	$586,398	$519,975	$425,309	$426,659
Portfolio turnover rate J	600 % H	720%	721%	735%	761%	1091%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,768,007
Gross unrealized depreciation	(18,119,587)
Net unrealized appreciation (depreciation)	$648,420
Tax cost	$1,369,310,702

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(28,198,557)
Long-term	(11,250,339)
Total capital loss carryforward	$(39,448,896)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Investment Grade Securitized Fund
Credit Risk
Swaps	(49,517)	56,116
Total Credit Risk	(49,517)	56,116
Interest Rate Risk
Futures Contracts	165,424	212,749
Purchased Options	(558,741)	75,887
Swaps	(515,224)	410,584
Total Interest Rate Risk	(908,541)	699,220
Totals	(958,058)	755,336

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Investment Grade Securitized Fund	133,357,145

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Series Investment Grade Securitized Fund	Purchased Swaptions	111,130,000

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Investment Grade Securitized Fund	208,826,507

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	1,787,777,968	1,750,463,195

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,902.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,707.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Investment Grade Securitized Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivative risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9891238.107
IGS-SANN-0426
Fidelity Advisor® Mortgage Securities Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Mortgage Securities Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 5.1%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (h)	50,310	50,839
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (h)	119,179	120,676
TOTAL CANADA		171,515
UNITED STATES - 5.1%
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (h)	1,165,000	1,171,660
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (h)	50,123	50,447
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (h)	114,076	114,462
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (h)	345,000	351,069
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (h)	422,455	429,041
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (h)	412,784	419,399
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	141,882	143,637
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	202,142
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	592,890	594,668
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	325,000	328,311
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	360,000	360,051
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	105,000	105,294
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	121,455	121,551
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (h)	500,000	503,456
Dext Abs LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (h)	100,000	100,331
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (h)	70,437	71,167
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (h)	233,264	234,153
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (h)	800,000	807,028
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (h)	315,000	315,171
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (h)	26,143	26,171
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (h)	355,000	358,931
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (h)	51,697	51,825
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	1,077,509	1,080,382
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	155,000	155,378
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	27,307	27,376
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	55,000	55,560
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	50,000	50,402
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (h)	5,100,000	5,110,186
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (h)	235,000	236,833
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (h)(i)	10,814	9,177
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	205,071	206,772
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	476,624	477,416
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (h)	177,976	178,975
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (h)	690,000	695,783
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	330,000	330,580
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (h)	5,000,000	5,095,313
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (h)	1,268	1,268
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (h)	410,000	411,114
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (h)	1,100,000	1,103,423
Optn Series 2026-A Class A, 4.32% 1/9/2034 (h)	165,000	165,528
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (h)	460,000	461,112
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (h)	105,000	106,097
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (h)	216,111	217,395
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1313% 7/25/2054 (b)(c)(h)	531,454	529,929
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (c)(h)	222,687	222,998
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (h)	299,321	300,691
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	1,295,705	1,297,644
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	600,000	603,718
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (h)	179,208	179,549
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (h)	126,633	128,065
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (h)	300,000	300,210
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (h)	400,000	401,237
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (h)	1,800,000	1,812,846
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (h)	989,180	937,059
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (h)	648,921	644,036
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (h)	1,190,173	1,191,675
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (h)	200,000	203,711
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 4.987% 2/25/2056 (h)(i)	600,000	599,999
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (h)	162,769	163,468
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (h)	322,008	322,590
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (h)	346,596	354,890
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (h)	200,129	201,253
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (h)	292,799	295,829
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (h)	2,263,037	2,286,380
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (h)	400,000	401,711
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (h)	764,431	772,822
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	63,120	63,464
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	413,760	414,500
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	285,000	286,502
TOTAL UNITED STATES		37,952,811
TOTAL ASSET-BACKED SECURITIES (Cost $37,957,494)		38,124,326

Collateralized Mortgage Obligations - 10.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.3%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (h)	129,958	130,082
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (h)	1,483,972	1,340,001
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (h)	300,000	300,000
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(h)	373,753	377,822
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(h)	113,383	112,344
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(h)	58,574	58,431
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(h)	72,504	71,372
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (h)	939,646	924,871
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (h)	1,382,350	1,378,662
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (c)(h)	500,000	500,166
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(h)(l)	72,121	6
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3031% 5/27/2037 (b)(c)(h)	37,872	37,733
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	10,001	10,147
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	15,016	15,296
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	11,276	11,479
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	15,230	15,522
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	5,138	5,215
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,602	2,696
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	4,898	5,104
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7683% 11/25/2032 (c)(j)	681	13
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 12/25/2033 (c)(j)	19,950	2,470
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 3/25/2033 (c)(j)	4,031	426
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	44,275	45,384
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9383% 6/25/2035 (c)(j)	32,441	2,230
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7176% 8/25/2035 (b)(c)	884	944
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	43,820	44,530
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8583% 12/25/2036 (c)(j)	11,283	1,153
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6583% 5/25/2037 (c)(j)	7,207	688
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 17.9299% 6/25/2037 (b)(c)	21,000	28,730
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	2,265	2,611
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	24,794	24,040
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	207,464	206,010
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	90,338	90,254
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (j)	20,593	301
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	16,072	15,127
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	22,268	21,146
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (j)	14	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2683% 1/25/2044 (c)(j)	25,929	3,009
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (j)	124,847	17,277
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	170,442	165,109
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	2,320,265	2,072,384
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (j)	79,443	10,352
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	3,034,936	2,838,728
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	614,928	574,158
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	383,862	356,516
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	173,918	152,156
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	184,825	161,698
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	212,116	185,358
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	91,383	77,946
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	152,770	139,626
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,226,826	1,121,405
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	240,321	218,626
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	238,057	226,666
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	212,265	202,299
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	436,866	422,671
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,904,672	1,743,732
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	174,457	159,078
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	198,660	197,600
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	205,879	182,831
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 8/25/2052 (b)(c)	679,213	677,057
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (b)(c)	1,706,844	1,697,088
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 9/25/2052 (b)(c)	1,433,749	1,429,199
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (b)(c)	486,433	484,722
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (b)(c)	1,672,880	1,667,566
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	336,498	320,473
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	247,282	235,638
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (b)(c)	1,010,539	1,022,745
Fannie Mae Guaranteed REMIC Series 2023-53 Class FP, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.2172% 11/25/2053 (b)(c)	1,834,836	1,858,161
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (b)(c)	1,193,619	1,208,175
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (b)(c)	168,836	170,863
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (b)(c)	435,145	440,921
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2053 (b)(c)	2,422,832	2,440,302
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (b)(c)	1,435,129	1,445,649
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 12/25/2054 (b)(c)	806,529	811,146
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (j)	16,856	500
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	1,169,096	1,178,623
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2672% 8/25/2054 (b)(c)	1,046,756	1,060,657
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (b)(c)	348,212	350,689
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (b)(c)	456,796	461,644
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (b)(c)	528,536	533,977
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	802,428	810,008
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	353,874	356,813
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	426,169	421,364
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	651,092	655,492
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(j)	9,962	1,661
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(j)	6,098	858
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (j)	9,512	1,503
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(j)	5,614	941
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (j)	18,752	2,845
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	4,880	4,938
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	263,752	263,987
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	137,055	124,588
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	263,380	232,149
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	5,821	5,944
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	6,275	6,384
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	12,368	12,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	2,603	2,659
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	4,196	4,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	14,228	14,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.4273% 11/15/2031 (c)(j)	6,225	301
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	13,896	14,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	18,824	19,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (j)	7,332	997
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	289,865	298,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	22,143	22,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	100,028	102,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	52,519	54,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	61,123	62,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	26,070	26,915
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8273% 2/15/2036 (c)(j)	9,082	862
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	28,438	29,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	78,808	81,119
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.8873% 11/15/2036 (c)(j)	30,355	2,876
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8073% 6/15/2037 (c)(j)	26,622	2,717
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	10,318	10,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	133,873	137,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	18,425	18,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	17,511	16,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (j)	11,401	694
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (j)	2	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (j)	34,865	847
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	50,771	50,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	30,907	30,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	147,411	143,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	167,603	165,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	81,356	81,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	132,497	126,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	62,996	54,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	735,427	632,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	556,363	487,342
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	483,801	431,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	371,427	295,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	160,005	140,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	210,084	184,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	206,785	180,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	868,452	781,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	170,979	158,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,168,054	1,070,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	196,145	178,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	190,148	173,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	179,727	166,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	159,687	145,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	202,441	181,921
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,077,570	981,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	159,688	145,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	136,289	126,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	648,944	605,155
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	112,576	106,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	146,070	135,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	356,006	336,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	356,006	336,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2172% 7/25/2052 (b)(c)	196,684	195,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	546,703	545,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (b)(c)	362,038	359,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4172% 9/25/2052 (b)(c)	611,998	609,278
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.3172% 9/25/2052 (b)(c)	257,855	256,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (b)(c)	701,876	706,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 10/25/2053 (b)(c)	532,414	540,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5357 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (b)(c)	1,879,875	1,901,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	494,600	499,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 10/25/2054 (b)(c)	620,981	623,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (b)(c)	1,310,687	1,318,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	867,574	873,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	291,285	292,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (b)(c)	533,003	537,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	523,081	527,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (b)(c)	632,877	636,458
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	13,479	13,737
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	4,509	4,602
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	2,007	2,051
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,313	1,334
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0969% 8/20/2060 (b)(c)(k)	10,163	10,130
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 4/20/2061 (b)(c)(k)	3,555	3,556
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (b)(c)(k)	100	100
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (k)	1,127	1,070
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	29,602	27,743
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (b)(c)(k)	55,800	55,738
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	40,969	41,813
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7259% 5/16/2034 (c)(j)	24,441	1,426
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4259% 8/17/2034 (c)(j)	8,749	870
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9159% 6/16/2037 (c)(j)	14,771	1,330
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	278,558	277,286
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	61,574	61,292
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (j)	2,781	76
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (j)	73,429	7,555
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	68,658	68,059
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	82,383	78,497
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	345,667	321,291
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1817% 1/20/2049 (b)(c)	58,104	58,032
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2817% 10/20/2049 (b)(c)	107,525	106,804
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2317% 2/20/2049 (b)(c)	203,551	202,567
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (h)	242,246	238,194
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(h)	428,744	434,114
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (h)	734,957	704,904
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(h)	249,930	241,911
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(h)	250,613	253,609
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (h)	1,212,916	1,228,930
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (c)(h)	486,022	487,786
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (h)	631,761	600,880
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (h)	321,575	308,916
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (h)	1,018,593	997,494
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (h)(i)	732,462	740,399
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(h)	470,218	471,700
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (h)	3,858	3,853
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(h)	126,605	122,718
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (h)	170,929	170,929
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (c)(h)	770,599	777,334
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (h)(i)	558,306	550,598
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (h)	457,312	444,693
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (h)	1,426,450	1,401,513
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (h)	553,336	549,129
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(h)	79,182	78,459
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(h)	234,743	232,831
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(h)	504,388	494,120
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (h)	183,945	184,243
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (h)	210,462	199,822
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (h)	1,231,641	1,247,614
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4282% 9/25/2043 (b)(c)	170,272	165,557
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (c)(h)	2,567,456	2,575,387
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(h)	512,145	517,394
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3385% 9/25/2033 (c)	17,812	17,742
TOTAL UNITED STATES		77,183,017
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $76,181,028)		77,183,017

Commercial Mortgage Securities - 8.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 8.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(h)	1,310,000	1,316,572
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 2/15/2043 (b)(c)(h)	250,000	250,078
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (h)	194,188	187,882
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,519,217	1,504,880
BANK Series 2020-BN25 Class XB, 0.4361% 1/15/2063 (c)(j)	7,140,322	119,095
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	574,718	558,938
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (c)(j)	4,852,955	174,373
BANK5 Series 2025-5YR14 Class XA, 0.9831% 4/15/2058 (c)(j)	5,292,664	193,359
BANK5 Series 2025-5YR14 Class XB, 0.2714% 4/15/2058 (c)(j)	13,100,000	168,218
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (c)(j)	2,000,000	57,210
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (h)	541,000	541,742
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (c)(h)(j)	4,800,000	192,257
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (c)(j)	11,388,255	216,475
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	900,000	938,849
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (b)(c)(h)	772,269	767,500
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(h)	171,331	171,331
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (c)(j)	6,600,000	165,597
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.7492% 10/15/2058 (c)(j)	4,600,000	154,849
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	500,000	510,476
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7069% 4/15/2058 (c)(j)	2,998,743	79,041
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (b)(c)(h)	679,750	679,962
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (c)(h)	565,177	565,530
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(h)	3,540,325	3,541,431
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(h)	779,000	779,490
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (b)(c)(h)	400,000	399,753
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(h)	754,313	754,549
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(h)	1,569,433	1,567,471
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (b)(c)(h)	214,868	214,801
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.463% 10/15/2038 (b)(c)(h)	42,407	42,394
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(h)	1,011,766	1,011,766
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (b)(c)(h)	133,000	133,000
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(h)	214,000	213,711
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (b)(c)(h)	168,000	168,000
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	368,064	365,891
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(h)	377,000	386,478
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,644,000	3,625,139
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5388% 12/10/2049 (c)(j)	6,023,000	12,264
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0051% 8/10/2056 (c)(j)	4,695,335	132,931
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (c)(h)	300,000	303,651
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	400,000	363,194
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(h)	2,015,000	2,017,519
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (b)(c)(h)	160,000	160,299
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(h)	855,000	855,267
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (b)(c)(h)	88,000	88,165
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	193,558	192,073
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	995,435	993,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	300,000	274,324
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (b)(c)	1,395,806	1,393,440
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	700,000	714,593
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	500,000	509,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	600,000	613,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	900,000	921,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	1,400,000	1,429,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	200,000	204,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	500,000	507,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (c)	4,399,289	4,397,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	2,699,390	2,699,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (c)	1,100,000	1,110,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	1,212,883	1,212,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (b)(c)	2,899,724	2,899,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (b)(c)	3,000,000	3,000,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (b)(c)	1,800,000	1,800,562
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.839% 10/10/2048 (c)(j)	295,343	11
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	2,200,000	2,189,836
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	200,049
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	232,550	227,586
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (b)(c)(h)	100,000	99,813
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(h)	268,000	273,549
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	39,180	38,973
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (h)	455,259	434,203
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(h)(j)	3,909,453	85,817
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (b)(c)(h)	340,811	340,555
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (b)(c)(h)	411,000	411,341
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.557% 8/15/2033 (b)(c)(h)	723,006	588,137
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1406% 6/15/2054 (c)(j)	990,778	36,515
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	1,350,000	1,399,359
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(h)	1,084,000	1,084,000
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (b)(c)(h)	500,000	501,247
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (h)	995,000	998,901
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(h)	567,300	567,123
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (b)(c)(h)	276,966	276,879
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(h)	574,000	574,718
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9635% 12/15/2050 (c)(j)	4,916,295	70,082
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8156% 12/15/2050 (c)(j)	6,301,260	78,531
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9038% 8/15/2051 (c)(j)	3,599,517	53,123
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (b)(c)(h)	468,000	467,784
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (b)(c)(h)	637,000	636,171
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(h)	340,000	343,240
TOTAL UNITED STATES		63,502,144
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $63,175,007)		63,502,144

U.S. Government Agency - Mortgage Securities - 126.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 126.9%
Fannie Mae 2% 3/1/2052	1,476,334	1,234,517
Fannie Mae 3% 12/1/2051	150,928	137,893
Fannie Mae 3.5% 12/1/2036	92,020	90,925
Fannie Mae 3.5% 5/1/2036	70,048	69,367
Fannie Mae 6% 12/1/2054	1,594,717	1,674,287
Fannie Mae 7% 6/1/2054	42,004	44,896
Fannie Mae 7% 7/1/2054	38,565	41,332
Fannie Mae 7% 8/1/2054	18,853	20,092
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	6,362	6,578
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,274	1,314
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	573	592
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.61%, 6.36% 8/1/2035 (b)(c)	14,228	14,708
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.391% 11/1/2036 (b)(c)	1,007	1,042
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (b)(c)	955	990
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7392%, 6.152% 3/1/2040 (b)(c)	5,149	5,383
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.279% 7/1/2035 (b)(c)	975	1,008
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	7,393	7,764
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	11,589	12,171
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8063%, 6.388% 12/1/2040 (b)(c)	99,669	104,669
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.593% 2/1/2042 (b)(c)	4,990	5,241
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	1,170	1,208
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	10,047	10,396
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.379% 10/1/2033 (b)(c)	1,580	1,631
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	955,147	873,716
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	901,113	822,881
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	122,160	105,723
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,294,747	1,827,255
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	514,125	471,418
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	492,163	451,280
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	263,100	241,245
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	119,369	103,455
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,530,391	2,171,244
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	510,234	467,851
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	121,621	105,330
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	124,738	107,875
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,852,709	1,472,375
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,661	12,496
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	127,559	110,246
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	13,873	12,669
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	55,297	50,790
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	87,751	69,737
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	586,930	466,442
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	130,078	104,554
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,412,920	1,292,462
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,978,321	1,849,393
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	772,727	647,123
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	910,800	812,416
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	874,294	739,832
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	165,440	138,497
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	50,553	42,320
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,868,171	1,576,768
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	13,789	12,401
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	673,895	601,108
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	538,164	479,958
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	549,304	462,077
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	105,794	88,565
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	105,053	87,945
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,241,891	1,892,194
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	185,994	156,285
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	48,918	41,288
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	34,123	28,800
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	962,261	899,550
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	131,389	118,473
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,079	12,655
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	942,056	788,635
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	108,047	90,417
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	86,334	72,625
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	471,351	397,828
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	63,792	62,816
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,078	13,536
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	54,247	45,667
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	956,052	804,833
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	52,914	44,627
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	23,726	20,017
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,467	13,878
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,651,583	1,469,266
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,714	14,029
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	769,549	647,108
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	523,176	440,589
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	471,012	396,512
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	344,238	289,790
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	204,892	172,036
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	189,411	159,866
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	51,714	43,615
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	35,705	30,124
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	44,529	40,106
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	177,298	148,257
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	120,885	101,084
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	24,030	20,304
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,173,196	1,817,236
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	32,211	29,007
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,565	14,834
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	7,552,337	7,095,551
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	230,991	217,020
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	433,929	388,350
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	985,506	825,624
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	588,282	495,417
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	323,746	272,640
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,758,072	1,472,855
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	295,670	246,964
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	105,877	89,131
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	31,900	26,755
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	17,573	14,738
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	352,100	329,484
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	91,514	76,668
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	85,426	71,539
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	47,479	40,073
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	96,803	81,099
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	129,693	126,107
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,216,591	1,162,523
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,826,927	1,617,443
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	217,000	190,558
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,234,941	1,086,777
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	150,813	133,002
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	125,735	122,301
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	27,806	27,056
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	112,973	106,666
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	431,840	382,324
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	394,525	347,931
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	183,644	160,922
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	82,204	79,959
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	179,144	171,071
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	406,072	372,667
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	257,951	236,937
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	91,875	84,585
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,167,156	1,907,148
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	967,715	847,983
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	732,312	641,705
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	229,854	223,422
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,719,540	1,671,954
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,453,391	1,273,567
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	672,087	591,452
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	98,385	94,382
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	69,168	67,302
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	305,807	283,989
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	97,939	90,946
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	461,484	404,963
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,812,053	1,599,179
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	124,553	121,149
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	1,978,955	1,869,564
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,186,007	1,086,916
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,689,168	3,246,553
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,687,027	1,484,622
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,383,567	1,224,921
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,254,043	1,115,343
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	27,265	26,606
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	115,567	106,585
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	87,198	80,817
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	87,002	80,083
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	35,685	32,806
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,457,607	1,284,094
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,103,802	974,131
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,553,810	1,366,418
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	96,641	84,986
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,952,054	2,605,255
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	176,134	163,029
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	91,071	84,098
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	38,618	37,646
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	346,346	318,412
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,556,274	4,033,831
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	509,765	464,942
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,003,317	924,815
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	805,651	739,090
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	106,136	96,770
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	15,657	15,347
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	43,156	42,521
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,418,865	1,306,520
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	100,699	91,844
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	908,905	837,222
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	686,015	627,409
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,767	15,408
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	854,802	840,565
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	485,077	476,975
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	59,850	58,483
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	3,962,562	3,653,762
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	926,057	844,629
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	497,775	455,095
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	352,640	322,735
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	115,043	104,892
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	73,177	72,231
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	515,381	505,587
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	29,985	29,557
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	41,342	38,859
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,395,140	1,284,674
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	504,048	464,137
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,026,953	938,900
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	637,242	582,604
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	77,311	75,965
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	26,091	25,605
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	15,881	15,393
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	819,645	761,662
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,919,267	1,767,301
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	990,750	913,232
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	964,712	885,915
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	586,244	535,245
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	150,683	137,104
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	9,171	8,973
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,933,668	1,779,957
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	821,719	756,142
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	132,039	121,585
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,607,348	2,397,640
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	326,824	320,735
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	86,030	84,831
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	5,119	4,973
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	21,094	20,416
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	565,733	530,100
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	48,419	45,487
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	674,126	626,648
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,508,322	2,307,363
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	850,099	781,992
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	547,929	502,661
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,064,303	975,376
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	188,934	185,778
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	823,056	758,659
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	15,470	14,969
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	263,049	251,908
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	53,448	51,251
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	233,549	224,680
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	205,510	194,238
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	71,062	67,520
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	50,145	48,562
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,928	15,429
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,572	5,389
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	71,094	68,288
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,398,880	2,292,788
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	213,552	205,576
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,874	13,417
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,450	12,027
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	9,080	8,759
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,664	5,484
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,286	3,149
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	332,024	314,124
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	7,215	6,986
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,265,917	1,223,910
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	462,817	443,216
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	87,850	84,129
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	51,033	48,968
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,905	10,554
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	134,192	128,844
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	69,359	66,464
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	186,863	177,197
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	67,777	65,398
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	45,466	43,598
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	99,567	96,221
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	72,048	69,577
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	17,214	16,638
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,878	10,520
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	24,098	22,927
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	201,431	189,942
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	13,666	13,242
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	138,736	137,373
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	47,022	46,560
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	454,238	439,768
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	177,260	175,519
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	211,176	204,560
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	11,833	11,444
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	90,547	86,712
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	62,081	59,568
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	72,108	69,841
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	30,409	29,444
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,685	12,313
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	49,856	47,838
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	140,645	135,392
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	676,425	640,802
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	308,964	307,971
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,516	11,481
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,455	4,445
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	211,373	209,298
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	25,313	25,029
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,673	6,654
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,417	11,394
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,395	11,341
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	33,055	32,632
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	111,592	111,239
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,440	10,422
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	88,112	87,761
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	47,737	46,962
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	32,840	32,481
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,617	6,592
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	142,106	140,892
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	20,268	20,040
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	255,073	254,266
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	29,140	29,043
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,367	14,281
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,081	7,073
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,252	6,233
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	18,034	17,832
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	39,253	39,158
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	16,517	16,481
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	117,378	116,724
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,685	20,602
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,655	17,560
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	11,477	11,423
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	169,311	168,530
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	123,757	123,226
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	86,376	86,010
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	40,621	40,446
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,307	24,191
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,217	18,118
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	74,212	73,410
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	50,596	50,055
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	926,781	910,589
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	40,580	39,520
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	20,612	20,565
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	10,679	10,651
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,603	1,600
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	754,947	741,521
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,359	6,295
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	25,386	25,109
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	7,640	7,557
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	41,025	40,552
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	86	85
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	38,584	39,228
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,063	9,216
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	31,634	32,142
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	75,228	76,366
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	730,684	734,156
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	84,849	86,274
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	26,009	26,452
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,913	7,023
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	61,681	62,730
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	125,057	127,181
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	172,195	175,135
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	60,115	61,141
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	405,695	412,534
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	112,327	114,231
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	34,433	35,015
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	342,877	349,435
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	44,168	44,879
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,831	6,861
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	8,018	8,155
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,543	5,637
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	441,797	442,101
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	24,371	24,786
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	886,193	902,448
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	659,119	671,621
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,157,301	2,195,522
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	930,392	950,365
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	473,653	482,637
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2040	986,866	1,002,610
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	38,001	39,004
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	22,270	22,792
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	9,662	9,961
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	477,092	489,558
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,822	7,062
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	15,066	15,431
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	78,178	79,449
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,206	1,249
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (c)	65,692	67,103
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	927,445	961,226
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	307,130	316,589
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	141,711	145,803
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	867,151	894,401
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	371,142	383,965
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	632,577	652,208
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,263,769	1,307,430
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	707,800	733,968
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	97,632	101,725
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	41,049	42,779
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,928,427	2,019,977
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,134,106	1,188,300
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	259,722	271,890
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	58,468	60,671
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	844,047	887,656
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	688,598	720,804
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	1,769,079	1,847,370
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	912,149	944,902
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,269,053	4,456,714
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	757,606	792,093
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	282,651	295,871
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	108,822	113,946
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	216,508	222,608
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,078,623	1,127,385
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	33,972	35,536
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	32,846	34,369
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	31,750	33,244
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	310,711	320,218
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,155,376	1,190,007
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,648,382	1,697,790
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	834,129	872,621
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	813,566	849,584
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,685,593	1,736,117
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	86,374	90,501
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	877,631	909,057
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,476,858	1,545,932
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,290,814	1,351,993
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	909,611	936,592
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	3,505,797	3,653,332
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,886,478	1,971,173
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,845,605	1,904,320
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	77,113	80,634
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	36,881	38,555
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,952,011	2,045,138
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	2,307,662	2,411,198
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	147,122	152,666
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	229,744	238,838
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,440,837	1,483,575
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	599,923	628,169
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	26,931	28,283
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	255,280	270,992
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,391	6,831
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	744,151	787,625
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,890	2,022
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	623	662
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	310,805	324,349
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	427,466	452,973
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	405	430
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	727	780
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	621,904	658,042
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	8,798	9,378
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	471,465	492,011
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	377,352	400,459
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	645	689
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,493,730	3,697,837
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	583,788	608,589
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,069	3,280
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,753	1,875
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	513,228	543,011
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (c)	14,878	15,572
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	308	309
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,455,773	1,555,087
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	993,559	1,056,217
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	808,879	859,637
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	562,079	598,976
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	146,947	156,272
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	16,536	17,558
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	13,912	14,667
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	203	203
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	363,387	387,240
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	44,950	47,981
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	288,362	307,764
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	80,288	85,180
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	54,502	57,568
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	31,809	33,707
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	14,932	15,818
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	18,919	20,200
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	159	158
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	405	413
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	605,597	644,025
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	191,764	204,292
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	98,471	104,056
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	98,055	103,571
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	64,688	68,308
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	20,715	21,918
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	20,709	21,911
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	414,719	442,622
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	214,808	228,842
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	10,861	11,472
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	15,950	16,745
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	442,334	475,309
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	279	279
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	24,094	25,724
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,825	24,533
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,768	24,212
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	18,214	19,578
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	14,591	15,496
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	421	421
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	175,007	186,057
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	28,815	30,569
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	311,636	333,797
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	212,628	227,416
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	138,684	148,156
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	70	70
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,132	1,203
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	6,729	7,212
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,225	1,311
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,382	3,604
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,406	1,506
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	746	796
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	373	395
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	298	317
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	257	275
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	161	170
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,128	1,177
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	18,406	19,697
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	78	81
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	4,675	5,020
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2029	14	13
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,554	4,934
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	12,008	12,781
Freddie Mac Gold Pool 1.5% 1/1/2036	520,120	475,777
Freddie Mac Gold Pool 1.5% 1/1/2051	2,269,773	1,807,369
Freddie Mac Gold Pool 1.5% 11/1/2035	482,649	442,557
Freddie Mac Gold Pool 1.5% 11/1/2035	14,755	13,530
Freddie Mac Gold Pool 1.5% 11/1/2050	53,330	42,816
Freddie Mac Gold Pool 1.5% 12/1/2035	509,768	467,423
Freddie Mac Gold Pool 1.5% 12/1/2040	73,126	63,330
Freddie Mac Gold Pool 1.5% 12/1/2050	35,680	28,646
Freddie Mac Gold Pool 1.5% 12/1/2050	20,613	16,568
Freddie Mac Gold Pool 1.5% 2/1/2041	126,111	109,055
Freddie Mac Gold Pool 1.5% 2/1/2051	2,310,062	1,835,840
Freddie Mac Gold Pool 1.5% 3/1/2041	127,643	110,302
Freddie Mac Gold Pool 1.5% 3/1/2051	945,992	751,794
Freddie Mac Gold Pool 1.5% 3/1/2051	27,118	21,797
Freddie Mac Gold Pool 1.5% 4/1/2041	578,774	499,906
Freddie Mac Gold Pool 1.5% 4/1/2041	130,114	112,277
Freddie Mac Gold Pool 1.5% 4/1/2051	1,794,385	1,426,025
Freddie Mac Gold Pool 1.5% 5/1/2036	1,183,842	1,084,394
Freddie Mac Gold Pool 1.5% 6/1/2051	33,757	27,133
Freddie Mac Gold Pool 1.5% 7/1/2035	197,122	180,994
Freddie Mac Gold Pool 1.5% 8/1/2035	407,115	373,806
Freddie Mac Gold Pool 2% 1/1/2051	8,584,566	7,183,818
Freddie Mac Gold Pool 2% 1/1/2051	226,379	189,441
Freddie Mac Gold Pool 2% 1/1/2051	110,210	92,227
Freddie Mac Gold Pool 2% 1/1/2051	52,281	43,963
Freddie Mac Gold Pool 2% 1/1/2051	36,992	31,106
Freddie Mac Gold Pool 2% 1/1/2052	161,080	135,451
Freddie Mac Gold Pool 2% 1/1/2052	112,481	94,971
Freddie Mac Gold Pool 2% 1/1/2052	41,270	34,832
Freddie Mac Gold Pool 2% 10/1/2041	17,162	15,308
Freddie Mac Gold Pool 2% 11/1/2041	509,426	454,221
Freddie Mac Gold Pool 2% 11/1/2050	4,290,176	3,591,487
Freddie Mac Gold Pool 2% 11/1/2050	15,440	13,051
Freddie Mac Gold Pool 2% 12/1/2051	358,799	301,711
Freddie Mac Gold Pool 2% 12/1/2051	21,453	18,107
Freddie Mac Gold Pool 2% 12/1/2051	17,977	15,173
Freddie Mac Gold Pool 2% 2/1/2042	392,854	349,716
Freddie Mac Gold Pool 2% 2/1/2052	158,516	133,493
Freddie Mac Gold Pool 2% 3/1/2041	103,833	93,548
Freddie Mac Gold Pool 2% 3/1/2051	1,097,923	919,804
Freddie Mac Gold Pool 2% 3/1/2052	538,886	452,134
Freddie Mac Gold Pool 2% 4/1/2052	1,410,860	1,183,736
Freddie Mac Gold Pool 2% 5/1/2051	3,648,604	3,070,362
Freddie Mac Gold Pool 2% 5/1/2051	238,439	200,725
Freddie Mac Gold Pool 2% 5/1/2051	77,435	64,945
Freddie Mac Gold Pool 2% 5/1/2051	21,081	17,806
Freddie Mac Gold Pool 2% 6/1/2050	6,576,852	5,513,980
Freddie Mac Gold Pool 2% 6/1/2050	1,838,193	1,548,020
Freddie Mac Gold Pool 2% 7/1/2041	1,578,959	1,415,130
Freddie Mac Gold Pool 2% 7/1/2041	16,465	14,733
Freddie Mac Gold Pool 2% 7/1/2051	184,687	154,263
Freddie Mac Gold Pool 2% 7/1/2051	130,764	110,081
Freddie Mac Gold Pool 2% 7/1/2051	52,892	44,179
Freddie Mac Gold Pool 2% 8/1/2050	71,742	60,417
Freddie Mac Gold Pool 2% 8/1/2051	193,033	161,596
Freddie Mac Gold Pool 2% 9/1/2050	1,403,349	1,175,680
Freddie Mac Gold Pool 2% 9/1/2050	422,996	354,108
Freddie Mac Gold Pool 2.5% 1/1/2041	292,534	270,012
Freddie Mac Gold Pool 2.5% 1/1/2042	396,109	363,435
Freddie Mac Gold Pool 2.5% 10/1/2041	192,065	176,426
Freddie Mac Gold Pool 2.5% 10/1/2050	1,105,022	974,171
Freddie Mac Gold Pool 2.5% 11/1/2031	106,676	103,761
Freddie Mac Gold Pool 2.5% 11/1/2041	2,749,961	2,534,822
Freddie Mac Gold Pool 2.5% 11/1/2041	129,178	118,873
Freddie Mac Gold Pool 2.5% 11/1/2041	78,158	72,058
Freddie Mac Gold Pool 2.5% 11/1/2050	3,619,262	3,196,344
Freddie Mac Gold Pool 2.5% 11/1/2050	1,184,798	1,047,833
Freddie Mac Gold Pool 2.5% 12/1/2051	1,116,663	978,501
Freddie Mac Gold Pool 2.5% 2/1/2042	514,545	475,021
Freddie Mac Gold Pool 2.5% 2/1/2051	6,706,686	5,925,093
Freddie Mac Gold Pool 2.5% 3/1/2051	364,918	320,452
Freddie Mac Gold Pool 2.5% 4/1/2042	85,934	78,884
Freddie Mac Gold Pool 2.5% 4/1/2052	1,026,030	904,854
Freddie Mac Gold Pool 2.5% 4/1/2052	403,636	355,966
Freddie Mac Gold Pool 2.5% 5/1/2041	1,086,380	1,008,107
Freddie Mac Gold Pool 2.5% 5/1/2051	1,041,912	919,511
Freddie Mac Gold Pool 2.5% 5/1/2052	1,147,132	1,009,503
Freddie Mac Gold Pool 2.5% 6/1/2031	23,273	22,734
Freddie Mac Gold Pool 2.5% 6/1/2041	102,899	94,698
Freddie Mac Gold Pool 2.5% 7/1/2041	1,411,679	1,307,180
Freddie Mac Gold Pool 2.5% 7/1/2050	1,977,079	1,750,379
Freddie Mac Gold Pool 2.5% 7/1/2051	1,583,636	1,393,636
Freddie Mac Gold Pool 2.5% 8/1/2041	505,432	464,685
Freddie Mac Gold Pool 2.5% 8/1/2041	62,873	57,887
Freddie Mac Gold Pool 2.5% 9/1/2041	135,961	125,566
Freddie Mac Gold Pool 3% 1/1/2043	43,415	40,906
Freddie Mac Gold Pool 3% 1/1/2052	513,490	468,820
Freddie Mac Gold Pool 3% 1/1/2052	82,123	74,722
Freddie Mac Gold Pool 3% 10/1/2049	311,417	285,397
Freddie Mac Gold Pool 3% 10/1/2051	1,080,832	989,848
Freddie Mac Gold Pool 3% 11/1/2032	582,416	571,352
Freddie Mac Gold Pool 3% 11/1/2050	68,401	62,386
Freddie Mac Gold Pool 3% 12/1/2030	23,017	22,678
Freddie Mac Gold Pool 3% 12/1/2032	167,886	165,082
Freddie Mac Gold Pool 3% 12/1/2032	68,973	67,731
Freddie Mac Gold Pool 3% 12/1/2042	221,996	209,270
Freddie Mac Gold Pool 3% 12/1/2050	559,781	510,560
Freddie Mac Gold Pool 3% 2/1/2033	21,321	21,017
Freddie Mac Gold Pool 3% 2/1/2043	24,877	23,514
Freddie Mac Gold Pool 3% 2/1/2043	12,744	12,017
Freddie Mac Gold Pool 3% 3/1/2043	20,205	19,037
Freddie Mac Gold Pool 3% 3/1/2050	561,812	513,466
Freddie Mac Gold Pool 3% 3/1/2052	88,571	80,534
Freddie Mac Gold Pool 3% 3/1/2052	41,505	37,765
Freddie Mac Gold Pool 3% 4/1/2032	5,590	5,504
Freddie Mac Gold Pool 3% 4/1/2032	3,823	3,767
Freddie Mac Gold Pool 3% 4/1/2034	81,625	79,969
Freddie Mac Gold Pool 3% 4/1/2037	240,099	233,117
Freddie Mac Gold Pool 3% 4/1/2046	29,064	27,048
Freddie Mac Gold Pool 3% 4/1/2046	28,610	26,626
Freddie Mac Gold Pool 3% 4/1/2050	565,742	517,058
Freddie Mac Gold Pool 3% 5/1/2046	470,844	438,189
Freddie Mac Gold Pool 3% 5/1/2046	71,665	66,695
Freddie Mac Gold Pool 3% 6/1/2046	466,517	434,162
Freddie Mac Gold Pool 3% 6/1/2050	911,452	838,999
Freddie Mac Gold Pool 3% 6/1/2052	133,964	121,892
Freddie Mac Gold Pool 3% 7/1/2032	9,063	8,909
Freddie Mac Gold Pool 3% 8/1/2032	12,348	12,138
Freddie Mac Gold Pool 3% 8/1/2032	8,090	7,951
Freddie Mac Gold Pool 3% 9/1/2048	627,392	579,284
Freddie Mac Gold Pool 3% 9/1/2049	9,300	8,584
Freddie Mac Gold Pool 3% 9/1/2050	16,313	14,894
Freddie Mac Gold Pool 3.5% 1/1/2046	44,976	43,171
Freddie Mac Gold Pool 3.5% 10/1/2047	6,546	6,302
Freddie Mac Gold Pool 3.5% 11/1/2033	238,398	235,868
Freddie Mac Gold Pool 3.5% 11/1/2047	48,264	46,431
Freddie Mac Gold Pool 3.5% 12/1/2033	87,342	86,687
Freddie Mac Gold Pool 3.5% 12/1/2046	84,028	80,563
Freddie Mac Gold Pool 3.5% 12/1/2047	11,290	10,862
Freddie Mac Gold Pool 3.5% 2/1/2034	207,338	204,440
Freddie Mac Gold Pool 3.5% 2/1/2043	234,764	227,333
Freddie Mac Gold Pool 3.5% 2/1/2043	22,865	22,249
Freddie Mac Gold Pool 3.5% 2/1/2052	163,872	155,702
Freddie Mac Gold Pool 3.5% 3/1/2032	106,429	105,763
Freddie Mac Gold Pool 3.5% 3/1/2046	621,287	598,587
Freddie Mac Gold Pool 3.5% 4/1/2042	540,518	526,031
Freddie Mac Gold Pool 3.5% 4/1/2043	265,077	256,663
Freddie Mac Gold Pool 3.5% 4/1/2043	27,174	26,340
Freddie Mac Gold Pool 3.5% 4/1/2043	8,169	7,906
Freddie Mac Gold Pool 3.5% 4/1/2046	426,565	409,109
Freddie Mac Gold Pool 3.5% 4/1/2046	83,295	80,069
Freddie Mac Gold Pool 3.5% 4/1/2052 (f)(g)	9,821,594	9,347,325
Freddie Mac Gold Pool 3.5% 5/1/2034	101,905	101,058
Freddie Mac Gold Pool 3.5% 5/1/2045	829,358	797,732
Freddie Mac Gold Pool 3.5% 5/1/2046	902,948	870,794
Freddie Mac Gold Pool 3.5% 5/1/2046	473,759	455,407
Freddie Mac Gold Pool 3.5% 5/1/2046	121,703	116,723
Freddie Mac Gold Pool 3.5% 5/1/2052	135,689	127,950
Freddie Mac Gold Pool 3.5% 6/1/2032	353,181	350,904
Freddie Mac Gold Pool 3.5% 6/1/2042	29,712	28,841
Freddie Mac Gold Pool 3.5% 6/1/2045	1,004,754	967,236
Freddie Mac Gold Pool 3.5% 6/1/2045	163,772	157,938
Freddie Mac Gold Pool 3.5% 7/1/2032	350,221	347,941
Freddie Mac Gold Pool 3.5% 7/1/2032	76,793	76,303
Freddie Mac Gold Pool 3.5% 7/1/2042	339,162	328,602
Freddie Mac Gold Pool 3.5% 7/1/2047	118,140	113,727
Freddie Mac Gold Pool 3.5% 8/1/2034	172,325	170,853
Freddie Mac Gold Pool 3.5% 8/1/2047	183,725	176,863
Freddie Mac Gold Pool 3.5% 8/1/2047	21,438	20,638
Freddie Mac Gold Pool 3.5% 8/1/2047	13,820	13,304
Freddie Mac Gold Pool 3.5% 9/1/2042	422,098	408,520
Freddie Mac Gold Pool 3.5% 9/1/2042	324,221	313,911
Freddie Mac Gold Pool 3.5% 9/1/2046	112,187	107,561
Freddie Mac Gold Pool 3.5% 9/1/2046	25,647	24,638
Freddie Mac Gold Pool 3.5% 9/1/2047	5,454	5,250
Freddie Mac Gold Pool 3.5% 9/1/2047	5,100	4,909
Freddie Mac Gold Pool 4% 1/1/2036	189,421	192,174
Freddie Mac Gold Pool 4% 1/1/2042	96,226	95,908
Freddie Mac Gold Pool 4% 1/1/2044	23,156	23,009
Freddie Mac Gold Pool 4% 1/1/2044	11,392	11,307
Freddie Mac Gold Pool 4% 10/1/2041	12,518	12,482
Freddie Mac Gold Pool 4% 10/1/2042	7,363	7,330
Freddie Mac Gold Pool 4% 10/1/2043	28,399	28,210
Freddie Mac Gold Pool 4% 10/1/2043	12,667	12,572
Freddie Mac Gold Pool 4% 10/1/2043	9,915	9,869
Freddie Mac Gold Pool 4% 10/1/2052	953,744	938,273
Freddie Mac Gold Pool 4% 11/1/2040	446,333	445,295
Freddie Mac Gold Pool 4% 11/1/2042	127,763	127,370
Freddie Mac Gold Pool 4% 11/1/2042	62,594	62,431
Freddie Mac Gold Pool 4% 11/1/2042	24,984	24,877
Freddie Mac Gold Pool 4% 11/1/2042	21,688	21,572
Freddie Mac Gold Pool 4% 11/1/2042	9,927	9,870
Freddie Mac Gold Pool 4% 11/1/2042	929	931
Freddie Mac Gold Pool 4% 11/1/2043	153,577	152,887
Freddie Mac Gold Pool 4% 11/1/2048	38,508	37,883
Freddie Mac Gold Pool 4% 12/1/2047	490,296	482,436
Freddie Mac Gold Pool 4% 2/1/2041	178,254	177,918
Freddie Mac Gold Pool 4% 2/1/2042	27,447	27,381
Freddie Mac Gold Pool 4% 2/1/2043	16,795	16,693
Freddie Mac Gold Pool 4% 2/1/2043	7,266	7,220
Freddie Mac Gold Pool 4% 2/1/2044	15,395	15,298
Freddie Mac Gold Pool 4% 2/1/2044	8,402	8,356
Freddie Mac Gold Pool 4% 2/1/2045	145,240	144,213
Freddie Mac Gold Pool 4% 2/1/2045	1,250	1,239
Freddie Mac Gold Pool 4% 2/1/2048	223,504	220,270
Freddie Mac Gold Pool 4% 2/1/2052	13,528	13,376
Freddie Mac Gold Pool 4% 3/1/2042	29,294	29,167
Freddie Mac Gold Pool 4% 3/1/2042	28,703	28,615
Freddie Mac Gold Pool 4% 4/1/2042	480,884	478,789
Freddie Mac Gold Pool 4% 4/1/2042	25,752	25,672
Freddie Mac Gold Pool 4% 4/1/2042	5,453	5,422
Freddie Mac Gold Pool 4% 4/1/2043	11,667	11,613
Freddie Mac Gold Pool 4% 4/1/2048	21,934	21,610
Freddie Mac Gold Pool 4% 4/1/2048	20,059	19,762
Freddie Mac Gold Pool 4% 4/1/2048	10,874	10,713
Freddie Mac Gold Pool 4% 4/1/2048	4,749	4,679
Freddie Mac Gold Pool 4% 4/1/2048	4,380	4,316
Freddie Mac Gold Pool 4% 5/1/2042	30,107	30,046
Freddie Mac Gold Pool 4% 5/1/2043	13,284	13,201
Freddie Mac Gold Pool 4% 5/1/2043	5,550	5,512
Freddie Mac Gold Pool 4% 5/1/2043	1,827	1,817
Freddie Mac Gold Pool 4% 5/1/2045	55,591	55,434
Freddie Mac Gold Pool 4% 5/1/2048	333,213	327,912
Freddie Mac Gold Pool 4% 6/1/2043	15,400	15,358
Freddie Mac Gold Pool 4% 6/1/2045	34,014	33,739
Freddie Mac Gold Pool 4% 6/1/2047	142,795	141,131
Freddie Mac Gold Pool 4% 7/1/2042	275,672	274,333
Freddie Mac Gold Pool 4% 7/1/2043	26,175	26,009
Freddie Mac Gold Pool 4% 7/1/2043	23,320	23,203
Freddie Mac Gold Pool 4% 7/1/2043	10,063	9,994
Freddie Mac Gold Pool 4% 7/1/2043	8,728	8,667
Freddie Mac Gold Pool 4% 7/1/2043	7,208	7,157
Freddie Mac Gold Pool 4% 7/1/2045	96,851	96,022
Freddie Mac Gold Pool 4% 7/1/2048	113,053	111,912
Freddie Mac Gold Pool 4% 8/1/2041	2,899	2,890
Freddie Mac Gold Pool 4% 8/1/2044	4,058	4,028
Freddie Mac Gold Pool 4% 8/1/2044	3,972	3,957
Freddie Mac Gold Pool 4% 9/1/2041	26,906	26,834
Freddie Mac Gold Pool 4% 9/1/2042	1,339,107	1,334,163
Freddie Mac Gold Pool 4% 9/1/2042	15,821	15,789
Freddie Mac Gold Pool 4% 9/1/2043	19,639	19,529
Freddie Mac Gold Pool 4% 9/1/2043	15,664	15,553
Freddie Mac Gold Pool 4% 9/1/2043	7,349	7,294
Freddie Mac Gold Pool 4% 9/1/2043	2,649	2,633
Freddie Mac Gold Pool 4% 9/1/2043	613	614
Freddie Mac Gold Pool 4% 9/1/2048	202,477	199,192
Freddie Mac Gold Pool 4% 9/1/2048	39,834	39,188
Freddie Mac Gold Pool 4% 9/1/2051	13,281	13,136
Freddie Mac Gold Pool 4.5% 1/1/2041	118,442	120,595
Freddie Mac Gold Pool 4.5% 10/1/2035	5,434	5,525
Freddie Mac Gold Pool 4.5% 10/1/2039	513,092	522,332
Freddie Mac Gold Pool 4.5% 10/1/2039	133,507	135,933
Freddie Mac Gold Pool 4.5% 10/1/2039	9,397	9,568
Freddie Mac Gold Pool 4.5% 10/1/2040	13,565	13,813
Freddie Mac Gold Pool 4.5% 10/1/2041	64,949	66,138
Freddie Mac Gold Pool 4.5% 10/1/2047	9,065	9,116
Freddie Mac Gold Pool 4.5% 11/1/2039	6,207	6,319
Freddie Mac Gold Pool 4.5% 11/1/2040	66,743	67,960
Freddie Mac Gold Pool 4.5% 11/1/2047	19,806	19,822
Freddie Mac Gold Pool 4.5% 12/1/2039	5,538	5,639
Freddie Mac Gold Pool 4.5% 12/1/2040	11,376	11,584
Freddie Mac Gold Pool 4.5% 12/1/2048	557,605	560,212
Freddie Mac Gold Pool 4.5% 2/1/2041	20,698	21,073
Freddie Mac Gold Pool 4.5% 2/1/2041	18,538	18,876
Freddie Mac Gold Pool 4.5% 2/1/2041	17,989	18,318
Freddie Mac Gold Pool 4.5% 2/1/2041	14,616	14,882
Freddie Mac Gold Pool 4.5% 2/1/2041	9,075	9,241
Freddie Mac Gold Pool 4.5% 2/1/2047	8,286	8,342
Freddie Mac Gold Pool 4.5% 3/1/2041	42,683	43,462
Freddie Mac Gold Pool 4.5% 3/1/2041	16,947	17,257
Freddie Mac Gold Pool 4.5% 3/1/2041	9,367	9,538
Freddie Mac Gold Pool 4.5% 3/1/2044	1,800	1,832
Freddie Mac Gold Pool 4.5% 3/1/2047	10,728	10,802
Freddie Mac Gold Pool 4.5% 4/1/2041	16,325	16,621
Freddie Mac Gold Pool 4.5% 4/1/2041	14,202	14,461
Freddie Mac Gold Pool 4.5% 5/1/2039	77,562	78,975
Freddie Mac Gold Pool 4.5% 5/1/2039	32,736	33,329
Freddie Mac Gold Pool 4.5% 5/1/2039	6,655	6,775
Freddie Mac Gold Pool 4.5% 5/1/2041	21,026	21,408
Freddie Mac Gold Pool 4.5% 5/1/2041	12,694	12,926
Freddie Mac Gold Pool 4.5% 6/1/2041	27,234	27,723
Freddie Mac Gold Pool 4.5% 6/1/2041	13,354	13,595
Freddie Mac Gold Pool 4.5% 6/1/2041	3,034	3,088
Freddie Mac Gold Pool 4.5% 7/1/2047	9,633	9,687
Freddie Mac Gold Pool 4.5% 8/1/2040	70,566	71,850
Freddie Mac Gold Pool 4.5% 8/1/2041	2,917	2,970
Freddie Mac Gold Pool 4.5% 8/1/2041	2,098	2,136
Freddie Mac Gold Pool 4.5% 9/1/2039	24,804	25,249
Freddie Mac Gold Pool 4.5% 9/1/2039	1,696	1,727
Freddie Mac Gold Pool 4.5% 9/1/2041	4,892	4,981
Freddie Mac Gold Pool 5% 1/1/2035	10,741	11,037
Freddie Mac Gold Pool 5% 1/1/2053	695,733	707,733
Freddie Mac Gold Pool 5% 10/1/2052	558,545	569,139
Freddie Mac Gold Pool 5% 11/1/2033	99,151	101,744
Freddie Mac Gold Pool 5% 11/1/2052	1,301,315	1,325,184
Freddie Mac Gold Pool 5% 11/1/2052	562,528	574,604
Freddie Mac Gold Pool 5% 12/1/2034	39,472	40,607
Freddie Mac Gold Pool 5% 12/1/2052	1,317,688	1,341,857
Freddie Mac Gold Pool 5% 12/1/2052	203,722	207,332
Freddie Mac Gold Pool 5% 12/1/2052	148,220	150,846
Freddie Mac Gold Pool 5% 7/1/2033	3,496	3,514
Freddie Mac Gold Pool 5% 7/1/2041	8,094	8,400
Freddie Mac Gold Pool 5% 8/1/2036	62,129	64,107
Freddie Mac Gold Pool 5.5% 1/1/2056	1,938,363	2,001,697
Freddie Mac Gold Pool 5.5% 1/1/2056	911,016	938,719
Freddie Mac Gold Pool 5.5% 10/1/2053	165,587	168,876
Freddie Mac Gold Pool 5.5% 10/1/2054	521,594	532,017
Freddie Mac Gold Pool 5.5% 10/1/2054	236,479	241,294
Freddie Mac Gold Pool 5.5% 12/1/2054	726,223	748,306
Freddie Mac Gold Pool 5.5% 12/1/2054	100,484	102,220
Freddie Mac Gold Pool 5.5% 2/1/2054	72,449	73,956
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)	2,827,878	2,931,764
Freddie Mac Gold Pool 5.5% 4/1/2055	144,272	146,849
Freddie Mac Gold Pool 5.5% 5/1/2053	807,434	832,806
Freddie Mac Gold Pool 5.5% 5/1/2054	533,178	547,442
Freddie Mac Gold Pool 5.5% 8/1/2055	1,834,459	1,896,548
Freddie Mac Gold Pool 6% 10/1/2034	9,478	9,832
Freddie Mac Gold Pool 6% 10/1/2054	733,148	767,438
Freddie Mac Gold Pool 6% 11/1/2028	495	508
Freddie Mac Gold Pool 6% 11/1/2038	194,385	201,710
Freddie Mac Gold Pool 6% 11/1/2053	150,221	156,168
Freddie Mac Gold Pool 6% 12/1/2055	1,189,377	1,246,584
Freddie Mac Gold Pool 6% 2/1/2029	485	497
Freddie Mac Gold Pool 6% 2/1/2040	359,436	374,553
Freddie Mac Gold Pool 6% 2/1/2055	2,800,318	2,940,042
Freddie Mac Gold Pool 6% 2/1/2055	1,297,164	1,358,239
Freddie Mac Gold Pool 6% 4/1/2032	13,502	14,050
Freddie Mac Gold Pool 6% 4/1/2054	1,936,303	2,025,655
Freddie Mac Gold Pool 6% 4/1/2054	506,211	527,514
Freddie Mac Gold Pool 6% 5/1/2033	9,808	10,164
Freddie Mac Gold Pool 6% 5/1/2054	2,044,859	2,141,776
Freddie Mac Gold Pool 6% 5/1/2055	294,731	307,595
Freddie Mac Gold Pool 6% 6/1/2029	818	839
Freddie Mac Gold Pool 6% 6/1/2029	186	190
Freddie Mac Gold Pool 6% 7/1/2029	1,553	1,593
Freddie Mac Gold Pool 6% 7/1/2029	79	80
Freddie Mac Gold Pool 6% 7/1/2029	16	16
Freddie Mac Gold Pool 6% 7/1/2039	2,159,707	2,237,043
Freddie Mac Gold Pool 6% 8/1/2055	4,634,168	4,851,274
Freddie Mac Gold Pool 6% 8/1/2055	1,735,045	1,817,414
Freddie Mac Gold Pool 6% 9/1/2033	19,165	20,022
Freddie Mac Gold Pool 6% 9/1/2036	44,651	47,358
Freddie Mac Gold Pool 6% 9/1/2054	2,365,555	2,477,673
Freddie Mac Gold Pool 6% 9/1/2054	674,193	705,936
Freddie Mac Gold Pool 6% 9/1/2054	167,717	175,037
Freddie Mac Gold Pool 6.5% 1/1/2032	11,348	11,868
Freddie Mac Gold Pool 6.5% 1/1/2054	818,045	865,517
Freddie Mac Gold Pool 6.5% 10/1/2032	11,908	12,516
Freddie Mac Gold Pool 6.5% 10/1/2053	263,939	279,255
Freddie Mac Gold Pool 6.5% 2/1/2037	966	1,004
Freddie Mac Gold Pool 6.5% 3/1/2032	1,944	2,039
Freddie Mac Gold Pool 6.5% 3/1/2032	1,084	1,140
Freddie Mac Gold Pool 6.5% 3/1/2037	1,228	1,320
Freddie Mac Gold Pool 6.5% 4/1/2032	962	1,011
Freddie Mac Gold Pool 6.5% 4/1/2032	810	849
Freddie Mac Gold Pool 6.5% 5/1/2031	2,204	2,306
Freddie Mac Gold Pool 6.5% 5/1/2033	24,267	25,198
Freddie Mac Gold Pool 6.5% 6/1/2054	1,238,602	1,310,963
Freddie Mac Gold Pool 6.5% 6/1/2054	238,972	253,829
Freddie Mac Gold Pool 6.5% 9/1/2039	19,230	20,690
Freddie Mac Gold Pool 6.5% 9/1/2053	76,637	81,114
Freddie Mac Gold Pool 6.5% 9/1/2054	3,372,570	3,588,570
Freddie Mac Gold Pool 6.5% 9/1/2054	286,320	304,121
Freddie Mac Gold Pool 7% 1/1/2036	3,091	3,276
Freddie Mac Gold Pool 7% 1/1/2054	1,273,626	1,353,946
Freddie Mac Gold Pool 7% 1/1/2054	1,239,227	1,320,572
Freddie Mac Gold Pool 7% 1/1/2054	465,211	494,731
Freddie Mac Gold Pool 7% 1/1/2054	312,591	333,110
Freddie Mac Gold Pool 7% 1/1/2054	180,120	191,606
Freddie Mac Gold Pool 7% 11/1/2026	175	175
Freddie Mac Gold Pool 7% 11/1/2034	5,803	6,185
Freddie Mac Gold Pool 7% 11/1/2034	5,176	5,476
Freddie Mac Gold Pool 7% 11/1/2053	163,678	174,742
Freddie Mac Gold Pool 7% 12/1/2026	167	167
Freddie Mac Gold Pool 7% 12/1/2053	144,463	152,549
Freddie Mac Gold Pool 7% 12/1/2053	24,246	25,610
Freddie Mac Gold Pool 7% 2/1/2054	659,770	701,171
Freddie Mac Gold Pool 7% 3/1/2054	21,685	23,165
Freddie Mac Gold Pool 7% 6/1/2054	1,179,738	1,259,115
Freddie Mac Gold Pool 7% 6/1/2054	1,161,573	1,235,643
Freddie Mac Gold Pool 7% 7/1/2029	7,292	7,656
Freddie Mac Gold Pool 7% 7/1/2043	11,299	11,979
Freddie Mac Gold Pool 7% 8/1/2026	287	288
Freddie Mac Gold Pool 7% 8/1/2034	4,520	4,869
Freddie Mac Gold Pool 7% 8/1/2054	519,146	554,400
Freddie Mac Gold Pool 7% 8/1/2054	495,684	532,791
Freddie Mac Gold Pool 7% 9/1/2026	596	598
Freddie Mac Gold Pool 7% 9/1/2035	12,946	13,733
Freddie Mac Gold Pool 7% 9/1/2043	17,895	18,894
Freddie Mac Gold Pool 7% 9/1/2054	667,707	709,815
Freddie Mac Gold Pool 7.5% 1/1/2027	7	6
Freddie Mac Gold Pool 7.5% 11/1/2029	770	803
Freddie Mac Gold Pool 7.5% 11/1/2029	151	154
Freddie Mac Gold Pool 7.5% 2/1/2032	67,170	71,616
Freddie Mac Gold Pool 7.5% 6/1/2027	178	180
Freddie Mac Gold Pool 7.5% 7/1/2034	24,506	25,569
Freddie Mac Gold Pool 7.5% 9/1/2030	171	179
Freddie Mac Gold Pool 7.5% 9/1/2031	1,459	1,546
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	800,334	848,091
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	706,409	750,327
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	229,502	244,918
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	17,868	18,443
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.202% 12/1/2040 (b)(c)	54,065	56,621
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (b)(c)	10,399	10,915
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.607% 10/1/2042 (b)(c)	5,992	6,292
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (b)(c)	12,854	13,278
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	6,418	6,695
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.231% 5/1/2034 (b)(c)	299	308
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,433,685	1,481,873
Freddie Mac Non Gold Pool 5.5% 7/1/2053	991,243	1,023,321
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,114,720	1,152,187
Freddie Mac Non Gold Pool 5.5% 9/1/2054	1,118,998	1,153,724
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	47,432	49,327
Freddie Mac Non Gold Pool 6% 11/1/2054	604,962	632,122
Freddie Mac Non Gold Pool 6% 6/1/2053	515,666	538,495
Freddie Mac Non Gold Pool 6% 6/1/2053	467,758	487,735
Freddie Mac Non Gold Pool 6% 7/1/2053	412,170	430,418
Freddie Mac Non Gold Pool 6% 9/1/2053	386,479	401,777
Freddie Mac Non Gold Pool 6.5% 1/1/2055	432,818	457,393
Freddie Mac Non Gold Pool 6.5% 1/1/2055	419,047	446,016
Freddie Mac Non Gold Pool 6.5% 11/1/2054	174,976	186,237
Freddie Mac Non Gold Pool 6.5% 2/1/2055	467,310	497,532
Ginnie Mae I Pool 2.5% 1/20/2052	471,939	415,261
Ginnie Mae I Pool 2.5% 12/20/2051	729,983	642,316
Ginnie Mae I Pool 2.5% 12/20/2051	476,580	418,898
Ginnie Mae I Pool 2.5% 12/20/2051	388,015	341,416
Ginnie Mae I Pool 2.5% 8/20/2051	4,105,328	3,608,448
Ginnie Mae I Pool 2.5% 8/20/2051	1,067,981	939,387
Ginnie Mae I Pool 2.5% 8/20/2051	403,794	354,922
Ginnie Mae I Pool 2.5% 9/20/2051	1,643,090	1,444,222
Ginnie Mae I Pool 2.5% 9/20/2051	1,071,214	941,562
Ginnie Mae I Pool 3% 12/20/2042	153,121	143,253
Ginnie Mae I Pool 3% 3/20/2043	99,717	93,327
Ginnie Mae I Pool 3% 3/20/2043	41,464	38,832
Ginnie Mae I Pool 3% 4/15/2045	22,524	20,815
Ginnie Mae I Pool 3% 5/15/2043	25,079	23,418
Ginnie Mae I Pool 3% 6/15/2042	37,137	34,780
Ginnie Mae I Pool 3% 6/15/2043	50,470	47,604
Ginnie Mae I Pool 3% 6/15/2043	30,968	29,013
Ginnie Mae I Pool 3% 6/20/2042	182,141	171,312
Ginnie Mae I Pool 3% 7/15/2043	9,353	8,737
Ginnie Mae I Pool 3.5% 10/20/2052	550,900	522,205
Ginnie Mae I Pool 3.5% 2/15/2043	206,766	197,134
Ginnie Mae I Pool 3.5% 3/15/2042	9,391	8,967
Ginnie Mae I Pool 3.5% 3/15/2043	139,001	132,879
Ginnie Mae I Pool 3.5% 5/20/2046	23,171	22,202
Ginnie Mae I Pool 3.5% 5/20/2046	13,117	12,568
Ginnie Mae I Pool 3.5% 5/20/2046	11,663	11,175
Ginnie Mae I Pool 3.5% 5/20/2046	11,259	10,788
Ginnie Mae I Pool 3.5% 5/20/2046	9,983	9,565
Ginnie Mae I Pool 3.5% 5/20/2046	6,212	5,940
Ginnie Mae I Pool 3.5% 6/20/2046	42,120	40,358
Ginnie Mae I Pool 3.5% 6/20/2046	18,241	17,477
Ginnie Mae I Pool 3.5% 6/20/2046	14,620	14,008
Ginnie Mae I Pool 3.5% 6/20/2046	13,440	12,877
Ginnie Mae I Pool 3.5% 6/20/2046	11,273	10,801
Ginnie Mae I Pool 3.5% 6/20/2046	7,875	7,545
Ginnie Mae I Pool 3.5% 6/20/2046	5,279	5,063
Ginnie Mae I Pool 3.5% 7/15/2043	15,598	14,882
Ginnie Mae I Pool 3.5% 7/20/2043	37,912	36,108
Ginnie Mae I Pool 3.5% 7/20/2046	750,386	719,683
Ginnie Mae I Pool 3.5% 7/20/2052	3,020,758	2,865,301
Ginnie Mae I Pool 3.5% 8/20/2052	1,727,111	1,637,150
Ginnie Mae I Pool 3.5% 9/20/2052	2,421,522	2,295,390
Ginnie Mae I Pool 4% 1/15/2042	4,704	4,621
Ginnie Mae I Pool 4% 1/15/2043	17,219	16,895
Ginnie Mae I Pool 4% 10/15/2040	75,461	74,279
Ginnie Mae I Pool 4% 10/15/2040	30,097	29,635
Ginnie Mae I Pool 4% 10/15/2040	7,030	6,922
Ginnie Mae I Pool 4% 10/15/2040	3,211	3,163
Ginnie Mae I Pool 4% 10/15/2041	133,139	130,821
Ginnie Mae I Pool 4% 10/15/2041	36,318	35,731
Ginnie Mae I Pool 4% 10/15/2041	19,880	19,539
Ginnie Mae I Pool 4% 10/15/2041	13,711	13,460
Ginnie Mae I Pool 4% 10/15/2041	2,010	1,973
Ginnie Mae I Pool 4% 11/15/2041	94,049	92,470
Ginnie Mae I Pool 4% 11/15/2042	5,695	5,590
Ginnie Mae I Pool 4% 12/15/2040	8,758	8,626
Ginnie Mae I Pool 4% 12/15/2040	3,425	3,371
Ginnie Mae I Pool 4% 12/15/2041	40,352	39,688
Ginnie Mae I Pool 4% 12/15/2041	30,353	29,821
Ginnie Mae I Pool 4% 12/15/2041	1,579	1,553
Ginnie Mae I Pool 4% 12/15/2042	6,460	6,345
Ginnie Mae I Pool 4% 2/15/2041	12,441	12,246
Ginnie Mae I Pool 4% 2/15/2042	63,594	62,510
Ginnie Mae I Pool 4% 2/15/2042	14,273	14,024
Ginnie Mae I Pool 4% 3/15/2040	10,994	10,817
Ginnie Mae I Pool 4% 3/15/2041	25,891	25,530
Ginnie Mae I Pool 4% 3/15/2041	13,932	13,686
Ginnie Mae I Pool 4% 3/15/2041	5,268	5,186
Ginnie Mae I Pool 4% 3/15/2042	48,589	47,724
Ginnie Mae I Pool 4% 3/15/2042	13,924	13,684
Ginnie Mae I Pool 4% 3/15/2042	7,454	7,316
Ginnie Mae I Pool 4% 4/15/2042	9,917	9,728
Ginnie Mae I Pool 4% 4/15/2043	3,486	3,425
Ginnie Mae I Pool 4% 5/15/2041	61,744	61,100
Ginnie Mae I Pool 4% 5/15/2042	646	643
Ginnie Mae I Pool 4% 5/20/2049	164,157	159,548
Ginnie Mae I Pool 4% 6/15/2041	87,097	85,654
Ginnie Mae I Pool 4% 6/15/2041	9,225	9,072
Ginnie Mae I Pool 4% 6/15/2041	6,381	6,268
Ginnie Mae I Pool 4% 6/15/2041	6,349	6,264
Ginnie Mae I Pool 4% 6/15/2042	2,304	2,260
Ginnie Mae I Pool 4% 7/15/2041	6,085	5,994
Ginnie Mae I Pool 4% 7/15/2041	3,551	3,487
Ginnie Mae I Pool 4% 8/15/2041	8,180	8,055
Ginnie Mae I Pool 4% 8/15/2043	5,124	5,015
Ginnie Mae I Pool 4% 8/15/2043	3,485	3,420
Ginnie Mae I Pool 4% 9/15/2040	3,193	3,145
Ginnie Mae I Pool 4% 9/15/2041	44,353	43,603
Ginnie Mae I Pool 4% 9/15/2041	4,436	4,355
Ginnie Mae I Pool 4.5% 2/15/2040	19,812	20,056
Ginnie Mae I Pool 4.5% 2/15/2040	1,263	1,278
Ginnie Mae I Pool 4.5% 3/15/2040	163,774	165,797
Ginnie Mae I Pool 4.5% 3/15/2040	30,562	30,940
Ginnie Mae I Pool 4.5% 3/15/2040	17,100	17,312
Ginnie Mae I Pool 4.5% 3/15/2041	49,082	49,691
Ginnie Mae I Pool 4.5% 4/20/2053	1,831,574	1,822,290
Ginnie Mae I Pool 4.5% 5/15/2039	1,866	1,889
Ginnie Mae I Pool 4.5% 5/15/2040	60,214	60,959
Ginnie Mae I Pool 4.5% 5/20/2041	1,743	1,763
Ginnie Mae I Pool 4.5% 6/15/2040	100,444	101,686
Ginnie Mae I Pool 4.5% 6/15/2040	79,815	80,801
Ginnie Mae I Pool 4.5% 6/15/2040	79,555	80,545
Ginnie Mae I Pool 4.5% 6/15/2040	77,627	78,586
Ginnie Mae I Pool 4.5% 6/15/2040	50,831	51,460
Ginnie Mae I Pool 4.5% 6/15/2040	26,327	26,652
Ginnie Mae I Pool 4.5% 6/15/2040	16,900	17,109
Ginnie Mae I Pool 4.5% 6/15/2041	265,922	269,214
Ginnie Mae I Pool 4.5% 7/15/2040	81,289	82,294
Ginnie Mae I Pool 4.5% 7/15/2040	80,003	80,991
Ginnie Mae I Pool 4.5% 7/15/2040	54,003	54,670
Ginnie Mae I Pool 4.5% 7/15/2040	40,799	41,302
Ginnie Mae I Pool 4.5% 7/15/2040	30,274	30,648
Ginnie Mae I Pool 4.5% 7/15/2040	22,549	22,828
Ginnie Mae I Pool 4.5% 7/15/2040	3,465	3,508
Ginnie Mae I Pool 4.5% 8/15/2033	243	246
Ginnie Mae I Pool 4.5% 8/15/2039	116,412	117,857
Ginnie Mae I Pool 4.5% 8/15/2039	69,733	70,591
Ginnie Mae I Pool 4.5% 8/15/2040	31,578	31,968
Ginnie Mae I Pool 4.5% 8/15/2040	6,016	6,089
Ginnie Mae I Pool 5% 11/15/2039	29,510	30,600
Ginnie Mae I Pool 5% 11/15/2039	20,584	21,325
Ginnie Mae I Pool 5% 4/15/2040	66,618	68,999
Ginnie Mae I Pool 5% 4/15/2040	25,609	26,531
Ginnie Mae I Pool 5% 4/20/2048	102,528	105,719
Ginnie Mae I Pool 5% 5/15/2039	16,962	17,558
Ginnie Mae I Pool 5% 6/15/2040	207,175	214,614
Ginnie Mae I Pool 5% 6/15/2040	10,181	10,547
Ginnie Mae I Pool 5% 6/15/2041	8,527	8,842
Ginnie Mae I Pool 5% 7/15/2039	26,672	27,611
Ginnie Mae I Pool 5% 7/15/2040	16,115	16,697
Ginnie Mae I Pool 5% 7/15/2040	2,180	2,260
Ginnie Mae I Pool 5% 8/15/2039	1,025	1,062
Ginnie Mae I Pool 5% 9/15/2039	17,086	17,691
Ginnie Mae I Pool 5.5% 12/15/2038	985	1,031
Ginnie Mae I Pool 5.5% 3/20/2054	931,054	960,253
Ginnie Mae I Pool 5.5% 9/15/2039	49,280	51,725
Ginnie Mae I Pool 5.5% 9/20/2054	588,883	598,287
Ginnie Mae I Pool 6.5% 10/15/2034	17,330	18,431
Ginnie Mae I Pool 6.5% 7/15/2036	319	344
Ginnie Mae I Pool 7% 1/15/2028	12	11
Ginnie Mae I Pool 7% 1/15/2029	33	33
Ginnie Mae I Pool 7% 10/15/2028	177	180
Ginnie Mae I Pool 7% 12/15/2027	68	68
Ginnie Mae I Pool 7% 12/15/2031	986	1,023
Ginnie Mae I Pool 7% 2/15/2028	74	75
Ginnie Mae I Pool 7% 4/20/2032	19,022	19,834
Ginnie Mae I Pool 7% 5/15/2028	53	54
Ginnie Mae I Pool 7% 5/15/2029	978	999
Ginnie Mae I Pool 7% 7/15/2028	420	426
Ginnie Mae I Pool 7% 7/15/2028	192	195
Ginnie Mae I Pool 7% 7/15/2029	76	78
Ginnie Mae I Pool 7% 7/15/2029	12	12
Ginnie Mae I Pool 7% 8/15/2028	132	134
Ginnie Mae I Pool 7% 8/15/2029	101	104
Ginnie Mae I Pool 7% 9/15/2028	4,012	4,082
Ginnie Mae I Pool 7% 9/15/2028	603	608
Ginnie Mae I Pool 7% 9/15/2028	48	49
Ginnie Mae I Pool 7.5% 11/15/2027	45	46
Ginnie Mae I Pool 7.5% 11/15/2029	614	637
Ginnie Mae I Pool 7.5% 12/15/2026	6	5
Ginnie Mae I Pool 7.5% 12/15/2028	274	278
Ginnie Mae I Pool 7.5% 12/15/2029	314	326
Ginnie Mae I Pool 7.5% 3/15/2028	187	189
Ginnie Mae I Pool 7.5% 4/15/2028	213	218
Ginnie Mae I Pool 7.5% 5/15/2029	397	407
Ginnie Mae I Pool 7.5% 7/15/2029	4,058	4,202
Ginnie Mae I Pool 7.5% 9/15/2027	7	6
Ginnie Mae I Pool 7.5% 9/15/2028	245	250
Ginnie Mae I Pool 8.5% 10/15/2028	500	508
Ginnie Mae I Pool 8.5% 11/15/2027	245	248
Ginnie Mae II Pool 2% 1/20/2051	9,026,324	7,651,671
Ginnie Mae II Pool 2% 10/20/2050	4,739,862	4,017,122
Ginnie Mae II Pool 2% 11/20/2050	2,741,188	2,323,722
Ginnie Mae II Pool 2% 12/20/2050	3,936,916	3,336,425
Ginnie Mae II Pool 2% 2/20/2051	516,194	437,440
Ginnie Mae II Pool 2% 2/20/2052	8,696,541	7,369,394
Ginnie Mae II Pool 2% 3/20/2052	681,466	577,683
Ginnie Mae II Pool 2% 4/20/2051	211,051	178,843
Ginnie Mae II Pool 2% 4/20/2052	19,775,136	16,763,506
Ginnie Mae II Pool 2% 8/20/2051	303,119	256,862
Ginnie Mae II Pool 2% 9/20/2050	1,440,509	1,223,829
Ginnie Mae II Pool 2.5% 1/20/2051	8,876,187	7,849,030
Ginnie Mae II Pool 2.5% 12/20/2051	543,028	479,340
Ginnie Mae II Pool 2.5% 5/20/2052	3,004,146	2,652,045
Ginnie Mae II Pool 2.5% 6/20/2054	385,868	340,914
Ginnie Mae II Pool 2.5% 7/20/2051	197,332	174,188
Ginnie Mae II Pool 2.5% 8/20/2051	8,842,101	7,805,072
Ginnie Mae II Pool 3% 12/20/2046	547,214	508,001
Ginnie Mae II Pool 3% 3/20/2050	493,694	454,151
Ginnie Mae II Pool 3% 4/20/2052	7,092,860	6,508,122
Ginnie Mae II Pool 3% 5/20/2051	1,081,208	992,309
Ginnie Mae II Pool 3% 5/20/2052	7,948,586	7,293,302
Ginnie Mae II Pool 3% 6/20/2050	10,228	9,399
Ginnie Mae II Pool 3% 6/20/2051	287,195	263,609
Ginnie Mae II Pool 3% 7/20/2051	363,786	334,079
Ginnie Mae II Pool 3% 8/20/2051	431,553	395,908
Ginnie Mae II Pool 3.5% 1/20/2044	10,755	10,312
Ginnie Mae II Pool 3.5% 10/20/2041	4,494	4,331
Ginnie Mae II Pool 3.5% 10/20/2043	3,706	3,556
Ginnie Mae II Pool 3.5% 11/20/2041	170,893	164,715
Ginnie Mae II Pool 3.5% 11/20/2043	4,094	3,928
Ginnie Mae II Pool 3.5% 12/20/2040	2,075	2,005
Ginnie Mae II Pool 3.5% 2/20/2043	142,087	136,572
Ginnie Mae II Pool 3.5% 2/20/2044	2,189	2,099
Ginnie Mae II Pool 3.5% 3/20/2043	107,954	103,744
Ginnie Mae II Pool 3.5% 3/20/2044	2,230	2,138
Ginnie Mae II Pool 3.5% 4/20/2043	172,310	165,561
Ginnie Mae II Pool 3.5% 4/20/2044	2,028	1,943
Ginnie Mae II Pool 3.5% 4/20/2046	12,169	11,671
Ginnie Mae II Pool 3.5% 5/20/2043	28,761	27,508
Ginnie Mae II Pool 3.5% 5/20/2046	22,889	21,931
Ginnie Mae II Pool 3.5% 5/20/2046	5,718	5,478
Ginnie Mae II Pool 3.5% 7/20/2043	4,990	4,794
Ginnie Mae II Pool 3.5% 8/20/2043	10,044	9,642
Ginnie Mae II Pool 3.5% 9/20/2040	4,659	4,497
Ginnie Mae II Pool 3.5% 9/20/2043	27,612	26,497
Ginnie Mae II Pool 4% 1/20/2041	707,769	698,768
Ginnie Mae II Pool 4% 1/20/2046	18,446	18,077
Ginnie Mae II Pool 4% 10/20/2040	286,024	282,429
Ginnie Mae II Pool 4% 10/20/2041	333,906	329,394
Ginnie Mae II Pool 4% 10/20/2045	3,700	3,627
Ginnie Mae II Pool 4% 11/20/2040	161,099	159,062
Ginnie Mae II Pool 4% 11/20/2044	393,605	386,429
Ginnie Mae II Pool 4% 12/20/2040	2,196	2,168
Ginnie Mae II Pool 4% 12/20/2044	10,650	10,455
Ginnie Mae II Pool 4% 12/20/2045	23,683	23,215
Ginnie Mae II Pool 4% 2/20/2041	47,951	47,337
Ginnie Mae II Pool 4% 3/20/2041	37,947	37,460
Ginnie Mae II Pool 4% 6/20/2045	1,039,547	1,019,901
Ginnie Mae II Pool 4% 7/20/2033	5,071	5,043
Ginnie Mae II Pool 4% 7/20/2044	57,360	56,346
Ginnie Mae II Pool 4% 8/20/2041	7,073	6,978
Ginnie Mae II Pool 4% 8/20/2043	21,311	20,970
Ginnie Mae II Pool 4% 8/20/2044	25,524	25,070
Ginnie Mae II Pool 4% 8/20/2045	254,621	249,648
Ginnie Mae II Pool 4% 8/20/2048	1,069,540	1,047,869
Ginnie Mae II Pool 4% 9/20/2040	223,861	221,041
Ginnie Mae II Pool 4% 9/20/2045	2,847	2,791
Ginnie Mae II Pool 4.5% 1/20/2045	2,328	2,353
Ginnie Mae II Pool 4.5% 10/20/2044	1,914	1,935
Ginnie Mae II Pool 4.5% 11/20/2039	1,473	1,490
Ginnie Mae II Pool 4.5% 11/20/2040	115,549	116,907
Ginnie Mae II Pool 4.5% 11/20/2041	1,111	1,124
Ginnie Mae II Pool 4.5% 11/20/2054	9,084,216	8,994,169
Ginnie Mae II Pool 4.5% 2/20/2041	91,623	92,700
Ginnie Mae II Pool 4.5% 2/20/2042	1,365	1,381
Ginnie Mae II Pool 4.5% 3/20/2041	9,029	9,135
Ginnie Mae II Pool 4.5% 3/20/2046	3,349	3,386
Ginnie Mae II Pool 4.5% 4/20/2035	6,000	6,064
Ginnie Mae II Pool 4.5% 5/20/2040	9,822	9,937
Ginnie Mae II Pool 4.5% 5/20/2041	121,687	123,118
Ginnie Mae II Pool 4.5% 5/20/2042	8,612	8,713
Ginnie Mae II Pool 4.5% 5/20/2046	3,391	3,428
Ginnie Mae II Pool 4.5% 6/20/2035	1,083	1,095
Ginnie Mae II Pool 4.5% 6/20/2041	5,127	5,187
Ginnie Mae II Pool 4.5% 6/20/2043	1,731	1,752
Ginnie Mae II Pool 4.5% 6/20/2044	2,164	2,189
Ginnie Mae II Pool 4.5% 9/20/2039	2,779	2,811
Ginnie Mae II Pool 4.5% 9/20/2040	49,981	50,569
Ginnie Mae II Pool 4.5% 9/20/2046	2,311	2,338
Ginnie Mae II Pool 5% 12/20/2054	789,018	796,491
Ginnie Mae II Pool 5.5% 1/20/2055	789,485	813,750
Ginnie Mae II Pool 5.5% 12/20/2054	960,160	992,072
Ginnie Mae II Pool 5.5% 12/20/2054	247,773	251,497
Ginnie Mae II Pool 5.5% 3/1/2056 (e)	82,975,000	84,043,379
Ginnie Mae II Pool 5.5% 4/1/2056 (e)	64,675,000	65,439,537
Ginnie Mae II Pool 6% 12/20/2054	1,477,290	1,510,973
Ginnie Mae II Pool 6% 3/1/2056 (e)	47,350,000	48,310,515
Ginnie Mae II Pool 6% 4/1/2056 (e)	20,250,000	20,646,543
Ginnie Mae II Pool 6.5% 3/1/2056 (e)	8,000,000	8,313,973
Ginnie Mae II Pool 7% 2/20/2032	5,700	5,950
Ginnie Mae II Pool 7% 3/20/2032	2,932	3,064
Uniform Mortgage Backed Securities 2% 3/1/2056 (e)	85,950,000	71,180,705
Uniform Mortgage Backed Securities 2% 4/1/2056 (e)	51,300,000	42,488,825
Uniform Mortgage Backed Securities 3% 3/1/2056 (e)	100,000	90,426
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (e)	2,925,000	2,756,584
Uniform Mortgage Backed Securities 4% 3/1/2056 (e)	1,125,000	1,093,491
Uniform Mortgage Backed Securities 5% 3/1/2041 (e)	41,600,000	42,232,124
Uniform Mortgage Backed Securities 5% 3/1/2056 (e)	625,000	627,832
Uniform Mortgage Backed Securities 5% 4/1/2041 (e)	23,375,000	23,716,492
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (e)	5,000,000	5,080,469
Uniform Mortgage Backed Securities 6% 3/1/2056 (e)	30,600,000	31,387,711
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (e)	4,800,000	4,984,688
TOTAL UNITED STATES		947,019,146
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $947,183,925)		947,019,146

U.S. Treasury Obligations - 4.0%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 4.88	8,360,000	8,438,702
US Treasury Bonds 4.75% 8/15/2055	4.83	230,000	234,204
US Treasury Bonds 4.875% 8/15/2045	4.75	710,000	738,511
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	2,249,021	2,217,600
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.56	15,970,000	16,019,906
US Treasury Notes 4.75% 2/15/2045	4.50 to 4.99	2,470,000	2,531,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,644,449)			30,180,673

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $43,190,070)	3.70	43,181,519	43,190,156

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	2,850,000	19,783
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	2,750,000	24,361
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	790,000	21,059
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	500,000	2,886
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	3,960,000	74,582
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	4,600,000	131,919
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,000,000	50,583
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	2,040,000	1,932
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	3,900,000	108,667
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	6,900,000	84,483

TOTAL PUT SWAPTIONS			520,255
Call Swaptions - 0.2%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	790,000	30,151
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	3,960,000	74,334
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	2,750,000	79,737
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/2029	2,000,000	73,976
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	3,900,000	125,242
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.865% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	500,000	15,882
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	6,900,000	307,428
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	2,850,000	86,878
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	4,600,000	142,159
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	2,040,000	63,898

TOTAL CALL SWAPTIONS			999,685
TOTAL PURCHASED SWAPTIONS (Cost $1,961,697)			1,519,940

TOTAL INVESTMENT IN SECURITIES - 160.8% (Cost $1,199,293,670)	1,200,719,402
NET OTHER ASSETS (LIABILITIES) - (60.8)%	(453,802,391)
NET ASSETS - 100.0%	746,917,011

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(11,800,000)	(9,994,953)
Ginnie Mae II Pool 5.5% 3/1/2056	(78,100,000)	(79,105,608)
Ginnie Mae II Pool 6% 3/1/2056	(37,925,000)	(38,694,324)
Ginnie Mae II Pool 6.5% 3/1/2056	(8,000,000)	(8,313,972)
Uniform Mortgage Backed Securities 2% 3/1/2056	(55,700,000)	(46,128,740)
Uniform Mortgage Backed Securities 3% 3/1/2056	(100,000)	(90,426)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(2,925,000)	(2,756,584)
Uniform Mortgage Backed Securities 4% 3/1/2056	(1,125,000)	(1,093,491)
Uniform Mortgage Backed Securities 5% 3/1/2041	(23,375,000)	(23,730,190)
Uniform Mortgage Backed Securities 5% 3/1/2056	(625,000)	(627,832)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(5,000,000)	(5,080,469)
Uniform Mortgage Backed Securities 6% 3/1/2056	(20,800,000)	(21,335,438)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(4,800,000)	(4,984,688)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(241,936,715)

TOTAL TBA SALE COMMITMENTS (Proceeds $241,258,804)		(241,936,715)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	543	6/2026	113,614,266	160,624
CBOT US Treasury Ultra Bond Contracts (United States)	72	6/2026	8,752,500	90,694

TOTAL LONG				251,318

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(76)	6/2026	(8,647,375)	(33,524)

TOTAL FUTURES CONTRACTS				217,794
The notional amount of long futures as a percentage of Net Assets is 16.4%.
The notional amount of short futures as a percentage of Net Assets is 1.2%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760,000	(2,857)	(11,717)	(14,574)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,620,000	(6,089)	(16,771)	(22,860)
CMBX AAA Series 13 Index		12/2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly	720,000	(2,706)	(11,559)	(14,265)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	350,000	58,591	(81,935)	(23,344)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	140,000	23,436	(33,910)	(10,474)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	13,392	(20,144)	(6,752)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	40,000	6,696	(10,946)	(4,250)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	70,000	11,718	(14,962)	(3,244)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	140,000	23,436	(34,327)	(10,891)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,022	(7,898)	(2,876)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	90,000	15,066	(19,836)	(4,770)
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	13,303	(15,424)	(2,121)
CMBX BBB- Series 17 Index		12/2056	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	19,955	(18,484)	1,471
CMBX BBB- Series 17 Index		12/2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	13,303	(11,141)	2,162
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	32,156	(14,973)	17,183
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,078	(7,588)	8,490
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	48,233	(21,384)	26,849
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	32,051	(13,046)	19,005
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	16,026	(6,984)	9,042
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	8,039	(4,857)	3,182
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	15,114	(15,740)	(626)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	32,156	(41,850)	(9,694)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	16,026	(14,607)	1,419
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	50,000	8,013	(7,211)	802
CMBX BBB- Series 17 Index		12/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	13,303	(14,239)	(936)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	600,000	(755)	(1,096)	(1,851)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,078	(14,161)	1,917
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	50,221	(50,868)	(647)
CMBX BBB- Series 17 Index		12/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	26,607	(28,474)	(1,867)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,500,000	(1,887)	3,745	1,858
CMBX AAA Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	900,000	382	1,155	1,537
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	12,057	(10,730)	1,327

TOTAL BUY PROTECTION							532,164	(571,962)	(39,798)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	11,652	69,648	81,300
CMBX AAA Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	0.5%	Monthly	499,313	(213)	3,705	3,492
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,000,000	(11,748)	11,207	(541)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	500,000	(5,874)	5,471	(403)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	500,000	(5,874)	3,813	(2,061)
CMBX AAA Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	0.5%	Monthly	399,451	(2,130)	1,956	(174)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	900,000	(10,958)	10,863	(95)

TOTAL SELL PROTECTION							(25,145)	106,663	81,518
TOTAL CREDIT DEFAULT SWAPS							507,019	(465,299)	41,720

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	96,116,000	(210,979)	0	(210,979)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	1,320,000	64,171	0	64,171
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	4,740,000	(21,725)	0	(21,725)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	25,256,000	(192,117)	0	(192,117)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	48,553,000	(295,848)	0	(295,848)
TOTAL INTEREST RATE SWAPS							(656,498)	0	(656,498)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $265,937.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,172,719.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,034,395.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,704,019 or 10.4% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)	Level 3 security.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,670,673	230,550,676	202,033,523	1,088,371	2,329	1	43,190,156	43,181,519	0.1%
Total	14,670,673	230,550,676	202,033,523	1,088,371	2,329	1	43,190,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	38,124,326	-	38,124,326	-

Collateralized Mortgage Obligations	77,183,017	-	77,183,011	6

Commercial Mortgage Securities	63,502,144	-	63,502,144	-

U.S. Government Agency - Mortgage Securities	947,019,146	-	947,019,146	-

U.S. Treasury Obligations	30,180,673	-	30,180,673	-

Money Market Funds	43,190,156	43,190,156	-	-

Purchased Swaptions	1,519,940	-	1,519,940	-
Total Investments in Securities:	1,200,719,402	43,190,156	1,157,529,240	6
Derivative Instruments:

Assets
Futures Contracts	251,318	251,318	-	-
Swaps	622,281	-	622,281	-
Total Assets	873,599	251,318	622,281	-

Liabilities
Futures Contracts	(33,524)	(33,524)	-	-
Swaps	(771,790)	(10,838)	(760,952)	-
Total Liabilities	(805,314)	(44,362)	(760,952)	-
Total Derivative Instruments:	68,285	206,956	(138,671)	-
Other Financial Instruments:

TBA Sale Commitments	(241,936,715)	-	(241,936,715)	-
Total Other Financial Instruments:	(241,936,715)	-	(241,936,715)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	558,110	(51,091)
Total Credit Risk	558,110	(51,091)
Interest Rate Risk
Futures Contracts (b)	251,318	(33,524)
Purchased Swaptions (c)	1,519,940	-
Swaps (d)	64,171	(720,669)
Total Interest Rate Risk	1,835,429	(754,193)
Total Value of Derivatives	2,393,539	(805,284)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,156,103,600)	$1,157,529,246
Fidelity Central Funds (cost $43,190,070)	43,190,156

Total Investment in Securities (cost $1,199,293,670)		$1,200,719,402
Cash		17,608
Receivable for investments sold		35,458
Receivable for TBA sale commitments		241,258,804
Receivable for swaps		12,819
Receivable for fund shares sold		676,271
Interest receivable		2,099,934
Distributions receivable from Fidelity Central Funds		153,911
Receivable for daily variation margin on futures contracts		139,212
Bi-lateral OTC swaps, at value		558,110
Receivable from investment adviser for expense reductions		8,762
Other receivables		56
Total assets		1,445,680,347
Liabilities
Payable for investments purchased
Regular delivery	$4,724,694
Delayed delivery	449,790,826
TBA sale commitments, at value	241,936,715
Payable for fund shares redeemed	838,474
Distributions payable	804,297
Bi-lateral OTC swaps, at value	51,091
Accrued management fee	173,332
Distribution and service plan fees payable	5,646
Payable for daily variation margin on centrally cleared swaps	270,675
Other affiliated payables	118,322
Other payables and accrued expenses	49,264
Total liabilities		698,763,336
Net Assets		$746,917,011
Net Assets consist of:
Paid in capital		$828,437,301
Total accumulated earnings (loss)		(81,520,290)
Net Assets		$746,917,011

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($16,470,409 ÷ 1,625,681 shares)(a)		$10.13
Maximum offering price per share (100/96.00 of $10.13)		$10.55
Class M :
Net Asset Value and redemption price per share ($6,665,152 ÷ 656,533 shares)(a)		$10.15
Maximum offering price per share (100/96.00 of $10.15)		$10.57
Class C :
Net Asset Value and offering price per share ($1,027,615 ÷ 102,356 shares)(a)		$10.04
Fidelity Mortgage Securities Fund :
Net Asset Value, offering price and redemption price per share ($410,566,553 ÷ 40,352,245 shares)		$10.17
Class I :
Net Asset Value, offering price and redemption price per share ($156,755,779 ÷ 15,464,906 shares)		$10.14
Class Z :
Net Asset Value, offering price and redemption price per share ($155,431,503 ÷ 15,315,715 shares)		$10.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$14,505,398
Income from Fidelity Central Funds		1,088,371
Total income		15,593,769
Expenses
Management fee	$992,617
Transfer agent fees	446,466
Distribution and service plan fees	34,019
Fund wide operations fee	238,621
Independent trustees' fees and expenses	734
Total expenses before reductions	1,712,457
Expense reductions	(31,882)
Total expenses after reductions		1,680,575
Net Investment income (loss)		13,913,194
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,284,449
Fidelity Central Funds	2,329
Futures contracts	(92,818)
Swaps	(393,606)
Total net realized gain (loss)		3,800,354
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,559,635
Fidelity Central Funds	1
Futures contracts	337,120
Swaps	364,145
TBA sale commitments	738,224
Total change in net unrealized appreciation (depreciation)		15,999,125
Net gain (loss)		19,799,479
Net increase (decrease) in net assets resulting from operations		$33,712,673
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,913,194	$25,020,452
Net realized gain (loss)	3,800,354	(764,917)
Change in net unrealized appreciation (depreciation)	15,999,125	(4,511,228)
Net increase (decrease) in net assets resulting from operations	33,712,673	19,744,307
Distributions to shareholders	(13,311,774)	(26,297,581)

Share transactions - net increase (decrease)	55,577,580	68,852,913
Total increase (decrease) in net assets	75,978,479	62,299,639

Net Assets
Beginning of period	670,938,532	608,638,893
End of period	$746,917,011	$670,938,532

Financial Highlights
Fidelity Advisor® Mortgage Securities Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.84	$9.96	$9.62	$10.17	$11.49	$11.66
Income from Investment Operations
Net investment income (loss) A,B	.181	.366	.329	.268	.083	(.002)
Net realized and unrealized gain (loss)	.282	(.099)	.349	(.559)	(1.272)	(.029)
Total from investment operations	.463	.267	.678	(.291)	(1.189)	(.031)
Distributions from net investment income	(.173)	(.387)	(.338)	(.259)	(.094)	(.028) C
Distributions from net realized gain	-	-	-	-	(.037)	(.111) C
Total distributions	(.173)	(.387)	(.338)	(.259)	(.131)	(.139)
Net asset value, end of period	$10.13	$9.84	$9.96	$9.62	$10.17	$11.49
Total Return D,E,F	4.74%	2.78%	7.23%	(2.88)%	(10.42)%	(.27)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.81%	.81%	.80%	.79%	.78%
Expenses net of fee waivers, if any	.81 % I	.81%	.81%	.80%	.79%	.78%
Expenses net of all reductions, if any	.81% I	.81%	.81%	.80%	.79%	.78%
Net investment income (loss)	3.66% I	3.75%	3.43%	2.73%	.76%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,470	$16,353	$18,821	$20,480	$27,180	$33,438
Portfolio turnover rate J	701 % I	652%	767%	865% K	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.86	$9.98	$9.64	$10.19	$11.52	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.182	.366	.330	.270	.082	(.003)
Net realized and unrealized gain (loss)	.281	(.099)	.348	(.559)	(1.281)	(.018)
Total from investment operations	.463	.267	.678	(.289)	(1.199)	(.021)
Distributions from net investment income	(.173)	(.387)	(.338)	(.261)	(.094)	(.028) C
Distributions from net realized gain	-	-	-	-	(.037)	(.111) C
Total distributions	(.173)	(.387)	(.338)	(.261)	(.131)	(.139)
Net asset value, end of period	$10.15	$9.86	$9.98	$9.64	$10.19	$11.52
Total Return D,E,F	4.73%	2.78%	7.22%	(2.85)%	(10.48)%	(.18)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.81%	.81%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.81 % I	.81%	.81%	.79%	.79%	.79%
Expenses net of all reductions, if any	.81% I	.81%	.80%	.79%	.79%	.79%
Net investment income (loss)	3.66% I	3.75%	3.43%	2.75%	.76%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,665	$6,559	$7,314	$7,808	$10,066	$12,070
Portfolio turnover rate J	701 % I	652%	767%	865% K	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$9.88	$9.54	$10.08	$11.42	$11.64
Income from Investment Operations
Net investment income (loss) A,B	.140	.286	.251	.188	(.005)	(.092)
Net realized and unrealized gain (loss)	.282	(.109)	.349	(.549)	(1.270)	(.018)
Total from investment operations	.422	.177	.600	(.361)	(1.275)	(.110)
Distributions from net investment income	(.132)	(.307)	(.260)	(.179)	(.028)	(.007) C
Distributions from net realized gain	-	-	-	-	(.037)	(.103) C
Total distributions	(.132)	(.307)	(.260)	(.179)	(.065)	(.110)
Net asset value, end of period	$10.04	$9.75	$9.88	$9.54	$10.08	$11.42
Total Return D,E,F	4.35%	1.87%	6.42%	(3.60)%	(11.21)%	(.95)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.61% I	1.60%	1.60%	1.60%	1.60%	1.56%
Expenses net of fee waivers, if any	1.61 % I	1.60%	1.60%	1.60%	1.60%	1.56%
Expenses net of all reductions, if any	1.61% I	1.60%	1.60%	1.60%	1.60%	1.56%
Net investment income (loss)	2.86% I	2.96%	2.64%	1.93%	(.05)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,028	$942	$1,252	$1,831	$2,678	$3,701
Portfolio turnover rate J	701 % I	652%	767%	865% K	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mortgage Securities Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.89	$10.01	$9.66	$10.22	$11.54	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.200	.402	.365	.306	.120	.037
Net realized and unrealized gain (loss)	.271	(.099)	.358	(.572)	(1.275)	(.025)
Total from investment operations	.471	.303	.723	(.266)	(1.155)	.012
Distributions from net investment income	(.191)	(.423)	(.373)	(.294)	(.128)	(.042) C
Distributions from net realized gain	-	-	-	-	(.037)	(.120) C
Total distributions	(.191)	(.423)	(.373)	(.294)	(.165)	(.162)
Net asset value, end of period	$10.17	$9.89	$10.01	$9.66	$10.22	$11.54
Total Return D,E	4.81%	3.16%	7.70%	(2.61)%	(10.09)%	.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.02% H	4.11%	3.79%	3.08%	1.10%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$410,567	$357,883	$331,958	$357,995	$836,806	$1,002,528
Portfolio turnover rate I	701 % H	652%	767%	865% J	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.85	$9.97	$9.62	$10.18	$11.50	$11.64
Income from Investment Operations
Net investment income (loss) A,B	.192	.386	.349	.297	.113	.030
Net realized and unrealized gain (loss)	.281	(.099)	.365	(.570)	(1.274)	(.012)
Total from investment operations	.473	.287	.714	(.273)	(1.161)	.018
Distributions from net investment income	(.183)	(.407)	(.364)	(.287)	(.122)	(.040) C
Distributions from net realized gain	-	-	-	-	(.037)	(.118) C
Total distributions	(.183)	(.407)	(.364)	(.287)	(.159)	(.158)
Net asset value, end of period	$10.14	$9.85	$9.97	$9.62	$10.18	$11.50
Total Return D,E	4.84%	3.00%	7.62%	(2.70)%	(10.17)%	.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H	.60%	.58%	.52%	.51%	.51%
Expenses net of fee waivers, if any	.61 % H	.60%	.58%	.52%	.51%	.51%
Expenses net of all reductions, if any	.61% H	.60%	.58%	.52%	.51%	.51%
Net investment income (loss)	3.86% H	3.96%	3.66%	3.01%	1.04%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$156,756	$153,198	$151,019	$20,030	$38,256	$50,695
Portfolio turnover rate I	701 % H	652%	767%	865% J	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.86	$9.98	$9.64	$10.19	$11.51	$11.65
Income from Investment Operations
Net investment income (loss) A,B	.204	.409	.373	.315	.130	.047
Net realized and unrealized gain (loss)	.281	(.098)	.348	(.563)	(1.275)	(.018)
Total from investment operations	.485	.311	.721	(.248)	(1.145)	.029
Distributions from net investment income	(.195)	(.431)	(.381)	(.302)	(.138)	(.046) C
Distributions from net realized gain	-	-	-	-	(.037)	(.123) C
Total distributions	(.195)	(.431)	(.381)	(.302)	(.175)	(.169)
Net asset value, end of period	$10.15	$9.86	$9.98	$9.64	$10.19	$11.51
Total Return D,E	4.97%	3.25%	7.70%	(2.44)%	(10.03)%	.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36% H	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.11% H	4.20%	3.88%	3.17%	1.19%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$155,432	$136,003	$98,275	$86,046	$86,006	$126,756
Portfolio turnover rate I	701 % H	652%	767%	865% J	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, options, swaps, capital loss carryforwards and losses deferred due to futures contracts, options and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,126,283
Gross unrealized depreciation	(15,786,874)
Net unrealized appreciation (depreciation)	$339,409
Tax cost	$1,199,305,098

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(50,304,434)
Long-term	(32,124,608)
Total capital loss carryforward	$(82,429,042)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Mortgage Securities Fund
Credit Risk
Swaps	(183,802)	138,399
Total Credit Risk	(183,802)	138,399
Interest Rate Risk
Futures Contracts	(92,818)	337,120
Purchased Options	(299,229)	(129,312)
Swaps	(209,804)	225,746
Total Interest Rate Risk	(601,851)	433,554
Totals	(785,653)	571,953

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Mortgage Securities Fund	111,178,378

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Advisor Mortgage Securities Fund	Purchased Swaptions	95,686,667

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Mortgage Securities Fund	171,961,749

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	1,832,145,479	1,796,397,476
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	20,661	264
Class M	- %	.25%	8,266	-
Class C	.75%	.25%	5,092	844
			34,019	1,108

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,920
Class M	113
2,033

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Advisor Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Advisor Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	16,972.21
Class M	6,830.21
Class C	1,268.25
Fidelity Mortgage Securities Fund	190,759.10
Class I	194,821.25
Class Z	35,816.05
	446,466

A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Advisor Mortgage Securities Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	31,015

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $867.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Advisor Mortgage Securities Fund
Distributions to shareholders
Class A	$285,990	$680,216
Class M	114,352	265,016
Class C	13,570	35,540
Fidelity Mortgage Securities Fund	7,265,018	14,528,228
Class I	2,839,180	6,227,089
Class Z	2,793,664	4,561,492
Total	$13,311,774	$26,297,581
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Advisor Mortgage Securities Fund
Class A
Shares sold	100,755	186,228	$1,007,657	$1,830,904
Reinvestment of distributions	26,672	64,379	266,821	628,092
Shares redeemed	(163,103)	(478,228)	(1,629,806)	(4,675,285)
Net increase (decrease)	(35,676)	(227,621)	$(355,328)	$(2,216,289)
Class M
Shares sold	18,084	26,134	$180,771	$255,891
Reinvestment of distributions	11,245	26,622	112,717	260,268
Shares redeemed	(37,770)	(120,356)	(377,508)	(1,172,281)
Net increase (decrease)	(8,441)	(67,600)	$(84,020)	$(656,122)
Class C
Shares sold	14,520	16,179	$143,275	$156,321
Reinvestment of distributions	1,366	3,651	13,543	35,283
Shares redeemed	(10,126)	(50,025)	(100,199)	(481,721)
Net increase (decrease)	5,760	(30,195)	$56,619	$(290,117)
Fidelity Mortgage Securities Fund
Shares sold	7,267,812	13,864,266	$72,928,735	$135,667,890
Reinvestment of distributions	357,109	848,356	3,586,794	8,311,788
Shares redeemed	(3,477,055)	(11,684,875)	(34,894,325)	(114,036,327)
Net increase (decrease)	4,147,866	3,027,747	$41,621,204	$29,943,351
Class I
Shares sold	802,227	3,543,915	$8,019,879	$34,491,721
Reinvestment of distributions	233,813	518,122	2,340,324	5,057,616
Shares redeemed	(1,127,610)	(3,655,668)	(11,280,082)	(35,603,224)
Net increase (decrease)	(91,570)	406,369	$(919,879)	$3,946,113
Class Z
Shares sold	1,755,283	6,258,397	$17,582,993	$60,649,909
Reinvestment of distributions	260,819	432,403	2,614,680	4,227,093
Shares redeemed	(494,153)	(2,744,117)	(4,938,689)	(26,751,025)
Net increase (decrease)	1,521,949	3,946,683	$15,258,984	$38,125,977
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Mortgage Securities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board also considered that the total expenses for Class C of the fund ranked in the 4th quartile of the total peer group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees. The Board considered that, when excluding 12b-1 fees, the fund was below median.
The Board also considered that the total expenses for Class I of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Lipper categorizes Class I as institutional load, but Fidelity's Class I has no investment minimum, unlike many institutional load funds. The Board further noted that Lipper's institutional load classification includes classes with a range of investment minimums, 12b-1 fees and distribution methods, and that funds with higher investment minimums tend to have lower total expenses. In information provided to the Board, Fidelity stated that it believes Class I is generally more comparable to retail no-load funds and classes, which tend to have similar investment minimums.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their funds have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.703540.128
AMOR-SANN-0426
Fidelity Advisor® Limited Term Bond Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Limited Term Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (c)(d)(j)	6,418,000	6,426,279
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.6989% 7/23/2036 (c)(d)(j)	12,130,000	12,131,638
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (c)(d)(j)	5,784,000	5,788,818
TOTAL BAILIWICK OF JERSEY		24,346,735
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (j)	243,832	246,395
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (j)	483,285	489,357
TOTAL CANADA		735,752
GRAND CAYMAN (UK OVERSEAS TER) - 3.3%
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (c)(d)(j)	2,953,000	2,963,894
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2034 (c)(d)(j)	7,540,000	7,547,133
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8076% 1/20/2036 (c)(d)(j)	2,400,000	2,402,412
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (c)(d)(j)	125,000	122,881
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2035 (c)(d)(j)	7,900,000	7,909,843
Benefit Street Partners Clo Xxv Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2035 (c)(d)(j)	4,005,000	4,005,773
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (c)(d)(j)	4,766,000	4,770,399
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (c)(d)(j)	150,000	143,772
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (c)(d)(j)	100,000	98,497
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9456% 8/20/2034 (c)(d)(j)	2,769,000	2,774,200
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (c)(d)(j)	4,228,000	4,224,622
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (c)(d)(j)	10,354,000	10,373,041
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8325% 11/16/2034 (c)(d)(j)	2,595,513	2,597,174
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (j)	305,850	303,550
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (c)(d)(j)	5,100,000	5,106,497
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (c)(d)(j)	4,205,000	4,208,044
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9222% 7/15/2036 (c)(d)(j)	4,257,000	4,259,580
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (c)(d)(j)	9,070,000	9,077,818
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (c)(d)(j)	4,678,000	4,687,403
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (c)(d)(j)	150,000	146,424
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (c)(d)(j)	8,970,408	8,975,889
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (c)(d)(j)	565,249	565,249
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (c)(d)(j)	2,529,000	2,529,240
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (j)	9,788,789	9,388,789
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (c)(d)(j)	304,000	240,610
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (c)(d)(j)	3,393,000	3,399,138
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 7/20/2032 (c)(d)(j)	3,058,665	3,061,072
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		105,882,944
UNITED STATES - 5.0%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (j)	1,174,487	1,143,350
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (j)	3,763,797	3,611,480
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (j)	413,055	413,589
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (j)	4,285,194	4,290,095
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (j)	4,005,000	4,027,894
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (j)	187,314	186,041
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (j)	1,027,060	1,033,749
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (j)	408,000	415,910
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (j)	945,000	961,624
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (j)	3,035,000	3,048,476
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (j)	3,011,824	2,889,435
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	677,199	684,988
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	3,315,000	3,347,709
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (j)	724,950	728,683
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	1,861,748	1,875,178
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (j)	123,280	122,827
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (j)	11,490,000	11,315,976
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	1,296,750	1,310,181
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (j)	796,206	799,527
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (j)	893,000	898,809
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (j)	279,000	284,786
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (j)	3,745,900	3,736,711
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (j)	7,083,510	7,075,135
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (j)	7,700,000	7,840,043
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (j)	2,516	2,517
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (j)	651,053	658,636
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (j)	2,821,000	2,857,990
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (j)	1,071,000	1,082,859
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (j)	2,825,000	2,874,592
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (j)	588,000	596,733
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (c)(d)(j)	5,801,000	5,810,699
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (c)(d)(j)	6,400,000	6,396,800
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (j)	2,797,000	2,841,869
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,575,000	3,639,571
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,805,000	1,831,989
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (j)	1,075,000	1,091,978
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 7/20/2036 (c)(d)(j)	5,000,000	5,003,340
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (j)	719,000	729,598
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (j)	209,292	209,601
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	4,278,047	4,286,360
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (j)	547,162	550,233
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	2,410,000	2,430,197
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (j)	129,874	128,686
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (j)	1,648,000	1,665,750
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (j)	3,780	3,781
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (j)	3,050,000	3,067,869
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	1,425,000	1,428,872
Optn Series 2026-A Class A, 4.32% 1/9/2034 (j)	615,000	616,968
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (j)	1,575,000	1,578,807
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	1,250,000	1,272,062
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	201,471	206,769
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (j)	1,678,218	1,689,158
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (j)	796,325	801,970
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 0.82% 1/15/2033 (c)(d)(j)	10,720,000	10,719,946
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (j)	1,055,448	1,090,765
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (j)	5,146,000	5,182,724
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (c)(d)	1,586	1,707
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (j)	2,088,050	2,106,473
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (j)	106,823	107,014
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (j)	1,615,000	1,631,301
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,345,000	5,427,898
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (j)	1,835,590	1,855,735
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (j)	879,807	888,913
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (j)	6,300,000	6,362,707
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	2,687,000	2,705,407
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	975,000	980,138
TOTAL UNITED STATES		156,459,178
TOTAL ASSET-BACKED SECURITIES (Cost $286,802,910)		287,424,609

Bank Loan Obligations - 1.4%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (b)(c)(d)(f)	22,102	22,101
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (b)(c)(d)	502,478	502,207
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (b)(c)(d)	670,000	648,225
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (b)(c)(d)	302,520	302,205
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (b)(c)(d)(g)	180,000	161,100
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(d)	925,487	827,441

TOTAL SWITZERLAND		988,541
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/10/2031 (b)(c)(d)(g)	425,000	424,044
UNITED STATES - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 3/29/2032 (b)(c)(d)	80,000	80,120
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 10/6/2032 (b)(c)(d)	455,000	455,000
		535,120
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (b)(c)(d)	582,327	549,426
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.1317% 11/30/2029 (b)(c)(d)	315,000	304,919
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.873% 12/31/2030 (b)(c)(d)	1,038,090	867,667
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 1/31/2029 (b)(c)(d)	1,292,991	1,284,910
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0241% 1/31/2029 (b)(c)(d)	650,000	630,013
		3,636,935
TOTAL COMMUNICATION SERVICES		4,172,055
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 1/28/2032 (b)(c)(d)	79,800	79,534
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/23/2032 (b)(c)(d)	975,852	973,413
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (b)(c)(d)	59,171	17,751
		991,164
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 6/20/2031 (b)(c)(d)	387,324	379,338
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (b)(c)(d)	335,000	333,744
Hotels, Restaurants & Leisure - 0.2%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/29/2029 (b)(c)(d)	918,776	912,767
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/28/2032 (b)(c)(d)	261,155	256,422
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (b)(c)(d)	1,037,886	963,812
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (b)(c)(d)	447,873	430,406
		2,563,407
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (b)(c)(d)	339,698	314,299
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (b)(c)(d)	775,000	774,806
		1,089,105
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (b)(c)(d)	879,197	723,580
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 6/6/2031 (b)(c)(d)	542,224	467,897
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (b)(c)(d)(g)	465,000	442,475
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (b)(c)(d)	25,000	24,855
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (b)(c)	87,808	26,343
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (b)(c)(d)	201,736	185,597
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (b)(c)	84,150	77,418
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (b)(c)(d)(f)	164,577	16,732
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 4/16/2028 (b)(c)(d)	626,872	624,991
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2031 (b)(c)(d)	170,312	169,224
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/10/2033 (b)(c)(d)(g)	265,000	261,854
		3,020,966
TOTAL CONSUMER DISCRETIONARY		8,457,258
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (b)(c)(d)	463,838	454,561
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(d)(e)(f)	64,646	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(d)(e)(f)	18,811	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (b)(c)(d)(f)	163,919	163,919
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (b)(c)(d)(f)	218,469	108,142
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (b)(c)(d)	339,150	340,846
		612,907
TOTAL CONSUMER STAPLES		1,067,468
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(e)	1,175,624	557,974
Financials - 0.1%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (b)(c)(d)	1,045,916	1,029,579
Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 7/31/2031 (b)(c)(d)	431,304	403,675
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 7/31/2031 (b)(c)(d)	549,325	524,331
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.423% 2/16/2032 (b)(c)(d)	330,000	320,512
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (b)(c)(d)(g)	85,000	84,788
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (b)(c)(d)	791,025	789,047
		2,122,353
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 11/6/2030 (b)(c)(d)	4,950	4,785
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/19/2031 (b)(c)(d)	402,861	393,067
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (b)(c)(d)	629,927	618,381
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 11/21/2029 (b)(c)(d)	496,125	493,644
		1,509,877
TOTAL FINANCIALS		4,661,809
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/15/2031 (b)(c)(d)	999,975	999,475
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.423% 10/23/2028 (b)(c)(d)	280,780	281,083
		1,280,558
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 2/15/2029 (b)(c)(d)	342,916	333,486
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (b)(c)(d)	1,370,623	1,333,315
TOTAL HEALTH CARE		2,947,359
Industrials - 0.1%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1596% 2/13/2033 (b)(c)(d)	30,000	30,023
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 12/21/2028 (b)(c)(d)	578,278	576,109
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/20/2032 (b)(c)(d)	274,313	274,142
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (b)(c)(d)	74,701	63,682
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (b)(c)(d)	1,313,423	1,014,620
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(c)(d)(f)	415,336	423,468
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (b)(c)(d)	695,000	653,474
		3,005,495
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (b)(c)(d)	424,625	423,907
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (b)(c)(d)	35,000	35,044
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (b)(c)(d)	34,850	34,872
TOTAL INDUSTRIALS		3,529,341
Information Technology - 0.3%
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (b)(c)(d)	366,309	316,172
X Corp 1LN, term loan 9.5% 10/26/2029 (b)	630,000	660,555
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(d)	1,975,218	1,979,327
		2,956,054
Software - 0.2%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 12/11/2028 (b)(c)(d)	842,718	800,582
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 8/13/2032 (b)(c)(d)	94,525	87,483
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6727% 8/6/2032 (b)(c)(d)	618,450	601,443
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (b)(c)(d)	284,757	241,841
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (b)(c)(d)	1,583,835	1,513,797
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (b)	329,237	372,792
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(d)	109,587	113,520
		3,731,458
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 2/20/2032 (b)(c)(d)(g)	19,974	19,974
TOTAL INFORMATION TECHNOLOGY		6,707,486
Materials - 0.3%
Chemicals - 0.3%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (b)(c)(d)	540,523	517,551
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.273% 9/30/2028 (b)(c)(d)	401,644	400,250
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/15/2032 (b)(c)(d)	375,000	373,688
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (b)(c)(d)	811,568	795,037
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (b)(c)(d)	1,020,156	908,663
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (b)(c)(d)	852,520	835,316
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(d)	856,108	843,977
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 11/3/2032 (b)(c)(d)	30,000	29,462
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (b)(c)(d)	499,696	498,292
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (b)(c)(d)	953,300	741,191
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 4/4/2029 (b)(c)(d)	139,648	112,591
		6,056,018
Containers & Packaging - 0.0%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (b)(c)(d)	450,000	445,783
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.848% 4/13/2029 (b)(c)(d)	1,144,237	1,133,961
		1,579,744
TOTAL MATERIALS		7,635,762
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5203% 4/16/2031 (b)(c)(d)	34,823	34,883
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6713% 1/27/2031 (b)(c)(d)	501,057	499,403
		534,286
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (b)(c)(d)	250,219	251,157
TOTAL UTILITIES		785,443
TOTAL UNITED STATES		40,521,955
TOTAL BANK LOAN OBLIGATIONS (Cost $44,746,142)		43,409,278

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class AFCF, 4.631% 2/25/2071 (c)(j)	4,000,000	4,000,000
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (j)	3,880,791	3,523,923
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (j)	2,619,752	2,482,231
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(j)	350,993	347,779
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(j)	175,229	174,801
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (j)	685,057	628,428
Fannie Mae Guaranteed REMIC Series 2018-3 Class LP, 3% 2/25/2047	2,759,477	2,662,634
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	3,640,797	3,512,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	25,989	26,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4873 Class CA, 4% 7/15/2047	889,170	886,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	1,872,643	1,780,539
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (j)	1,835,925	1,732,949
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(j)	4,853,359	4,875,218
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (j)	731,067	705,562
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (j)	1,028,963	981,260
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (j)	17,602	17,578
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (c)(d)	340	319
TOTAL UNITED STATES		28,338,117
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,539,231)		28,338,117

Commercial Mortgage Securities - 2.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (c)(d)(j)	4,840,000	4,864,282
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	1,289,960	1,248,072
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (c)(o)	20,113,677	722,709
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (c)(o)	21,222,682	403,413
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3751% 3/15/2053 (c)(o)	40,101,098	1,611,210
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (c)(d)(j)	5,047,000	5,015,832
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (c)(d)(j)	1,009,000	1,009,315
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (c)(d)(j)	2,765,258	2,768,715
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (c)(j)	1,657,101	1,658,137
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (c)(d)(j)	4,501,000	4,492,561
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (c)(d)(j)	668,635	668,426
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (c)(d)(j)	597,365	597,365
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (c)(d)(j)	395,983	396,107
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (c)(d)(j)	3,538,000	3,540,225
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (c)(d)(j)	6,617,692	6,619,761
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (c)(d)(j)	4,501,384	4,495,757
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (c)(d)(j)	561,209	559,806
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6245% 11/15/2038 (c)(d)(j)	3,257,152	3,256,134
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (c)(d)(j)	2,327,000	2,323,855
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(j)	1,322,000	1,355,235
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (j)	6,515,265	5,521,304
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	5,241,687	4,286,567
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (c)(j)	5,418,000	5,554,821
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (c)(d)(j)	4,153,000	4,158,191
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (c)(d)(j)	2,941,000	2,941,919
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.858% 7/10/2046 (c)(j)	1,300,578	1,287,572
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(j)	933,000	952,317
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (j)	2,708,000	2,582,755
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2745% 9/15/2029 (c)(d)(j)	957,087	938,225
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (c)(d)(j)	2,266,000	2,264,297
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1406% 6/15/2054 (c)(o)	6,347,074	233,923
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (c)(d)(j)	4,026,000	4,026,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (c)(d)(j)	3,402,341	3,401,278
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (c)(d)(j)	2,467,000	2,470,086
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (c)(d)(j)	1,920,000	1,917,500
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(j)	1,076,000	1,086,255
TOTAL UNITED STATES		91,229,927
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $93,943,047)		91,229,927

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (f) (Cost $39,094)	2,216	40,271

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	357,297	1,262,151
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	1,435,000	1,370,425
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	221,000	384,430
Software - 0.2%
Riot Platforms Inc 0.75% 1/15/2030	602,000	816,613
Strategy Inc 0% 12/1/2029 (i)	1,267,000	1,034,252
Terawulf Inc 0% 5/1/2032 (i)(j)	425,000	466,055
		2,316,920
TOTAL INFORMATION TECHNOLOGY		2,701,350
TOTAL UNITED STATES		5,333,926
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,169,377)		5,333,926

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	5,921	290,780
Financials - 0.0%
Financial Services - 0.0%
Apollo Global Management Inc Series A, 6.75%	4,411	247,135
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	7,837	359,484
TOTAL UNITED STATES		897,399
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $974,874)		897,399

Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.2%
Colombian Republic 5.375% 1/21/2029	4,230,000	4,221,540
Colombian Republic 6.125% 1/21/2031	1,285,000	1,281,788
TOTAL COLOMBIA		5,503,328
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	3,525,000	3,355,359
United Mexican States 6% 5/13/2030	2,190,000	2,303,880
TOTAL MEXICO		5,659,239
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,169,302)		11,162,567

Non-Convertible Corporate Bonds - 64.2%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (j)	250,000	253,908
AUSTRALIA - 0.8%
Financials - 0.3%
Banks - 0.3%
Westpac Banking Corp 4.11% 7/24/2034 (c)	8,710,000	8,635,108
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 4.907% 4/1/2028 (j)	10,311,000	10,499,474
Glencore Funding LLC 5.338% 4/4/2027 (j)	5,275,000	5,351,185
Mineral Resources Ltd 7% 4/1/2031 (j)	140,000	147,281
Mineral Resources Ltd 9.25% 10/1/2028 (j)	980,000	1,026,405
TOTAL MATERIALS		17,024,345
TOTAL AUSTRALIA		25,659,453
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)	330,000	266,475
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (e)(j)	395,000	74,063
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)	215,000	215,991
TOTAL INDUSTRIALS		290,054
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (j)	995,000	999,975
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(j)	428,657	430,663
TOTAL MATERIALS		1,430,638
TOTAL BRAZIL		1,720,692
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (j)	595,000	595,785
Golar LNG Ltd 7.75% 9/19/2029 (j)(n)	200,000	201,596

TOTAL CAMEROON		797,381
CANADA - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.375% 6/9/2056 (c)	465,000	471,866
TELUS Corp 6.625% 10/15/2055 (c)	640,000	660,876
		1,132,742
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.2% 3/15/2027	3,100,000	3,077,301
TOTAL COMMUNICATION SERVICES		4,210,043
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (j)	700,000	691,159
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (j)	730,000	701,024
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)	700,000	712,372
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	305,000	313,681
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (j)	380,000	367,310
TOTAL CONSUMER DISCRETIONARY		2,785,546
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (j)	7,826,000	7,870,026
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd 5% 12/15/2029	4,369,000	4,509,008
Cenovus Energy Inc 4.65% 3/20/2031	3,476,000	3,520,108
Enbridge Inc 1.6% 10/4/2026	10,000,000	9,862,798
Enbridge Inc 4.2% 11/20/2028	3,340,000	3,360,520
Enbridge Inc 4.6% 6/20/2028	3,822,000	3,873,352
Enbridge Inc 5.3% 4/5/2029	3,720,000	3,855,657
Enbridge Inc 5.9% 11/15/2026	2,300,000	2,327,902
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	8,989,000	9,086,092
TOTAL ENERGY		40,395,437
Financials - 0.9%
Banks - 0.7%
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	8,300,000	8,340,956
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)	7,890,000	8,169,511
Toronto Dominion Bank 4.783% 12/17/2029	4,185,000	4,304,784
		20,815,251
Insurance - 0.2%
Empower Finance 2020 LP 1.357% 9/17/2027 (j)	5,321,000	5,117,370
TOTAL FINANCIALS		25,932,621
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (j)	103,000	107,698
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (j)	235,000	244,802
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	2,099,000	2,066,670
TOTAL INDUSTRIALS		2,311,472
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (j)	1,110,000	1,058,099
Materials - 0.3%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027	705,000	707,761
Nutrien Ltd 4.9% 3/27/2028	8,000,000	8,144,973
		8,852,734
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (j)	245,000	253,192
Hudbay Minerals Inc 4.5% 4/1/2026 (j)	900,000	899,415
New Gold Inc 6.875% 4/1/2032 (j)	215,000	228,487
		1,381,094
TOTAL MATERIALS		10,233,828
TOTAL CANADA		94,904,770
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (e)(j)	485,000	143,075
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)	675,000	634,500
TOTAL COLOMBIA		777,575
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (j)	360,000	374,794
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 4.298% 4/1/2028 (c)(j)	7,500,000	7,527,729
FRANCE - 1.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 4/15/2032 (j)	160,061	153,291
Altice France SA 6.875% 10/15/2030 (j)	152,439	147,777
Altice France SA 6.875% 7/15/2032 (j)	1,176,379	1,129,352
Orange SA 4% 1/13/2029 (j)	2,830,000	2,838,802
Orange SA 4.25% 1/13/2031 (j)	7,353,000	7,364,982
TOTAL COMMUNICATION SERVICES		11,634,204
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (j)	250,000	268,079
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 4.792% 5/9/2029 (c)(j)	7,300,000	7,392,630
BPCE SA 2.045% 10/19/2027 (c)(j)	6,865,000	6,781,596
BPCE SA 6.714% 10/19/2029 (c)(j)	2,900,000	3,079,712
Societe Generale SA 1.792% 6/9/2027 (c)(j)	6,750,000	6,708,226
Societe Generale SA 5.249% 5/22/2029 (c)(j)	7,350,000	7,510,084
Societe Generale SA 5.5% 4/13/2029 (c)(j)	4,296,000	4,408,235
TOTAL FINANCIALS		35,880,483
TOTAL FRANCE		47,782,766
GERMANY - 1.9%
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (j)(l)	265,000	267,955
ZF North America Capital Inc 7.5% 3/24/2031 (j)	260,000	267,960
		535,915
Automobiles - 0.4%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (j)	8,000,000	8,193,951
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (j)	3,000,000	3,056,552
		11,250,503
TOTAL CONSUMER DISCRETIONARY		11,786,418
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	7,028,000	6,942,634
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	9,110,000	9,187,846
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	9,430,000	9,604,169
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	7,000,000	7,321,032
TOTAL FINANCIALS		33,055,681
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (j)	3,000,000	3,010,754
Bayer US Finance LLC 6.125% 11/21/2026 (j)	3,000,000	3,038,851
TOTAL HEALTH CARE		6,049,605
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 2% 12/14/2026 (j)	5,000,000	4,929,277
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (j)	1,704,000	1,733,139
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (j)	1,437,000	1,461,755
TK Elevator US Newco Inc 5.25% 7/15/2027 (j)	1,375,000	1,374,442
TOTAL INDUSTRIALS		9,498,613
TOTAL GERMANY		60,390,317
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)	700,000	604,625
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	955,000	984,319
IRELAND - 1.4%
Financials - 0.9%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(j)	3,531,000	3,673,932
Consumer Finance - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,102,000	2,081,657
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	7,626,000	7,629,989
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	5,778,000	5,793,247
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,593,302
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	3,836,000	3,932,535
		25,030,730
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (j)	670,000	680,599
TOTAL FINANCIALS		29,385,261
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (j)	1,756,000	1,709,744
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)	150,000	148,675
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (j)	3,331,000	3,375,239
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (j)	5,853,000	6,053,781
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (j)	4,950,000	5,149,662
TOTAL INDUSTRIALS		16,437,101
TOTAL IRELAND		45,822,362
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (j)(n)	130,000	128,508
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	635,000	658,915
TOTAL ISRAEL		787,423
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.375% 9/30/2030 (j)	5,152,000	5,178,322
Enel Finance International NV 5.125% 6/26/2029 (j)	8,000,000	8,241,855

TOTAL ITALY		13,420,177
JAPAN - 1.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 1.591% 4/3/2028 (j)	10,000,000	9,539,475
NTT Finance Corp 4.567% 7/16/2027 (j)	311,000	313,821
NTT Finance Corp 4.62% 7/16/2028 (j)	314,000	318,744
TOTAL COMMUNICATION SERVICES		10,172,040
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (j)	2,993,000	3,053,905
Japan Tobacco Inc 5.21% 6/15/2030 (j)	2,486,000	2,596,055
TOTAL CONSUMER STAPLES		5,649,960
Financials - 1.4%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	10,000,000	9,907,849
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	5,000,000	4,931,177
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	10,000,000	9,940,646
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	7,464,000	7,610,934
		32,390,606
Capital Markets - 0.4%
Nomura Holdings Inc 1.653% 7/14/2026	12,500,000	12,396,051
TOTAL FINANCIALS		44,786,657
TOTAL JAPAN		60,608,657
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (j)	115,000	80,948
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (j)	255,000	271,652
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (j)	105,000	92,402
TOTAL LUXEMBOURG		445,002
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (j)	150,000	151,995
MEXICO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos Mexicanos 6.7% 2/16/2032	12,250,000	12,285,525
NETHERLANDS - 1.3%
Consumer Staples - 0.3%
Food Products - 0.3%
JDE Peet's NV 1.375% 1/15/2027 (j)	10,440,000	10,198,199
Financials - 1.0%
Banks - 1.0%
ABN AMRO Bank NV 1.542% 6/16/2027 (c)(j)	8,114,000	8,052,891
Cooperatieve Rabobank UA 1.98% 12/15/2027 (c)(j)	7,500,000	7,386,300
ING Groep NV 1.726% 4/1/2027 (c)	4,192,000	4,184,058
ING Groep NV 5.335% 3/19/2030 (c)	9,464,000	9,804,197
TOTAL FINANCIALS		29,427,446
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,545,000	1,555,339
TOTAL NETHERLANDS		41,180,984
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (j)	685,000	681,623
IHS Holding Ltd 7.875% 5/29/2030 (j)	185,000	193,094

TOTAL NIGERIA		874,717
NORWAY - 0.6%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (j)	370,000	388,816
TGS ASA 8.5% 1/15/2030 (j)	720,000	760,519
TOTAL ENERGY		1,149,335
Financials - 0.6%
Banks - 0.6%
DNB Bank ASA 1.535% 5/25/2027 (c)(j)	4,643,000	4,616,107
DNB Bank ASA 1.605% 3/30/2028 (c)(j)	9,570,000	9,337,650
DNB Bank ASA 4.384% 11/4/2031 (c)(j)	3,000,000	3,014,362
TOTAL FINANCIALS		16,968,119
TOTAL NORWAY		18,117,454
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	610,000	617,324
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	545,000	562,864
TOTAL PANAMA		1,180,188
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)	265,000	277,265
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (j)	620,000	598,393
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA 1.722% 9/14/2027 (c)	5,000,000	4,940,186
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,070,965

TOTAL SPAIN		9,011,151
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 6.246% 9/22/2029 (c)(j)	2,900,000	3,052,764
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (j)	490,000	491,221
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)	125,000	128,901
TOTAL INDUSTRIALS		620,122
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 6.5% 5/15/2026 (j)	725,000	719,858
TOTAL SWITZERLAND		4,392,744
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (j)	545,000	563,198
UNITED KINGDOM - 4.9%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (j)	710,000	725,573
Consumer Staples - 1.0%
Tobacco - 1.0%
BAT International Finance PLC 1.668% 3/25/2026	15,000,000	14,976,858
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,267,175
Imperial Brands Finance PLC 4.5% 6/30/2028 (j)	2,134,000	2,156,303
Imperial Brands Finance PLC 5.5% 2/1/2030 (j)	7,900,000	8,252,130
TOTAL CONSUMER STAPLES		30,652,466
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (j)	1,750,000	1,881,332
Financials - 3.6%
Banks - 3.4%
Barclays PLC 2.279% 11/24/2027 (c)	5,000,000	4,932,900
Barclays PLC 4.219% 5/24/2030 (c)	2,159,000	2,159,472
Barclays PLC 4.476% 11/11/2029 (c)	7,700,000	7,759,593
Barclays PLC 5.367% 2/25/2031 (c)	5,200,000	5,397,749
Barclays PLC 5.69% 3/12/2030 (c)	4,721,000	4,921,649
HSBC Holdings PLC 4.899% 3/3/2029 (c)	9,152,000	9,301,336
HSBC Holdings PLC 5.21% 8/11/2028 (c)	4,327,000	4,395,089
HSBC Holdings PLC 5.24% 5/13/2031 (c)	7,250,000	7,510,751
HSBC Holdings PLC 5.597% 5/17/2028 (c)	6,300,000	6,415,229
HSBC Holdings PLC 7.39% 11/3/2028 (c)	6,900,000	7,270,319
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	4,000,000	3,973,479
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	3,954,000	4,020,921
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	1,122,000	1,142,727
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	3,667,000	3,850,425
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	2,900,000	3,005,909
NatWest Group PLC 4.964% 8/15/2030 (c)	13,500,000	13,840,294
NatWest Group PLC 5.115% 5/23/2031 (c)	2,900,000	2,990,828
NatWest Markets PLC 4.789% 3/21/2028 (j)	6,000,000	6,101,104
Standard Chartered PLC 4.299% 1/13/2030 (c)(j)	6,481,000	6,499,562
		105,489,336
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (c)(j)	5,800,000	5,891,922
TOTAL FINANCIALS		111,381,258
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Finance Inc 7.5% 7/1/2027 (j)	4,000,000	4,187,830
BAE Systems PLC 5% 3/26/2027 (j)	1,667,000	1,686,783
BAE Systems PLC 5.125% 3/26/2029 (j)	1,551,000	1,606,688
TOTAL INDUSTRIALS		7,481,301
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (j)	50,000	42,999
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	645,000	643,102
TOTAL UNITED KINGDOM		152,808,031
UNITED STATES - 45.3%
Communication Services - 2.4%
Diversified Telecommunication Services - 1.0%
APLD ComputeCo LLC 9.25% 12/15/2030 (j)	1,770,000	1,857,778
AT&T Inc 1.65% 2/1/2028	12,588,000	12,071,328
AT&T Inc 4.4% 4/30/2031	9,080,000	9,163,814
AT&T Inc 4.7% 8/15/2030	2,877,000	2,949,841
Black Pearl Compute LLC 6.125% 2/15/2031 (j)(l)	342,000	350,021
Cablevision Lightpath LLC 3.875% 9/15/2027 (j)	1,160,000	1,159,085
Cablevision Lightpath LLC 5.625% 9/15/2028 (j)	605,000	604,553
Cipher Compute LLC 7.125% 11/15/2030 (j)(l)	255,000	265,798
Flash Compute LLC 7.25% 12/31/2030 (j)	835,000	854,722
Frontier Communications Holdings LLC 5% 5/1/2028 (j)	960,000	960,553
Level 3 Financing Inc 7% 3/31/2034 (j)	170,000	176,722
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)	910,000	914,077
Uniti Services LLC 7.5% 10/15/2033 (j)(l)	60,000	62,425
WULF Compute LLC 7.75% 10/15/2030 (j)(l)	1,375,000	1,456,144
		32,846,861
Entertainment - 0.1%
Live Nation Entertainment Inc 4.75% 10/15/2027 (j)	1,550,000	1,549,008
ROBLOX Corp 3.875% 5/1/2030 (j)	395,000	377,192
		1,926,200
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.2% 11/15/2030	3,378,000	3,407,708
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (j)	485,000	468,880
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (j)(l)	505,000	504,887
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (j)	630,000	628,501
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)	1,120,000	1,145,140
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	8,030,000	7,580,470
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,964,688
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)	505,000	533,791
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)	150,000	161,928
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)	80,000	80,569
CSC Holdings LLC 5.5% 4/15/2027 (j)	240,000	203,480
Discovery Global Holdings Inc 3.755% 3/15/2027	2,385,000	2,377,583
DISH DBS Corp 5.125% 6/1/2029	135,000	120,559
DISH DBS Corp 5.25% 12/1/2026 (j)	405,000	393,389
DISH DBS Corp 7.75% 7/1/2026	1,195,000	1,180,198
DISH Network Corp 11.75% 11/15/2027 (j)(l)	1,175,000	1,216,449
EchoStar Corp 10.75% 11/30/2029	1,195,000	1,305,203
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	1,695,000	1,716,618
EW Scripps Co/The 9.875% 8/15/2030 (j)	1,345,000	1,350,571
Sirius XM Radio LLC 3.125% 9/1/2026 (j)	1,430,000	1,422,254
TEGNA Inc 5% 9/15/2029	310,000	309,707
Univision Communications Inc 7.375% 6/30/2030 (j)(l)	870,000	870,017
Univision Communications Inc 8% 8/15/2028 (j)	375,000	385,201
Univision Communications Inc 9.375% 8/1/2032 (j)	125,000	132,271
		28,052,354
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.875% 4/15/2030	10,000,000	9,923,124
TOTAL COMMUNICATION SERVICES		76,156,247
Consumer Discretionary - 3.6%
Automobile Components - 0.1%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)	195,000	198,456
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)	510,000	529,393
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)	480,000	502,780
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (j)	1,200,000	1,227,430
Patrick Industries Inc 6.375% 11/1/2032 (j)	505,000	518,697
		2,976,756
Automobiles - 1.6%
General Motors Financial Co Inc 2.35% 2/26/2027	7,500,000	7,381,976
General Motors Financial Co Inc 4.2% 10/27/2028	2,709,000	2,719,347
General Motors Financial Co Inc 4.6% 1/8/2031	8,300,000	8,376,045
General Motors Financial Co Inc 5.8% 6/23/2028	7,500,000	7,773,730
General Motors Financial Co Inc 6% 1/9/2028	7,900,000	8,161,120
Hyundai Capital America 4.875% 6/23/2027 (j)	6,250,000	6,324,782
Hyundai Capital America 5.45% 6/24/2026 (j)	3,147,000	3,159,891
Hyundai Capital America 5.6% 3/30/2028 (j)	2,900,000	2,984,564
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (j)	45,000	42,100
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (j)	70,000	69,847
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (j)	190,000	190,440
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)	360,000	340,517
		47,524,359
Broadline Retail - 0.0%
Saks Global Enterprises LLC 11% (e)(j)	459,933	2,012
Saks Global Enterprises LLC 11% (e)(f)(j)	155,247	0
Wayfair LLC 6.75% 11/15/2032 (j)(l)	130,000	132,495
Wayfair LLC 7.25% 10/31/2029 (j)(l)	530,000	547,724
Wayfair LLC 7.75% 9/15/2030 (j)	745,000	783,450
		1,465,681
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032	575,000	586,218
Sotheby's 7.375% 10/15/2027 (j)	1,835,000	1,823,817
StoneMor Inc 8.5% 5/15/2029 (j)	875,000	848,771
TKC Holdings Inc 12% 2/15/2031 (j)	655,000	688,458
TKC Holdings Inc 8.5% 8/15/2030 (j)	575,000	588,392
		4,535,656
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp 4.75% 12/1/2027	475,000	474,365
Caesars Entertainment Inc 4.625% 10/15/2029 (j)	525,000	513,611
Caesars Entertainment Inc 6.5% 2/15/2032 (j)	815,000	828,201
Carnival Corp 5.125% 5/1/2029 (j)	265,000	268,529
Carnival Corp 5.75% 3/15/2030 (j)	520,000	537,793
Carnival Corp 5.75% 8/1/2032 (j)	125,000	129,725
Carnival Corp 5.875% 6/15/2031 (j)	1,200,000	1,254,026
Carnival Corp 6.125% 2/15/2033 (j)	455,000	471,015
Churchill Downs Inc 4.75% 1/15/2028 (j)	375,000	373,783
Churchill Downs Inc 6.75% 5/1/2031 (j)(l)	605,000	623,214
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	1,465,000	1,381,671
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (j)	490,000	477,081
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (j)	245,000	250,810
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (j)	480,000	468,462
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)	305,000	311,170
Life Time Inc 6% 11/15/2031 (j)(l)	550,000	566,505
Lindblad Expeditions LLC 7% 9/15/2030 (j)(l)	145,000	152,110
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)	110,000	81,479
NCL Corp Ltd 5.875% 1/15/2031 (j)	385,000	388,965
NCL Corp Ltd 6.25% 3/1/2030 (j)	125,000	127,970
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (j)	990,000	1,011,686
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (j)	210,000	216,541
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC 8.625% 1/15/2032 (j)	590,000	597,371
Viking Cruises Ltd 9.125% 7/15/2031 (j)	465,000	494,734
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (j)	125,000	124,897
VOC Escrow Ltd 5% 2/15/2028 (j)	200,000	199,830
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (j)	325,000	325,914
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (j)	175,000	178,717
		12,830,175
Household Durables - 0.1%
LGI Homes Inc 4% 7/15/2029 (j)	340,000	315,871
LGI Homes Inc 7% 11/15/2032 (j)	565,000	553,893
LGI Homes Inc 8.75% 12/15/2028 (j)	370,000	386,044
New Home Co Inc/The 8.5% 11/1/2030 (j)	255,000	265,536
Somnigroup International Inc 4% 4/15/2029 (j)	1,035,000	1,005,847
Whirlpool Corp 6.125% 6/15/2030	350,000	351,571
Whirlpool Corp 6.5% 6/15/2033	90,000	89,815
		2,968,577
Leisure Products - 0.4%
Brunswick Corp/DE 5.85% 3/18/2029	4,539,000	4,719,178
Mattel Inc 5% 11/17/2030	7,013,000	7,120,674
		11,839,852
Specialty Retail - 0.9%
Advance Auto Parts Inc 5.95% 3/9/2028	6,525,000	6,708,046
Advance Auto Parts Inc 7% 8/1/2030 (j)	180,000	184,657
AutoNation Inc 4.45% 1/15/2029	9,760,000	9,833,149
AutoZone Inc 5.165% 6/15/2030	3,975,000	4,120,000
AutoZone Inc 6.25% 11/1/2028	3,398,000	3,589,046
Group 1 Automotive Inc 6.375% 1/15/2030 (j)	670,000	686,808
LBM Acquisition LLC 6.25% 1/15/2029 (j)	120,000	91,491
LBM Acquisition LLC 9.5% 6/15/2031 (j)	540,000	503,658
Michaels Cos Inc/The 8.5% 3/15/2033 (j)(m)	150,000	145,906
O'Reilly Automotive Inc 5.75% 11/20/2026	1,697,000	1,716,949
Park River Holdings Inc 8% 3/15/2031 (j)	95,000	95,608
Staples Inc 10.75% 9/1/2029 (j)	1,210,000	1,110,253
Wand NewCo 3 Inc 7.625% 1/30/2032 (j)	215,000	224,344
White Cap Supply Holdings LLC 7.375% 11/15/2030 (j)	230,000	233,528
		29,243,443
TOTAL CONSUMER DISCRETIONARY		113,384,499
Consumer Staples - 1.2%
Beverages - 0.3%
Molson Coors Beverage Co 3% 7/15/2026	10,575,000	10,530,494
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (j)	265,000	255,519
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)	235,000	236,582
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (j)	935,000	951,568
Albertsons Cos Inc 5.625% 3/31/2032 (j)	425,000	426,673
C&S Group Enterprises LLC 5% 12/15/2028 (j)	285,000	269,433
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)	735,000	771,227
Mars Inc 4.6% 3/1/2028 (j)	4,141,000	4,201,069
Mars Inc 4.8% 3/1/2030 (j)	1,360,000	1,398,073
Performance Food Group Inc 6.125% 9/15/2032 (j)	450,000	461,924
US Foods Inc 4.75% 2/15/2029 (j)	580,000	577,560
US Foods Inc 5.75% 4/15/2033 (j)	210,000	214,206
		9,763,834
Food Products - 0.2%
Bunge Ltd Finance Corp 4.1% 1/7/2028	2,685,000	2,698,267
Campbell's Company/The 5.3% 3/20/2026	1,106,000	1,106,572
Fiesta Purchaser Inc 7.875% 3/1/2031 (j)	165,000	169,957
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	715,000	726,931
Post Holdings Inc 4.625% 4/15/2030 (j)(l)	370,000	362,174
Post Holdings Inc 6.375% 3/1/2033 (j)	230,000	234,113
		5,298,014
Tobacco - 0.4%
Philip Morris International Inc 4.125% 4/28/2028	7,300,000	7,351,964
Philip Morris International Inc 4.875% 2/13/2029	6,400,000	6,578,734
		13,930,698
TOTAL CONSUMER STAPLES		39,523,040
Energy - 3.9%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (j)	370,000	370,289
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)	195,000	202,925
Kodiak Gas Services LLC 7.25% 2/15/2029 (j)	485,000	502,912
SESI LLC 7.875% 9/30/2030 (j)	665,000	678,989
Transocean International Ltd 7.875% 10/15/2032 (j)	70,000	75,161
Transocean International Ltd 8.25% 5/15/2029 (j)	620,000	645,525
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)	290,000	294,917
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (j)	240,000	247,999
Valaris Ltd 8.375% 4/30/2030 (j)	300,000	314,613
WBI Operating LLC 6.25% 10/15/2030 (j)	900,000	917,316
		4,250,646
Oil, Gas & Consumable Fuels - 3.8%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (j)	260,000	273,518
Buckeye Partners LP 4.125% 12/1/2027	255,000	253,451
California Resources Corp 8.25% 6/15/2029 (j)	820,000	860,843
Cheniere Energy Inc 4.625% 10/15/2028	745,000	744,734
CNX Midstream Partners LP 4.75% 4/15/2030 (j)	585,000	570,530
CNX Resources Corp 7.25% 3/1/2032 (j)	445,000	466,625
Comstock Resources Inc 5.875% 1/15/2030 (j)	530,000	510,784
Comstock Resources Inc 6.75% 3/1/2029 (j)	860,000	856,676
CVR Energy Inc 7.5% 2/15/2031 (j)	905,000	901,933
DBR Land Holdings LLC 6.25% 12/1/2030 (j)	315,000	324,891
DCP Midstream Operating LP 5.125% 5/15/2029	7,900,000	8,124,632
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)	1,020,000	1,065,039
Diamondback Energy Inc 5.2% 4/18/2027	5,172,000	5,238,395
Energy Transfer LP 4.55% 1/15/2031	6,374,000	6,435,084
Energy Transfer LP 5.25% 7/1/2029	515,000	534,006
Energy Transfer LP 6.5% 2/15/2056 (c)	490,000	495,113
EQT Corp 3.625% 5/15/2031 (j)	5,400,000	5,166,239
EQT Corp 5.7% 4/1/2028	4,000,000	4,135,712
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	215,000	217,115
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)	85,000	87,946
Harvest Midstream I LP 7.5% 5/15/2032 (j)	465,000	482,662
Hess Corp 4.3% 4/1/2027	4,500,000	4,517,982
Hess Midstream Operations LP 4.25% 2/15/2030 (j)	290,000	284,273
Hess Midstream Operations LP 5.875% 3/1/2028 (j)	565,000	574,373
Hess Midstream Operations LP 6.5% 6/1/2029 (j)	700,000	724,331
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)	240,000	253,276
Kinetik Holdings LP 6.625% 12/15/2028 (j)	1,125,000	1,159,785
Matador Resources Co 6.5% 4/15/2032 (j)	300,000	306,378
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)	180,000	177,380
MPLX LP 1.75% 3/1/2026	15,044,000	15,042,364
Northern Oil & Gas Inc 7.875% 10/15/2033 (j)	365,000	373,147
Northern Oil & Gas Inc 8.75% 6/15/2031 (j)(l)	470,000	490,395
Occidental Petroleum Corp 6.625% 9/1/2030	4,410,000	4,772,617
ONEOK Inc 4.25% 9/24/2027	458,000	460,191
ONEOK Inc 4.4% 10/15/2029	479,000	483,044
ONEOK Inc 4.85% 7/15/2026	525,000	525,361
ONEOK Inc 6.5% 9/1/2030 (j)	5,247,000	5,663,817
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	210,000	209,122
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)(l)	705,000	707,444
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)(l)	595,000	631,521
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,242,000	5,140,695
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	5,174,000	5,076,994
Prairie Acquiror LP 9% 8/1/2029 (j)	1,240,000	1,293,921
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)	185,000	194,883
SM Energy Co 6.625% 1/15/2027 (l)	400,000	400,290
Summit Midstream Holdings LLC 8.625% 10/31/2029 (j)	125,000	130,828
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	315,000	315,119
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	605,000	605,272
Sunoco LP 5.375% 7/15/2031 (j)(m)	480,000	481,121
Sunoco LP 5.625% 3/15/2031 (j)	985,000	993,468
Sunoco LP 5.625% 7/15/2034 (j)(m)	210,000	209,967
Sunoco LP 6.625% 8/15/2032 (j)	540,000	558,952
Talos Production Inc 9% 2/1/2029 (j)(l)	270,000	281,192
Targa Resources Corp 4.9% 9/15/2030	3,825,000	3,928,025
Targa Resources Corp 6.15% 3/1/2029	7,061,000	7,470,889
Venture Global LNG Inc 7% 1/15/2030 (j)	355,000	360,096
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)	335,000	348,001
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)	195,000	204,742
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)	225,000	249,599
Western Gas Partners LP 4.8% 3/1/2031	4,047,000	4,081,283
Western Gas Partners LP 6.35% 1/15/2029	5,546,000	5,860,582
Williams Cos Inc/The 4.625% 6/30/2030	4,288,000	4,361,917
Williams Cos Inc/The 4.8% 11/15/2029	2,339,000	2,397,388
		120,047,953
TOTAL ENERGY		124,298,599
Financials - 20.4%
Banks - 8.1%
Bank of America Corp 1.734% 7/22/2027 (c)	7,174,000	7,109,599
Bank of America Corp 4.271% 7/23/2029 (c)	6,000,000	6,033,935
Bank of America Corp 4.623% 5/9/2029 (c)	7,300,000	7,403,610
Bank of America Corp 5.202% 4/25/2029 (c)	10,500,000	10,757,735
Bank of America Corp 5.819% 9/15/2029 (c)	9,400,000	9,803,395
Citigroup Inc 4.075% 4/23/2029 (c)	10,879,000	10,895,135
Citigroup Inc 4.786% 3/4/2029 (c)	11,300,000	11,469,851
Citigroup Inc 5.174% 2/13/2030 (c)	12,400,000	12,776,736
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (j)	81,000	84,250
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	9,370,000	9,431,391
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,000,000	5,251,164
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	10,000,000	9,859,266
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	3,000,000	2,815,013
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	12,053,000	11,469,262
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	5,000,000	5,092,427
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	5,300,000	5,396,779
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	21,400,000	22,044,770
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,642,000	1,702,865
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,266,000	3,324,562
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	2,928,000	2,984,410
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	8,100,000	8,130,136
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	7,560,000	7,609,367
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	10,391,000	10,851,946
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	2,768,000	2,728,100
Santander Holdings USA Inc 3.244% 10/5/2026	4,000,000	3,979,847
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	3,664,000	3,826,413
Truist Financial Corp 4.873% 1/26/2029 (c)	4,000,000	4,065,224
Truist Financial Corp 5.071% 5/20/2031 (c)	5,288,000	5,457,794
Truist Financial Corp 7.161% 10/30/2029 (c)	2,800,000	3,014,317
US Bancorp 4.653% 2/1/2029 (c)	2,000,000	2,025,505
Wells Fargo & Co 4.078% 9/15/2029 (c)	7,800,000	7,802,092
Wells Fargo & Co 4.182% 1/23/2030 (c)	5,600,000	5,619,844
Wells Fargo & Co 4.3% 7/22/2027	7,000,000	7,025,000
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,300,000	5,403,433
Wells Fargo & Co 5.244% 1/24/2031 (c)	7,692,000	7,980,213
Wells Fargo & Co 5.707% 4/22/2028 (c)	6,200,000	6,313,512
Wells Fargo & Co 6.303% 10/23/2029 (c)	5,800,000	6,116,806
		253,655,704
Capital Markets - 5.4%
Ares Strategic Income Fund 4.85% 1/15/2029 (j)	7,791,000	7,669,224
Ares Strategic Income Fund 5.45% 9/9/2028 (j)	7,076,000	7,075,615
Athene Global Funding 1.73% 10/2/2026 (j)	5,000,000	4,931,432
Athene Global Funding 4.721% 10/8/2029 (j)	8,300,000	8,304,409
Athene Global Funding 5.516% 3/25/2027 (j)	7,000,000	7,103,053
Bank of New York Mellon 4.729% 4/20/2029 (c)	2,106,000	2,141,928
Broadstreet Partners Group LLC 5.875% 4/15/2029 (j)	510,000	493,933
Equitable America Global Funding 4.65% 6/9/2028 (j)	2,575,000	2,604,397
Equitable America Global Funding 4.95% 6/9/2030 (j)	3,483,000	3,558,488
Focus Financial Partners LLC 6.75% 9/15/2031 (j)	490,000	487,421
GA Global Funding Trust 5.4% 1/13/2030 (j)	6,308,000	6,463,742
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	10,000,000	9,863,131
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	6,000,000	6,017,744
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	3,328,000	3,348,550
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	10,500,000	10,599,160
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	7,439,000	7,875,019
HPS Corporate Lending Fund 4.9% 9/11/2028 (j)	2,137,000	2,108,408
HPS Corporate Lending Fund 5.15% 4/2/2029 (j)	5,407,000	5,364,503
HPS Corporate Lending Fund 6.25% 9/30/2029	5,000,000	5,104,924
Intercontinental Exchange Inc 3.625% 9/1/2028	5,500,000	5,463,061
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (j)	540,000	543,224
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (j)	320,000	328,379
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)	655,000	622,785
LPL Holdings Inc 4.9% 4/3/2028	8,265,000	8,360,642
Morgan Stanley 4.133% 10/18/2029 (c)	6,660,000	6,670,322
Morgan Stanley 4.994% 4/12/2029 (c)	3,914,000	3,985,329
Morgan Stanley 5.042% 7/19/2030 (c)	11,500,000	11,832,858
Morgan Stanley 5.164% 4/20/2029 (c)	9,860,000	10,083,828
Morgan Stanley 6.407% 11/1/2029 (c)	3,900,000	4,129,356
Nuveen LLC 5.55% 1/15/2030 (j)	984,000	1,027,093
Sammons Financial Group Global Funding 4.8% 12/12/2030 (j)	8,410,000	8,503,473
Sammons Financial Group Global Funding 5.05% 1/10/2028 (j)	4,131,000	4,201,934
Sammons Financial Group Global Funding 5.1% 12/10/2029 (j)	3,365,000	3,451,609
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)	480,000	499,594
		170,818,568
Consumer Finance - 2.1%
American Express Co 4.731% 4/25/2029 (c)	6,000,000	6,099,374
American Express Co 5.085% 1/30/2031 (c)	5,697,000	5,885,953
Capital One Financial Corp 1.878% 11/2/2027 (c)	7,000,000	6,890,590
Capital One Financial Corp 5.468% 2/1/2029 (c)	9,443,000	9,681,742
Capital One Financial Corp 7.149% 10/29/2027 (c)	5,000,000	5,099,186
Ford Motor Credit Co LLC 4.97% 4/6/2029	3,485,000	3,507,225
Ford Motor Credit Co LLC 5.73% 9/5/2030	650,000	668,434
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,065,549
Ford Motor Credit Co LLC 5.875% 11/7/2029	13,200,000	13,652,057
Ford Motor Credit Co LLC 6.95% 6/10/2026	6,500,000	6,533,588
Navient Corp 6.75% 6/15/2026	765,000	766,553
OneMain Finance Corp 3.5% 1/15/2027	655,000	647,325
OneMain Finance Corp 6.125% 5/15/2030	450,000	451,767
OneMain Finance Corp 6.75% 3/15/2032	75,000	75,582
OneMain Finance Corp 7.5% 5/15/2031	555,000	573,783
PRA Group Inc 5% 10/1/2029 (j)	135,000	124,612
PRA Group Inc 8.875% 1/31/2030 (j)	365,000	371,388
Stellantis Financial Services US Corp 4.95% 9/15/2028 (j)	1,758,000	1,772,469
		66,867,177
Financial Services - 1.3%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (j)	6,290,000	6,431,299
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (j)	6,585,000	6,797,467
Block Inc 5.625% 8/15/2030 (j)	365,000	369,786
Block Inc 6% 8/15/2033 (j)	150,000	152,428
Block Inc 6.5% 5/15/2032	430,000	442,366
CNH Industrial Capital LLC 4.5% 10/8/2027	5,320,000	5,357,877
CNH Industrial Capital LLC 4.75% 3/21/2028	3,820,000	3,870,973
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (j)	815,000	762,881
Corebridge Financial Inc 3.65% 4/5/2027	3,345,000	3,327,445
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (j)	320,000	318,730
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (j)	160,000	158,361
Global Payments Inc 4.5% 11/15/2028	8,521,000	8,540,599
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)	915,000	901,275
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,355,000	1,334,633
Jackson Financial Inc 5.17% 6/8/2027	1,397,000	1,413,989
NFE Financing LLC 12% (e)(j)	270,536	97,798
Rocket Cos Inc 6.125% 8/1/2030 (j)	530,000	543,756
Rocket Cos Inc 6.5% 8/1/2029 (j)	355,000	364,716
UWM Holdings LLC 6.25% 3/15/2031 (j)(l)	385,000	371,976
UWM Holdings LLC 6.625% 2/1/2030 (j)	565,000	560,731
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	480,000	505,361
		42,624,447
Insurance - 3.4%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (j)	840,000	840,207
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (j)	690,000	688,415
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (j)(l)	865,000	874,955
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (j)(l)	175,000	178,176
American International Group Inc 4.85% 5/7/2030	7,000,000	7,182,114
AmWINS Group Inc 4.875% 6/30/2029 (j)	170,000	165,050
AmWINS Group Inc 6.375% 2/15/2029 (j)	290,000	295,108
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)	865,000	838,029
Arthur J Gallagher & Co 4.6% 12/15/2027	3,119,000	3,154,024
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (j)	215,000	225,815
Brown & Brown Inc 4.7% 6/23/2028	1,180,000	1,191,159
Brown & Brown Inc 4.9% 6/23/2030	5,414,000	5,503,671
Corebridge Global Funding 4.65% 8/20/2027 (j)	1,596,000	1,610,923
Corebridge Global Funding 4.9% 1/7/2028 (j)	2,298,000	2,337,005
Equitable Financial Life Global Funding 1.4% 8/27/2027 (j)	15,000,000	14,459,052
Equitable Financial Life Global Funding 1.7% 11/12/2026 (j)	5,000,000	4,921,164
Equitable Financial Life Global Funding 5% 3/27/2030 (j)	3,000,000	3,072,948
Fortitude Group Holdings LLC 6.25% 4/1/2030 (j)	6,322,000	6,566,392
Guardian Life Global Funding 1.4% 7/6/2027 (j)	8,010,000	7,755,986
HUB International Ltd 7.375% 1/31/2032 (j)	855,000	870,240
Jackson National Life Global Funding 4.6% 10/1/2029 (j)	4,963,000	4,979,821
Jackson National Life Global Funding 5.35% 1/13/2030 (j)	7,744,000	7,980,381
Jackson National Life Global Funding 5.55% 7/2/2027 (j)	1,453,000	1,479,276
Lincoln Financial Global Funding 5.3% 1/13/2030 (j)	4,954,000	5,089,692
MassMutual Global Funding II 4% 1/22/2029 (j)	2,284,000	2,288,580
Panther Escrow Issuer LLC 7.125% 6/1/2031 (j)	355,000	361,158
RGA Global Funding 2% 11/30/2026 (j)	3,680,000	3,625,030
RGA Global Funding 4.35% 8/25/2028 (j)	5,350,000	5,377,124
RGA Global Funding 5.448% 5/24/2029 (j)	2,658,000	2,759,191
Ryan Specialty LLC 5.875% 8/1/2032 (j)	645,000	649,873
USI Inc/NY 7.5% 1/15/2032 (j)	235,000	241,061
Western-Southern Global Funding 4.25% 1/29/2029 (j)	5,818,000	5,843,809
Western-Southern Global Funding 4.9% 5/1/2030 (j)	653,000	669,629
Willis North America Inc 4.5% 9/15/2028	5,000,000	5,030,040
		109,105,098
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 8% 4/1/2029 (j)	120,000	120,761
Starwood Property Trust Inc 5.25% 10/15/2028 (j)	780,000	783,750
Starwood Property Trust Inc 6.5% 7/1/2030 (j)	675,000	702,017
		1,606,528
TOTAL FINANCIALS		644,677,522
Health Care - 2.1%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	6,578,000	6,736,406
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp 2.75% 9/23/2026 (j)	4,038,000	4,010,077
Avantor Funding Inc 3.875% 11/1/2029 (j)	410,000	391,406
Avantor Funding Inc 4.625% 7/15/2028 (j)	625,000	619,303
Medline Borrower LP 3.875% 4/1/2029 (j)	285,000	280,301
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)	440,000	454,068
		5,755,155
Health Care Providers & Services - 1.5%
Acadia Healthcare Co Inc 5% 4/15/2029 (j)(l)	430,000	421,165
Acadia Healthcare Co Inc 7.375% 3/15/2033 (j)(l)	145,000	149,690
Accendra Health Inc 6.625% 4/1/2030 (j)	270,000	129,907
Centene Corp 2.45% 7/15/2028	4,360,000	4,109,424
Centene Corp 3.375% 2/15/2030	815,000	755,745
Centene Corp 4.625% 12/15/2029	310,000	302,487
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)	225,000	216,187
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)	305,000	321,415
CVS Health Corp 4.3% 3/25/2028	11,600,000	11,668,127
CVS Health Corp 7% 3/10/2055 (c)	360,000	378,657
HCA Inc 3.125% 3/15/2027	7,100,000	7,040,985
HCA Inc 5% 3/1/2028	2,439,000	2,489,512
Humana Inc 5.75% 12/1/2028	6,000,000	6,218,925
Icon Investments Six DAC 5.809% 5/8/2027	5,583,000	5,632,911
Icon Investments Six DAC 5.849% 5/8/2029	3,000,000	3,071,796
LifePoint Health Inc 11% 10/15/2030 (j)	325,000	352,990
Molina Healthcare Inc 6.25% 1/15/2033 (j)	700,000	688,601
Molina Healthcare Inc 6.5% 2/15/2031 (j)	850,000	852,716
National Mentor Holdings Inc 10.5% 12/15/2030 (j)	470,000	468,267
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)	285,000	284,654
Tenet Healthcare Corp 5.125% 11/1/2027	2,360,000	2,361,374
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)	565,000	565,176
		48,480,711
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (j)	1,510,000	1,506,698
IQVIA Inc 6.25% 6/1/2032 (j)	275,000	282,886
IQVIA Inc 6.5% 5/15/2030 (j)	540,000	555,235
		2,344,819
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (j)	855,000	884,183
Jazz Securities DAC 4.375% 1/15/2029 (j)	540,000	532,378
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)(l)	470,000	461,383
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (j)	410,000	364,328
		2,242,272
TOTAL HEALTH CARE		65,559,363
Industrials - 2.3%
Aerospace & Defense - 0.7%
Boeing Co 3.2% 3/1/2029	7,200,000	7,035,063
Boeing Co 5.04% 5/1/2027	2,300,000	2,324,184
Boeing Co 6.259% 5/1/2027	418,000	428,215
BWX Technologies Inc 4.125% 4/15/2029 (j)	825,000	807,625
L3Harris Technologies Inc 5.4% 1/15/2027	6,000,000	6,079,533
RTX Corp 5.75% 1/15/2029	1,205,000	1,266,079
TransDigm Inc 6.125% 7/31/2034 (j)	300,000	304,721
TransDigm Inc 6.25% 1/31/2034 (j)(l)	110,000	113,794
TransDigm Inc 6.375% 3/1/2029 (j)	3,730,000	3,827,913
TransDigm Inc 6.75% 1/31/2034 (j)	380,000	394,357
		22,581,484
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (j)	720,000	751,047
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)(l)	845,000	637,985
JH North America Holdings Inc 5.875% 1/31/2031 (j)	655,000	668,959
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (j)(l)	285,000	267,074
Standard Building Solutions Inc 6.5% 8/15/2032 (j)	370,000	380,854
		1,954,872
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (j)(l)	420,000	437,158
Artera Services LLC 8.5% 2/15/2031 (j)	1,560,000	1,304,110
Brand Industrial Services Inc 10.375% 8/1/2030 (j)(l)	695,000	649,040
CoreCivic Inc 8.25% 4/15/2029	355,000	368,653
GEO Group Inc/The 10.25% 4/15/2031	650,000	697,897
GEO Group Inc/The 8.625% 4/15/2029	350,000	364,180
GFL Environmental Inc 4% 8/1/2028 (j)	1,630,000	1,604,774
Madison IAQ LLC 4.125% 6/30/2028 (j)(l)	860,000	848,722
Neptune Bidco US Inc 10.375% 5/15/2031 (j)	345,000	348,210
Neptune Bidco US Inc 9.29% 4/15/2029 (j)(l)	1,040,000	1,042,600
Neptune Bidco US Inc 9.5% 2/15/2033 (j)	275,000	269,167
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (j)	51,000	51,101
Waste Pro USA Inc 7% 2/1/2033 (j)	210,000	218,557
Williams Scotsman Inc 6.625% 4/15/2030 (j)(l)	585,000	606,088
		8,810,257
Construction & Engineering - 0.0%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	610,000	616,052
Electrical Equipment - 0.3%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (j)	7,896,000	8,161,220
WESCO Distribution Inc 5.25% 4/15/2031 (j)	350,000	349,381
WESCO Distribution Inc 6.375% 3/15/2033 (j)	245,000	255,441
		8,766,042
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (j)	120,000	121,050
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)	400,000	412,294
Uber Technologies Inc 4.15% 1/15/2031	1,106,000	1,101,669
XPO Inc 6.25% 6/1/2028 (j)	710,000	721,415
		2,356,428
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(j)	258,241	285,357
Esab Corp 6.25% 4/15/2029 (j)	385,000	394,647
Ingersoll Rand Inc 5.176% 6/15/2029	4,200,000	4,356,182
Ingersoll Rand Inc 5.197% 6/15/2027	4,200,000	4,261,402
		9,297,588
Passenger Airlines - 0.2%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (j)	245,000	249,697
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	2,384,917	2,341,723
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (j)	179,167	179,409
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,452,760	1,422,588
United Airlines Holdings Inc 5.375% 3/1/2031	1,055,000	1,074,087
		5,267,504
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (j)	565,000	592,026
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (j)	475,000	439,999
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (j)	190,000	178,022
Leidos Inc 4.1% 3/15/2029 (m)	2,149,000	2,154,503
Paychex Inc 5.1% 4/15/2030	3,097,000	3,162,827
TriNet Group Inc 7.125% 8/15/2031 (j)	750,000	727,615
Verisk Analytics Inc 4.45% 3/15/2031	359,000	360,749
		7,615,741
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	3,565,000	3,510,941
FTAI Aviation Investors LLC 7% 6/15/2032 (j)	235,000	246,680
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)(l)	490,000	518,483
Herc Holdings Inc 5.75% 3/15/2031 (j)	180,000	182,470
Herc Holdings Inc 7% 6/15/2030 (j)(l)	540,000	565,875
QXO Building Products Inc 6.75% 4/30/2032 (j)	335,000	346,965
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)	115,000	119,793
United Rentals North America Inc 3.875% 11/15/2027	575,000	571,648
		6,062,855
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (j)	250,000	261,858
TOTAL INDUSTRIALS		74,341,728
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp 5.05% 4/5/2029	1,216,000	1,257,055
Coherent Corp 5% 12/15/2029 (j)(l)	765,000	765,412
Dell International LLC / EMC Corp 5% 4/1/2030	5,305,000	5,455,979
Dell International LLC / EMC Corp 5.25% 2/1/2028	8,564,000	8,760,080
Lightning Power LLC 7.25% 8/15/2032 (j)	240,000	254,799
		16,493,325
IT Services - 0.3%
Ahead DB Holdings LLC 6.625% 5/1/2028 (j)	1,550,000	1,499,254
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	4,789,000	4,863,606
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)(l)	970,000	952,188
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	585,000	574,983
CoreWeave Inc 9% 2/1/2031 (j)	990,000	955,217
CoreWeave Inc 9.25% 6/1/2030 (j)	1,255,000	1,229,210
Sabre GLBL Inc 11.125% 7/15/2030 (j)(l)	205,000	148,625
		10,223,083
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 4.15% 11/15/2030	15,000,000	15,047,112
Entegris Inc 4.75% 4/15/2029 (j)	1,430,000	1,431,188
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(j)	104,456	111,643
		16,589,943
Software - 1.0%
Cloud Software Group Inc 6.5% 3/31/2029 (j)	615,000	603,116
Cloud Software Group Inc 9% 9/30/2029 (j)	2,100,000	2,056,424
Elastic NV 4.125% 7/15/2029 (j)	655,000	618,830
Ellucian Holdings Inc 6.5% 12/1/2029 (j)	925,000	907,072
Oracle Corp 2.95% 4/1/2030	655,000	609,559
Oracle Corp 4.45% 9/26/2030	8,341,000	8,180,466
Oracle Corp 4.8% 9/26/2032	180,000	175,882
Oracle Corp 4.95% 2/4/2031	7,955,000	7,938,706
SS&C Technologies Inc 5.5% 9/30/2027 (j)	1,625,000	1,622,556
UKG Inc 6.875% 2/1/2031 (j)(l)	1,300,000	1,261,193
VMware LLC 1.4% 8/15/2026	2,882,000	2,847,918
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (j)	1,430,000	1,628,644
		28,450,366
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,177,000	2,189,527
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)	695,000	715,261
		2,904,788
TOTAL INFORMATION TECHNOLOGY		74,661,505
Materials - 1.1%
Chemicals - 0.6%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (j)	650,000	683,326
Celanese US Holdings LLC 6.5% 4/15/2030 (l)	300,000	307,371
Celanese US Holdings LLC 7% 2/15/2031	740,000	762,277
Chemours Co/The 4.625% 11/15/2029 (j)	175,000	165,762
Chemours Co/The 5.75% 11/15/2028 (j)	1,225,000	1,232,122
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (j)	3,787,000	3,868,914
LSB Industries Inc 6.25% 10/15/2028 (j)	435,000	437,277
Mativ Holdings Inc 8% 10/1/2029 (j)	220,000	217,121
Methanex US Operations Inc 6.25% 3/15/2032 (j)	125,000	129,375
Mosaic Co/The 5.375% 11/15/2028	5,750,000	5,938,961
Olin Corp 6.625% 4/1/2033 (j)	140,000	136,706
Olympus Water US Holding Corp 7.25% 2/15/2033 (j)(l)	350,000	348,414
Olympus Water US Holding Corp 7.25% 6/15/2031 (j)(l)	430,000	439,952
Scih Salt Hldgs Inc 6.625% 5/1/2029 (j)	1,110,000	1,107,225
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	290,000	277,802
WR Grace Holdings LLC 6.625% 8/15/2032 (j)(l)	530,000	536,162
WR Grace Holdings LLC 7% 8/1/2033 (j)	185,000	188,357
WR Grace Holdings LLC 7.375% 3/1/2031 (j)(l)	260,000	266,910
		17,044,034
Construction Materials - 0.4%
Amrize Finance US LLC 4.6% 4/7/2027	1,936,000	1,950,151
Amrize Finance US LLC 4.7% 4/7/2028	1,401,000	1,422,689
CRH America Finance Inc 4.4% 2/9/2031	6,600,000	6,649,196
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	770,000	800,259
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)	750,000	796,788
VM Consolidated Inc 5.5% 4/15/2029 (j)	615,000	603,667
		12,222,750
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (j)	265,000	256,165
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)	1,065,000	1,016,474
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)	235,000	240,526
Berry Global Inc 4.875% 7/15/2026 (j)	187,000	187,035
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (j)	350,000	352,642
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)(l)	915,000	910,967
Graphic Packaging International LLC 6.375% 7/15/2032 (j)	430,000	435,583
Sealed Air Corp 5% 4/15/2029 (j)	450,000	453,678
		3,853,070
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)	90,000	95,149
Alumina Pty Ltd 6.375% 9/15/2032 (j)	860,000	892,886
Cleveland-Cliffs Inc 7% 3/15/2032 (j)	125,000	126,953
Cleveland-Cliffs Inc 7.5% 9/15/2031 (j)	350,000	365,312
		1,480,300
TOTAL MATERIALS		34,600,154
Real Estate - 1.6%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)	975,000	948,268
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (j)	6,000,000	5,914,330
VICI Properties LP 4.75% 4/1/2028	352,000	355,458
Vornado Realty LP 2.15% 6/1/2026	1,017,000	1,009,053
		8,227,109
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3.5% 8/1/2026	621,000	618,485
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	770,000	754,603
Ventas Realty LP 3% 1/15/2030	4,013,000	3,847,218
		5,220,306
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (j)(l)	450,000	442,014
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (j)	280,000	289,904
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (j)	350,000	359,393
		1,091,311
Office REITs - 0.0%
COPT Defense Properties LP 4.5% 10/15/2030	3,225,000	3,239,079
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)	240,000	258,603
Taylor Morrison Communities Inc 5.75% 11/15/2032 (j)	210,000	216,991
		475,594
Retail REITs - 0.6%
Brixmor Operating Partnership LP 2.25% 4/1/2028	4,348,000	4,196,824
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (j)	720,000	718,029
Realty Income Corp 2.1% 3/15/2028	5,695,000	5,495,691
Realty Income Corp 2.2% 6/15/2028	456,000	439,310
Simon Property Group LP 4.375% 10/1/2030	7,660,000	7,757,876
		18,607,730
Specialized REITs - 0.5%
American Tower Corp 3.6% 1/15/2028	4,000,000	3,970,776
American Tower Corp 4.9% 3/15/2030	7,910,000	8,128,530
Iron Mountain Inc 4.875% 9/15/2027 (j)	475,000	474,833
Millrose Properties Inc 6.375% 8/1/2030 (j)	725,000	743,778
SBA Communications Corp 3.875% 2/15/2027	1,525,000	1,515,658
		14,833,575
TOTAL REAL ESTATE		51,694,704
Utilities - 4.3%
Electric Utilities - 2.4%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	790,000	793,842
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,893,000	2,888,522
Duke Energy Corp 4.3% 3/15/2028	9,784,000	9,862,047
Duke Energy Florida LLC 4.2% 12/1/2030	2,734,000	2,753,468
Edison International 7.875% 6/15/2054 (c)	250,000	260,260
Eversource Energy 5.45% 3/1/2028	9,000,000	9,235,714
Eversource Energy 6.1% 8/15/2056 (c)	605,000	607,759
Exelon Corp 2.75% 3/15/2027	681,000	672,975
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (j)	2,524,000	2,525,387
Georgia Power Co 4.65% 5/16/2028	3,465,000	3,521,332
Jersey Central Power & Light Co 4.4% 1/15/2031 (j)	2,825,000	2,841,272
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	3,111,000	3,146,278
NRG Energy Inc 5.75% 7/15/2029 (j)	1,275,000	1,277,203
Pacific Gas and Electric Co 2.1% 8/1/2027	7,100,000	6,918,875
PG&E Corp 5% 7/1/2028	300,000	299,207
PG&E Corp 6.85% 9/15/2056 (c)	471,000	470,237
PG&E Corp 7.375% 3/15/2055 (c)	1,275,000	1,319,599
Pinnacle West Capital Corp 4.9% 5/15/2028	1,038,000	1,058,152
Pinnacle West Capital Corp 5.15% 5/15/2030	3,598,000	3,727,696
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	947,000	941,691
Southern Co/The 5.5% 3/15/2029	3,052,000	3,181,088
Vistra Operations Co LLC 4.7% 1/31/2031 (j)	1,350,000	1,357,724
Vistra Operations Co LLC 5% 7/31/2027 (j)	11,550,000	11,533,345
Vistra Operations Co LLC 5.05% 12/30/2026 (j)	1,288,000	1,301,981
Vistra Operations Co LLC 7.75% 10/15/2031 (j)	550,000	581,218
Xcel Energy Inc 5.75% 12/3/2056 (c)	760,000	759,997
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)(l)	345,000	358,093
		74,194,962
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.25% 1/15/2034 (j)	130,000	132,016
Alpha Generation LLC 6.75% 10/15/2032 (j)	450,000	467,558
Calpine LLC 5.125% 3/15/2028 (j)	850,000	849,685
Southern Power Co 4.25% 10/1/2030	5,170,000	5,195,620
Sunnova Energy Corp 5.875% (e)(f)(j)	525,000	1,313
		6,646,192
Multi-Utilities - 1.7%
Dominion Energy Inc 1.45% 4/15/2026	8,000,000	7,975,677
Dominion Energy Inc 3.375% 4/1/2030	5,770,000	5,612,931
Dominion Energy Inc 5% 6/15/2030	6,400,000	6,598,024
DTE Energy Co 4.95% 7/1/2027	1,444,000	1,461,199
DTE Energy Co 5.2% 4/1/2030	8,060,000	8,380,822
NiSource Inc 2.95% 9/1/2029	5,690,000	5,494,475
NiSource Inc 5.25% 3/30/2028	6,140,000	6,295,631
Public Service Enterprise Group Inc 4.9% 3/15/2030	6,966,000	7,171,931
Sempra 3.4% 2/1/2028	2,613,000	2,584,458
Sempra 6.375% 4/1/2056 (c)	840,000	860,094
		52,435,242
TOTAL UTILITIES		133,276,396
TOTAL UNITED STATES		1,432,173,757
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (j)	200,000	213,124
First Quantum Minerals Ltd 8.625% 6/1/2031 (j)	500,000	524,155

TOTAL ZAMBIA		737,279
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,019,119,970)		2,037,481,106

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.25% (h)	1,822	182,200
Strategy Inc Series A, 10%	2,500	246,675

TOTAL UNITED STATES		428,875
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $421,838)		428,875

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (c)(j)(k)	625,000	637,260
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(k)	200,000	215,591
UNITED STATES - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (c)(k)	690,000	729,892
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (c)(d)(k)	880,000	881,988
Sunoco LP 7.875% (c)(j)(k)	1,045,000	1,117,551
TOTAL ENERGY		2,729,431
Financials - 0.3%
Banks - 0.2%
Bank of America Corp 6.25% (c)(k)	1,180,000	1,221,141
Citigroup Inc 6.5% (c)(k)	755,000	768,680
Citigroup Inc 6.625% (c)(k)	775,000	812,659
Citigroup Inc 6.875% (c)(k)	875,000	899,374
Citigroup Inc 6.95% (c)(k)	325,000	335,016
Citigroup Inc 7.125% (c)(k)	300,000	310,919
JPMorgan Chase & Co 6.5% (c)(k)	455,000	481,452
Wells Fargo & Co 7.625% (c)(k)(l)	425,000	460,381
		5,289,622
Capital Markets - 0.0%
Bank of New York Mellon Corp/The 5.625% (c)(k)	760,000	759,851
Goldman Sachs Group Inc/The 6.125% (c)(k)	105,000	110,165
Goldman Sachs Group Inc/The 6.85% (c)(k)	579,000	608,404
		1,478,420
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(k)(l)	1,380,000	1,378,453
Ally Financial Inc 4.7% (c)(k)	900,000	852,088
		2,230,541
TOTAL FINANCIALS		8,998,583
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(k)	960,000	960,203
TOTAL UNITED STATES		12,688,217
TOTAL PREFERRED SECURITIES (Cost $13,089,028)		13,541,068

U.S. Government Agency - Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	3,059	3,105
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	1,957	1,986
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	274,892	280,150
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	140,119	142,799
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	372,538	379,663
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,505,964	2,517,872
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	1,643	1,720
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	15,484	16,274
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,901	5,131
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,649	1,726
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,164	2,278
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	14,483	15,206
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	11,347	11,914
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	2,630	2,767
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	134	142
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	1,868	1,970
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	355	376
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	2,084	2,224
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	808	864
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	10,873	11,545
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	644	680
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	79	83
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	2,635	2,766
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,684	1,787
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	153	163
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	3,186	3,394
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	1,693	1,778
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	7,815	8,218
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	6,783	7,225
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	813	855
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	141	150
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	71	74
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	277	281
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	1,533	1,555
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	292	294
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	216	219
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	279	282
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	165	167
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	507	516
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	3	3
Freddie Mac Gold Pool 8.5% 2/1/2027	870	872
Freddie Mac Gold Pool 8.5% 8/1/2027	56	56
Ginnie Mae I Pool 7% 11/15/2028	4,875	4,950
Ginnie Mae I Pool 7% 7/15/2028	236	239
Ginnie Mae I Pool 7.5% 10/15/2028	850	868
TOTAL UNITED STATES		3,437,417
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,614,472)		3,437,417

U.S. Treasury Obligations - 20.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Notes 1.5% 2/15/2030	3.89	1,184,000	1,099,362
US Treasury Notes 3.5% 11/15/2028	3.49	142,631,300	143,038,022
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.65	187,634,000	188,191,039
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.45	165,634,200	166,151,807
US Treasury Notes 3.75% 1/31/2031	3.52 to 3.80	101,180,400	102,208,013
US Treasury Notes 4% 3/31/2030	3.95	35,310,600	36,016,812
TOTAL U.S. TREASURY OBLIGATIONS (Cost $633,748,979)			636,705,055

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.70	104,964,680	104,985,673
Fidelity Securities Lending Cash Central Fund (q)(r)	3.69	14,170,278	14,171,695
TOTAL MONEY MARKET FUNDS (Cost $119,157,368)			119,157,368

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $3,260,535,632)	3,278,586,983
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(106,861,805)
NET ASSETS - 100.0%	3,171,725,178

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	389	6/2026	81,392,172	71,228
CBOT 5Y US Treasury Notes Contracts (United States)	2,308	6/2026	254,150,469	1,506,749

TOTAL FUTURES CONTRACTS				1,577,977
The notional amount of long futures as a percentage of Net Assets is 10.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security.
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Zero coupon bond which is issued at a discount.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,042,330,287 or 32.9% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)	Security or a portion of the security is on loan at period end.
(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $330,104 or 0.0% of net assets.

(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,586,805	652,160,922	575,757,759	746,663	(4,295)	-	104,985,673	104,964,680	0.2%
Fidelity Securities Lending Cash Central Fund	9,771,190	92,463,099	88,062,691	10,021	97	-	14,171,695	14,170,278	0.0%
Total	38,357,995	744,624,021	663,820,450	756,684	(4,198)	-	119,157,368

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	287,424,609	-	287,424,609	-

Bank Loan Obligations
Communication Services	4,172,055	-	4,172,055	-
Consumer Discretionary	8,457,258	-	8,440,526	16,732
Consumer Staples	1,067,468	-	795,407	272,061
Energy	1,004,119	-	982,018	22,101
Financials	5,310,034	-	5,310,034	-
Health Care	2,947,359	-	2,947,359	-
Industrials	3,831,546	-	3,408,078	423,468
Information Technology	6,707,486	-	6,707,486	-
Materials	9,126,510	-	9,126,510	-
Utilities	785,443	-	785,443	-

Collateralized Mortgage Obligations	28,338,117	-	28,338,117	-

Commercial Mortgage Securities	91,229,927	-	91,229,927	-

Common Stocks
Communication Services	40,271	-	-	40,271

Convertible Corporate Bonds
Communication Services	1,262,151	-	1,262,151	-
Financials	1,370,425	-	1,370,425	-
Information Technology	2,701,350	-	2,701,350	-

Convertible Preferred Stocks
Consumer Discretionary	290,780	-	290,780	-
Financials	247,135	-	247,135	-
Information Technology	359,484	-	359,484	-

Foreign Government and Government Agency Obligations	11,162,567	-	11,162,567	-

Non-Convertible Corporate Bonds
Communication Services	105,058,775	-	105,058,775	-
Consumer Discretionary	128,948,511	-	128,948,511	-
Consumer Staples	93,893,691	-	93,893,691	-
Energy	182,477,456	-	182,477,456	-
Financials	1,000,706,119	-	1,000,706,119	-
Health Care	72,375,581	-	72,375,581	-
Industrials	110,980,391	-	110,980,391	-
Information Technology	77,838,141	-	77,838,141	-
Materials	65,533,562	-	65,533,562	-
Real Estate	51,694,704	-	51,694,704	-
Utilities	147,974,175	-	147,972,862	1,313

Non-Convertible Preferred Stocks
Information Technology	428,875	428,875	-	-

Preferred Securities
Energy	2,729,431	-	2,729,431	-
Financials	9,851,434	-	9,851,434	-
Industrials	960,203	-	960,203	-

U.S. Government Agency - Mortgage Securities	3,437,417	-	3,437,417	-

U.S. Treasury Obligations	636,705,055	-	636,705,055	-

Money Market Funds	119,157,368	119,157,368	-	-
Total Investments in Securities:	3,278,586,983	119,586,243	3,158,224,794	775,946
Derivative Instruments:

Assets
Futures Contracts	1,577,977	1,577,977	-	-
Total Assets	1,577,977	1,577,977	-	-
Total Derivative Instruments:	1,577,977	1,577,977	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,577,977	-
Total Interest Rate Risk	1,577,977	-
Total Value of Derivatives	1,577,977	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,578,615) - See accompanying schedule:
Unaffiliated issuers (cost $3,141,378,264)	$3,159,429,615
Fidelity Central Funds (cost $119,157,368)	119,157,368

Total Investment in Securities (cost $3,260,535,632)		$3,278,586,983
Cash		515,303
Receivable for investments sold		71,528,419
Receivable for fund shares sold		3,613,741
Dividends receivable		3,141
Interest receivable		25,735,582
Distributions receivable from Fidelity Central Funds		110,174
Receivable for daily variation margin on futures contracts		743,827
Receivable from investment adviser for expense reductions		30,645
Other receivables		784
Total assets		3,380,868,599
Liabilities
Payable for investments purchased
Regular delivery	$186,696,717
Delayed delivery	2,987,625
Payable for fund shares redeemed	3,397,737
Distributions payable	1,001,213
Accrued management fee	508,392
Distribution and service plan fees payable	108,765
Other affiliated payables	271,374
Collateral on securities loaned	14,171,598
Total liabilities		209,143,421
Net Assets		$3,171,725,178
Net Assets consist of:
Paid in capital		$3,250,192,103
Total accumulated earnings (loss)		(78,466,925)
Net Assets		$3,171,725,178

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($376,553,412 ÷ 32,298,897 shares)(a)		$11.66
Maximum offering price per share (100/97.25 of $11.66)		$11.99
Class M :
Net Asset Value and redemption price per share ($90,652,849 ÷ 7,771,078 shares)(a)		$11.67
Maximum offering price per share (100/97.25 of $11.67)		$12.00
Class C :
Net Asset Value and offering price per share ($14,017,274 ÷ 1,205,125 shares)(a)		$11.63
Fidelity Limited Term Bond Fund :
Net Asset Value, offering price and redemption price per share ($1,532,818,641 ÷ 131,139,420 shares)		$11.69
Class I :
Net Asset Value, offering price and redemption price per share ($491,128,112 ÷ 42,010,157 shares)		$11.69
Class Z :
Net Asset Value, offering price and redemption price per share ($666,554,890 ÷ 57,028,104 shares)		$11.69
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$292,732
Interest		59,522,765
Income from Fidelity Central Funds (including $10,021 from security lending)		756,684
Total income		60,572,181
Expenses
Management fee	$2,759,554
Transfer agent fees	1,538,825
Distribution and service plan fees	645,810
Independent trustees' fees and expenses	2,835
Total expenses before reductions	4,947,024
Expense reductions	(131,961)
Total expenses after reductions		4,815,063
Net Investment income (loss)		55,757,118
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,477,359
Fidelity Central Funds	(4,198)
Futures contracts	779,277
Total net realized gain (loss)		6,252,438
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,385,905
Futures contracts	93,382
Total change in net unrealized appreciation (depreciation)		9,479,287
Net gain (loss)		15,731,725
Net increase (decrease) in net assets resulting from operations		$71,488,843
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,757,118	$87,885,199
Net realized gain (loss)	6,252,438	(4,826,313)
Change in net unrealized appreciation (depreciation)	9,479,287	42,194,835
Net increase (decrease) in net assets resulting from operations	71,488,843	125,253,721
Distributions to shareholders	(55,805,223)	(84,398,184)

Share transactions - net increase (decrease)	581,902,698	489,628,791
Total increase (decrease) in net assets	597,586,318	530,484,328

Net Assets
Beginning of period	2,574,138,860	2,043,654,532
End of period	$3,171,725,178	$2,574,138,860

Financial Highlights
Fidelity Advisor® Limited Term Bond Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$11.41	$10.91	$10.90	$11.83	$11.97
Income from Investment Operations
Net investment income (loss) A,B	.220	.416	.314	.217	.116	.132
Net realized and unrealized gain (loss)	.061	.172	.491	.004	(.910)	(.085)
Total from investment operations	.281	.588	.805	.221	(.794)	.047
Distributions from net investment income	(.221)	(.398)	(.305)	(.211)	(.112)	(.129)
Distributions from net realized gain	-	-	-	-	(.024)	(.058)
Total distributions	(.221)	(.398)	(.305)	(.211)	(.136)	(.187)
Net asset value, end of period	$11.66	$11.60	$11.41	$10.91	$10.90	$11.83
Total Return C,D,E	2.44%	5.25%	7.48%	2.06%	(6.75)%	.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H	.60%	.60%	.69%	.75%	.75%
Expenses net of fee waivers, if any	.61 % H	.60%	.60%	.69%	.75%	.75%
Expenses net of all reductions, if any	.61% H	.60%	.60%	.69%	.75%	.75%
Net investment income (loss)	3.83% H	3.64%	2.83%	2.00%	1.02%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$376,553	$345,397	$308,260	$313,202	$365,178	$445,468
Portfolio turnover rate I	66 % H	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$11.41	$10.92	$10.90	$11.83	$11.97
Income from Investment Operations
Net investment income (loss) A,B	.221	.417	.314	.217	.115	.132
Net realized and unrealized gain (loss)	.070	.171	.481	.015	(.909)	(.085)
Total from investment operations	.291	.588	.795	.232	(.794)	.047
Distributions from net investment income	(.221)	(.398)	(.305)	(.212)	(.112)	(.129)
Distributions from net realized gain	-	-	-	-	(.024)	(.058)
Total distributions	(.221)	(.398)	(.305)	(.212)	(.136)	(.187)
Net asset value, end of period	$11.67	$11.60	$11.41	$10.92	$10.90	$11.83
Total Return C,D,E	2.53%	5.25%	7.39%	2.15%	(6.75)%	.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H	.60%	.60%	.69%	.75%	.75%
Expenses net of fee waivers, if any	.60 % H	.60%	.60%	.69%	.75%	.75%
Expenses net of all reductions, if any	.60% H	.60%	.60%	.69%	.75%	.75%
Net investment income (loss)	3.83% H	3.64%	2.83%	2.00%	1.01%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$90,653	$95,223	$99,607	$111,487	$118,756	$161,105
Portfolio turnover rate I	66 % H	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.57	$11.38	$10.88	$10.87	$11.80	$11.94
Income from Investment Operations
Net investment income (loss) A,B	.175	.328	.228	.132	.027	.039
Net realized and unrealized gain (loss)	.060	.171	.491	.005	(.908)	(.084)
Total from investment operations	.235	.499	.719	.137	(.881)	(.045)
Distributions from net investment income	(.175)	(.309)	(.219)	(.127)	(.025)	(.037)
Distributions from net realized gain	-	-	-	-	(.024)	(.058)
Total distributions	(.175)	(.309)	(.219)	(.127)	(.049)	(.095)
Net asset value, end of period	$11.63	$11.57	$11.38	$10.88	$10.87	$11.80
Total Return C,D,E	2.05%	4.45%	6.67%	1.27%	(7.49)%	(.38)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.38% H	1.37%	1.37%	1.48%	1.53%	1.53%
Expenses net of fee waivers, if any	1.38 % H	1.37%	1.37%	1.48%	1.53%	1.53%
Expenses net of all reductions, if any	1.38% H	1.37%	1.37%	1.48%	1.53%	1.53%
Net investment income (loss)	3.05% H	2.87%	2.06%	1.22%	.24%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$14,017	$15,536	$17,816	$22,420	$31,080	$45,658
Portfolio turnover rate I	66 % H	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Limited Term Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$11.44	$10.94	$10.93	$11.86	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.239	.451	.349	.251	.150	.168
Net realized and unrealized gain (loss)	.060	.172	.491	.004	(.909)	(.085)
Total from investment operations	.299	.623	.840	.255	(.759)	.083
Distributions from net investment income	(.239)	(.433)	(.340)	(.245)	(.147)	(.165)
Distributions from net realized gain	-	-	-	-	(.024)	(.058)
Total distributions	(.239)	(.433)	(.340)	(.245)	(.171)	(.223)
Net asset value, end of period	$11.69	$11.63	$11.44	$10.94	$10.93	$11.86
Total Return C,D	2.59%	5.56%	7.80%	2.37%	(6.45)%	.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.30%	.39%	.45%	.45%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.39%	.45%	.45%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.39%	.45%	.45%
Net investment income (loss)	4.13% G	3.94%	3.13%	2.30%	1.32%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,532,819	$1,365,636	$960,952	$1,277,525	$1,593,604	$2,245,757
Portfolio turnover rate H	66 % G	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$11.44	$10.94	$10.93	$11.86	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.239	.452	.349	.247	.145	.162
Net realized and unrealized gain (loss)	.060	.171	.491	.005	(.910)	(.084)
Total from investment operations	.299	.623	.840	.252	(.765)	.078
Distributions from net investment income	(.239)	(.433)	(.340)	(.242)	(.141)	(.160)
Distributions from net realized gain	-	-	-	-	(.024)	(.058)
Total distributions	(.239)	(.433)	(.340)	(.242)	(.165)	(.218)
Net asset value, end of period	$11.69	$11.63	$11.44	$10.94	$10.93	$11.86
Total Return C,D	2.59%	5.56%	7.80%	2.34%	(6.49)%	.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G	.35%	.35%	.44%	.50%	.50%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.42%	.50%	.50%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.42%	.50%	.50%
Net investment income (loss)	4.13% G	3.94%	3.13%	2.27%	1.27%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$491,128	$496,558	$477,123	$494,305	$656,342	$871,438
Portfolio turnover rate H	66 % G	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$11.44	$10.94	$10.93	$11.86	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.240	.457	.354	.259	.160	.179
Net realized and unrealized gain (loss)	.062	.172	.491	.004	(.909)	(.085)
Total from investment operations	.302	.629	.845	.263	(.749)	.094
Distributions from net investment income	(.242)	(.439)	(.345)	(.253)	(.157)	(.176)
Distributions from net realized gain	-	-	-	-	(.024)	(.058)
Total distributions	(.242)	(.439)	(.345)	(.253)	(.181)	(.234)
Net asset value, end of period	$11.69	$11.63	$11.44	$10.94	$10.93	$11.86
Total Return C,D	2.62%	5.62%	7.85%	2.45%	(6.36)%	.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.25%	.25%	.34%	.40%	.40%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.32%	.36%	.36%
Expenses net of all reductions, if any	.25% G	.25%	.25%	.32%	.36%	.36%
Net investment income (loss)	4.18% G	3.99%	3.18%	2.38%	1.41%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$666,555	$255,789	$179,895	$157,093	$215,329	$301,008
Portfolio turnover rate H	66 % G	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,017,942
Gross unrealized depreciation	(15,927,648)
Net unrealized appreciation (depreciation)	$24,090,294
Tax cost	$3,256,074,666

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(26,574,586)
Long-term	(81,958,380)
Total capital loss carryforward	$(108,532,966)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Limited Term Bond Fund	364,096,457

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	736,554,099	389,597,508
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	456,919	72,726
Class M	- %	.25%	115,286	2,090
Class C	.75%	.25%	73,605	8,028
			645,810	82,844

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	15,593
Class M	2,139
Class C A	24
17,756

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	276,367.15
Class M	68,913.15
Class C	12,784.18
Fidelity Limited Term Bond Fund	725,003.10
Class I	369,478.15
Class Z	86,280.05
	1,538,825

A Annualized

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Limited Term Bond Fund	7

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Limited Term Bond Fund	988	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.30%	129,688

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,273.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Advisor Limited Term Bond Fund
Distributions to shareholders
Class A	$6,948,554	$11,528,812
Class M	1,751,324	3,338,028
Class C	222,573	455,441
Fidelity Limited Term Bond Fund	29,719,245	42,531,465
Class I	10,073,935	17,961,889
Class Z	7,089,592	8,582,549
Total	$55,805,223	$84,398,184
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Advisor Limited Term Bond Fund
Class A
Shares sold	12,338,431	21,798,676	$143,328,711	$249,237,820
Reinvestment of distributions	577,827	969,324	6,715,811	11,103,533
Shares redeemed	(10,399,893)	(20,006,741)	(120,847,569)	(228,750,795)
Net increase (decrease)	2,516,365	2,761,259	$29,196,953	$31,590,558
Class M
Shares sold	920,071	2,340,118	$10,699,250	$26,794,377
Reinvestment of distributions	145,224	280,898	1,688,528	3,218,633
Shares redeemed	(1,500,051)	(3,141,224)	(17,439,638)	(35,930,148)
Net increase (decrease)	(434,756)	(520,208)	$(5,051,860)	$(5,917,138)
Class C
Shares sold	99,656	411,426	$1,155,368	$4,688,425
Reinvestment of distributions	18,652	38,021	216,278	434,464
Shares redeemed	(255,929)	(672,058)	(2,966,931)	(7,664,212)
Net increase (decrease)	(137,621)	(222,611)	$(1,595,285)	$(2,541,323)
Fidelity Limited Term Bond Fund
Shares sold	26,826,063	52,700,766	$312,489,440	$604,195,683
Reinvestment of distributions	2,292,035	3,311,103	26,708,519	38,050,851
Shares redeemed	(15,430,429)	(22,577,772)	(179,779,163)	(258,908,615)
Net increase (decrease)	13,687,669	33,434,097	$159,418,796	$383,337,919
Class I
Shares sold	5,750,008	11,136,041	$67,000,847	$127,601,683
Reinvestment of distributions	695,654	1,206,214	8,107,242	13,857,272
Shares redeemed	(7,133,972)	(11,351,639)	(83,070,378)	(130,205,847)
Net increase (decrease)	(688,310)	990,616	$(7,962,289)	$11,253,108
Class Z
Shares sold	36,496,875	9,922,191	$424,992,996	$113,723,926
Reinvestment of distributions	490,969	584,759	5,723,735	6,716,871
Shares redeemed	(1,959,535)	(4,236,203)	(22,820,348)	(48,535,130)
Net increase (decrease)	35,028,309	6,270,747	$407,896,383	$71,905,667
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Limited Term Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.704556.128
LTB-SANN-0426
Fidelity® Limited Term Securitized Completion Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Limited Term Securitized Completion Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 50.6%
	Principal Amount (a)	Value ($)
CANADA - 0.6%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (e)	61,730	62,379
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (e)	700,000	708,518
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (e)	5,701	5,762
TOTAL CANADA		776,659
UNITED STATES - 50.0%
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (e)	320,000	320,842
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (e)	18,861	18,885
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (e)	400,000	400,783
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (e)	235,000	237,224
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (e)	1,000,000	1,007,440
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	625,000	636,016
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (e)	1,184,650	1,197,505
Amur Equipment Finance Receivables Xiv LLC Series 2024-2A Class A2, 5.19% 7/21/2031 (e)	455,405	461,692
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (e)	41,084	41,350
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (e)	896,000	913,371
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (e)	87,751	88,048
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (e)	250,000	254,401
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (e)	53,205	53,308
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (e)	65,000	65,363
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A, 5.23% 12/20/2030 (e)	500,000	518,320
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (e)	100,000	101,759
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (e)	120,701	122,583
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (e)	299,702	301,450
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (e)	1,816,247	1,845,355
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (e)	200,000	201,434
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	800,000	793,636
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	100,000	100,500
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	1,000,000	1,017,623
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	75,000	75,608
Carmax Select Receivables Trust Series 2025-B Class A3, 4.12% 3/15/2030	1,000,000	1,004,979
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	115,000	115,016
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	70,000	70,196
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	200,000	201,609
Carvana Auto Receivables Trust Series 2025-N1 Class A3, 4.91% 8/10/2029 (e)	100,000	100,823
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	200,000	206,587
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (e)	84,290	84,712
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (e)	250,000	253,918
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	374,000	376,751
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/15/2029 (f)	100,000	100,785
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (e)	151,279	152,040
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (e)	300,000	303,623
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (e)	21,325	21,350
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (e)	561,933	565,639
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (e)	1,460,000	1,476,267
Dext Abs LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (e)	100,000	100,331
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (e)	85,000	86,850
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (e)	100,000	101,598
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (e)	435,270	436,930
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (e)	400,000	408,296
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (e)	750,000	755,975
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (e)	75,000	75,105
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (e)	40,000	40,278
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (e)	100,000	100,878
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (e)	250,000	253,278
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (e)	50,000	50,554
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (e)	28,305	28,376
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	170,000	170,921
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	145,000	146,170
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	25,000	25,061
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,505,000	1,517,088
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	40,000	40,227
Exeter Select Automobile Receivables Trust Series 2025-3 Class B, 4.42% 3/15/2032	1,000,000	1,009,964
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	1,905,000	1,920,647
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (e)	1,330,000	1,325,487
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (e)	400,000	412,156
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (e)	400,000	406,421
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1, 4.3% 9/15/2029 (e)	1,000,000	1,007,715
FORDO Series 2024-B Class A3, 5.1% 4/15/2029	342,000	345,581
Fordr Series 2025-2 Class B, 4.67% 2/15/2038 (e)(h)	1,700,000	1,741,376
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (e)	1,000,000	985,737
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (e)	300,000	308,678
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (e)	250,000	256,176
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8082% 6/15/2028 (e)(f)(g)	400,000	400,855
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (e)	115,000	115,492
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (e)	1,000,000	1,013,670
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (e)	1,382,000	1,431,684
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (e)	100,000	100,701
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (e)	128,019	128,414
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (e)	150,000	151,807
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (e)	17,070	17,104
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (e)	76,216	76,629
Hpefs Equipment Trust Series 2025-2A Class A3, 4.03% 11/22/2032 (e)	500,000	501,980
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	170,223	170,506
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (e)	1,600,000	1,623,585
Kubota Credit Owner Trust Series 2026-1A Class A3, 3.87% 5/15/2030 (e)	200,000	200,680
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (e)	40,496	40,627
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (e)	66,162	66,534
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (e)	110,000	110,922
Merchants Fleet Funding LLC Series 2025-1A Class B, 4.91% 1/20/2039 (e)	1,200,000	1,214,936
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	55,000	55,097
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (e)	2,200,000	2,220,420
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (e)	1,000,000	1,019,063
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (e)	600,000	593,670
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (e)	1,000,000	1,035,992
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (e)	470	470
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (e)	26,486	26,510
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (e)	100,000	100,586
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (e)	1,100,000	1,102,989
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (e)	1,000,000	1,003,112
Optn Series 2026-A Class A, 4.32% 1/9/2034 (e)	100,000	100,320
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (e)	157,767	161,010
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (e)	75,000	75,181
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (e)	15,000	15,157
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (e)	44,104	44,366
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (e)	85,642	86,397
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (e)(f)	449,885	447,136
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (e)	47,811	47,925
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (e)	70,358	70,428
Rcktl Series 2025-2A Class B, 4.6% 11/27/2034 (e)	1,000,000	1,002,693
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (e)(f)	111,343	111,499
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (e)	253,451	254,137
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (e)	63,685	63,976
Reach Abs Trust Series 2026-1A Class B, 4.37% 2/15/2033 (e)	300,000	300,576
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	18,506	18,553
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	200,000	202,552
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	85,000	85,178
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07% 4/15/2032	500,000	501,635
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (e)	2,974	2,980
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (e)	202,229	203,300
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (e)	100,000	100,070
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (e)	100,000	100,309
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (e)	62,926	63,103
Sofi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (e)	1,000,000	1,000,585
Sofi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (e)	250,000	251,846
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (e)	2,500,000	2,517,842
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A4, 4.13% 12/20/2029 (e)	1,500,000	1,512,109
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (e)	500,000	509,279
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (e)	152,889	154,079
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (e)(f)	774,270	772,113
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 4.987% 2/25/2056 (e)(h)	1,000,000	1,000,000
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (e)	85,668	86,036
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,305,000	1,325,240
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	811,905	821,500
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (e)	120,753	120,971
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	400,000	404,630
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	110,000	111,095
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (e)	244,082	249,923
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (e)	1,500,000	1,502,697
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (e)	69,794	70,560
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (e)	555,150	561,346
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (e)	2,300,000	2,322,893
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (e)	190,000	190,813
Willis Engine Structured Trust III Series 2017-A Class A, 4.69% 8/15/2042 (e)(f)	632,972	630,848
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (e)	248,192	250,916
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	118,217	118,429
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	250,000	253,018
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	40,000	40,211
TOTAL UNITED STATES		65,228,140
TOTAL ASSET-BACKED SECURITIES (Cost $65,492,561)		66,004,799

Collateralized Mortgage Obligations - 10.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.4%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (e)(f)	968,011	921,731
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (e)(f)	112,126	113,347
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (e)	67,417	68,184
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (e)(f)	49,222	49,101
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (e)	353,748	349,390
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (e)(f)	85,442	86,538
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	85,201	80,082
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (f)(g)	273,095	271,534
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (f)(g)	149,203	151,022
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (f)(g)	62,394	63,222
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (f)(g)	130,591	131,655
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 3/25/2055 (f)(g)	154,247	155,738
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	180,256	149,352
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class XA, 2% 4/25/2043	489,283	474,177
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (f)(g)	187,167	188,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 10/25/2053 (f)(g)	212,965	216,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (f)(g)	131,893	133,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (f)(g)	693,893	697,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (f)(g)	123,939	124,828
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (f)(g)	169,116	170,073
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (e)	484,492	476,387
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (e)(f)	83,310	80,637
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (e)	462,997	453,406
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (e)(h)	419,946	422,948
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (e)(h)	406,923	411,333
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (e)(f)	940,437	943,401
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (e)(f)	46,040	45,333
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (e)(f)	74,482	72,196
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (e)	170,929	170,929
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (e)(f)	187,328	188,393
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (e)(h)	93,051	91,766
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (e)(f)	163,246	164,071
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (e)	96,154	95,436
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (e)(f)	158,364	156,918
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (e)(h)	436,010	429,716
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (e)	919,724	921,214
Towd Point Mortgage Trust 2023-1 Series 2023-1 Class A1, 3.75% 1/25/2063 (e)	1,272,538	1,244,169
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (e)	700,000	688,352
Versus Securitization Trust Series 2026-1 Class A1FC, 4.743% 1/25/2071 (e)(h)	990,603	992,030
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (e)(f)	394,993	396,213
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (e)	167,081	168,821
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (e)(f)	426,788	431,161
TOTAL UNITED STATES		13,640,312
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,475,555)		13,640,312

Commercial Mortgage Securities - 25.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.6%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (e)(f)(g)	141,000	141,707
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	23,532	23,298
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	147,580	145,411
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052	1,260,724	1,206,620
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	656,820	638,786
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (f)	100,000	103,708
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	200,000	210,940
BANK5 Series 2025-5YR16 Class XB, 0.3468% 8/15/2063 (f)(i)	1,000,000	17,704
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (f)(i)	1,000,000	28,605
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	1,300,000	1,349,360
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (e)	100,000	100,137
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	190,000	183,012
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	11,909	11,916
Benchmark Mortgage Trust Series 2018-B7 Class A3, 4.241% 5/15/2053	1,100,000	1,101,433
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	300,000	302,274
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	150,000	145,127
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	50,000	45,605
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	100,000	104,506
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	300,000	318,561
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.3267% 8/15/2058 (f)(i)	1,000,000	14,685
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	200,000	208,633
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (e)(f)(g)	85,666	85,666
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.7492% 10/15/2058 (f)(i)	2,900,000	97,622
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	1,200,000	1,249,836
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (f)	1,400,000	1,477,452
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (e)(f)	700,000	720,132
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (e)(f)(g)	465,903	465,903
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (e)(f)(g)	122,257	122,295
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (e)(f)(g)	90,664	90,778
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (e)(f)	165,644	165,747
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (e)(f)(g)	100,000	99,813
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (e)(f)(g)	70,000	69,978
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (e)(f)(g)	70,000	70,000
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (e)(f)(g)	736,293	736,524
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (e)(f)(g)	250,000	249,846
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (e)(f)(g)	327,962	328,065
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (e)(f)(g)	160,067	159,866
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (e)(f)(g)	21,472	21,419
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (e)(f)(g)	585,609	584,149
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0245% 11/15/2038 (e)(f)(g)	74,705	74,682
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (e)(f)(g)	359,632	359,632
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4512% 2/15/2039 (e)(f)(g)	186,210	186,210
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (e)(f)(g)	1,060,000	1,058,567
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (e)(f)	100,000	102,514
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (e)	1,571,000	10,271
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	409,763	405,923
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	100,000	99,160
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	400,000	395,973
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	169,000	167,464
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	168,367	167,886
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class A5, 4.0331% 4/15/2051 (f)	1,200,000	1,197,490
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	500,000	498,786
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (e)(f)	100,000	101,217
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	300,000	272,396
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (e)(f)	503,000	518,802
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (e)(f)	1,000,000	1,025,253
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (e)(f)(g)	645,000	645,806
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (e)(f)(g)	25,000	25,047
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (e)(f)(g)	143,000	143,045
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (e)(f)(g)	15,000	15,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	200,000	198,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	200,000	198,657
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	300,000	288,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.2092% 6/25/2030 (f)(g)	300,000	299,883
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (f)	200,000	201,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (f)(g)	1,699,838	1,699,837
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	150,000	144,739
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	448,077	442,979
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	150,000	150,037
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	130,001	129,853
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (e)(f)(g)	15,000	14,972
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (e)(f)	102,000	101,780
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (e)	600,000	596,027
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (e)(f)	100,000	102,070
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (f)	53,037	52,871
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,500,000	1,385,687
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	200,000	176,008
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (e)(f)(g)	1,625,000	1,626,350
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	285,000	286,925
Morgan Stanley Capital I Trust Series 2019-H7 Class A4, 3.261% 7/15/2052	600,000	584,108
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (f)	120,000	109,385
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (e)(f)	54,022	53,336
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (e)(f)(g)	1,000,000	1,002,494
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (e)	155,000	155,608
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (e)(f)(g)	545,247	545,077
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (e)(f)(g)	100,000	100,125
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	8,852	8,775
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	62,517	62,035
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	200,000	191,622
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3, 2.684% 10/15/2049	138,049	137,330
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	50,000	50,012
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	66,380	65,467
Wells Fargo Commercial Mortgage Trust Series 2020-C58 Class ASB, 1.849% 7/15/2053	744,584	715,176
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	525,000	503,777
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (e)(f)(g)	100,000	99,870
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9503% 10/15/2041 (e)(f)(g)	100,000	100,035
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.5147% 5/15/2058 (f)(i)	2,000,000	43,595
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (e)(f)	100,000	100,953
TOTAL UNITED STATES		33,394,466
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $33,014,346)		33,394,466

U.S. Government Agency - Mortgage Securities - 15.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.5%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	80,755	69,889
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	561,894	513,112
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	168,051	154,091
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,503	11,465
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	324,071	280,663
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	12,694	11,612
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,980	12,788
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	727,691	664,514
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	449,208	408,665
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	69,091	63,093
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	166,855	152,369
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	14,488	13,231
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	180,577	168,978
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	13,908	12,973
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	54,792	51,222
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	392,091	349,005
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	19,670	18,376
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2038	652,568	610,040
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	46,718	43,848
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	668,062	624,524
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	97,399	93,192
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	244,642	234,076
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030 (b)(c)	128,569	126,942
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	779,766	802,545
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054 (b)(c)	82,691	85,144
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055 (b)(c)	194,275	200,455
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (b)(c)	127,638	135,494
Freddie Mac Gold Pool 1.5% 1/1/2036	12,302	11,253
Freddie Mac Gold Pool 1.5% 11/1/2035	16,197	14,851
Freddie Mac Gold Pool 1.5% 2/1/2036	12,617	11,541
Freddie Mac Gold Pool 1.5% 2/1/2037	2,686,536	2,450,360
Freddie Mac Gold Pool 1.5% 2/1/2041	333,140	288,084
Freddie Mac Gold Pool 1.5% 4/1/2036	83,941	76,653
Freddie Mac Gold Pool 1.5% 4/1/2041	172,731	149,052
Freddie Mac Gold Pool 1.5% 5/1/2036	14,416	13,165
Freddie Mac Gold Pool 1.5% 6/1/2036	14,751	13,470
Freddie Mac Gold Pool 2% 10/1/2035	188,755	176,631
Freddie Mac Gold Pool 2% 4/1/2036	12,882	12,030
Freddie Mac Gold Pool 2% 8/1/2036	90,445	84,890
Freddie Mac Gold Pool 6% 7/1/2039	98,168	101,684
Freddie Mac Gold Pool 6% 8/1/2055	192,783	201,935
Freddie Mac Gold Pool 6% 8/1/2055	169,838	177,795
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	67,333	70,398
Ginnie Mae II Pool 5.5% 12/20/2054	82,590	83,832
Ginnie Mae II Pool 5.5% 3/1/2056 (d)	650,000	658,369
Ginnie Mae II Pool 5.5% 4/1/2056 (d)	600,000	607,093
Uniform Mortgage Backed Securities 4.5% 3/1/2041 (d)	950,000	953,748
Uniform Mortgage Backed Securities 5% 3/1/2041 (d)	4,725,000	4,796,798
Uniform Mortgage Backed Securities 5% 4/1/2041 (d)	3,275,000	3,322,845
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (d)	50,000	51,924
TOTAL UNITED STATES		20,240,707
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,969,925)		20,240,707

U.S. Treasury Obligations - 1.9%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	520,000	524,895
US Treasury Bonds 4.625% 11/15/2055	4.70	80,000	79,863
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.81	390,000	397,130
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	390,241	384,789
US Treasury Notes 3.5% 11/15/2028	3.49	1,070,000	1,073,051
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,412,957)			2,459,728

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $5,932,049)	3.70	5,930,863	5,932,049

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	200,000	5,400
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	1,620,000	43,185
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	400,000	12,541
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	400,000	11,100
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	200,000	6,668
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	1,300,000	17,075
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	540,000	16,914
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	300,000	8,358
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	410,000	11,311
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	300,000	8,011

TOTAL PUT SWAPTIONS			140,563
Call Swaptions - 0.3%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	1,620,000	61,830
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	1,300,000	55,562
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	400,000	12,881
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	540,000	17,373
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	200,000	7,447
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	200,000	4,902
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	300,000	9,634
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	300,000	10,068
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	410,000	15,110
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	400,000	13,999

TOTAL CALL SWAPTIONS			208,806
TOTAL PURCHASED SWAPTIONS (Cost $396,504)			349,369

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $140,693,897)	142,021,430
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(11,430,476)
NET ASSETS - 100.0%	130,590,954

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 3/1/2056	(600,000)	(607,726)
Uniform Mortgage Backed Securities 5% 3/1/2041	(3,275,000)	(3,324,765)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(50,000)	(51,924)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,984,415)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,979,190)		(3,984,415)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	161	6/2026	33,686,734	43,973
CBOT US Treasury Ultra Bond Contracts (United States)	6	6/2026	729,375	3,515

TOTAL LONG				47,488

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(23)	6/2026	(2,616,969)	(17,522)
CBOT 5Y US Treasury Notes Contracts (United States)	(16)	6/2026	(1,761,875)	(9,278)

TOTAL SHORT				(26,800)

TOTAL FUTURES CONTRACTS				20,688
The notional amount of long futures as a percentage of Net Assets is 26.4%.
The notional amount of short futures as a percentage of Net Assets is 3.3%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	100,000	(1,175)	2,398	1,223
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly	99,863	(43)	1,467	1,424
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,175)	1,995	820
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,350)	4,011	1,661
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,175)	1,539	364
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(5,874)	6,516	642
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	300,000	(3,524)	4,425	901
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,350)	3,064	714
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	100,000	(1,175)	2,666	1,491
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(7,049)	10,114	3,065
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly	150,000	(25,111)	24,330	(781)
CMBX BBB- Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	3%	Monthly	100,000	(13,303)	11,947	(1,356)
CMBX BBB- Series 16 Index	NR	4/2065	JPMorgan Securities LLC	3%	Monthly	100,000	(16,740)	15,319	(1,421)
Custom Index Swap on Cmbx Bb Cdsi S15 Prc Corp	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly	100,000	(24,993)	24,145	(848)
CMBX BBB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	3%	Monthly	100,000	(15,114)	13,982	(1,132)

TOTAL CREDIT DEFAULT SWAPS							(121,151)	127,918	6,767

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	5,325,000	(12,688)	0	(12,688)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	3,250,000	(17,357)	0	(17,357)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	1,154,000	(9,267)	0	(9,267)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	4,026,000	(24,532)	0	(24,532)
TOTAL INTEREST RATE SWAPS							(63,844)	0	(63,844)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $252,723.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $289,357.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,732,107 or 58.0% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,129,623	40,838,047	45,036,266	64,461	645	-	5,932,049	5,930,863	0.0%
Total	10,129,623	40,838,047	45,036,266	64,461	645	-	5,932,049

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	66,004,799	-	66,004,799	-

Collateralized Mortgage Obligations	13,640,312	-	13,640,312	-

Commercial Mortgage Securities	33,394,466	-	33,394,466	-

U.S. Government Agency - Mortgage Securities	20,240,707	-	20,240,707	-

U.S. Treasury Obligations	2,459,728	-	2,459,728	-

Money Market Funds	5,932,049	5,932,049	-	-

Purchased Swaptions	349,369	-	349,369	-
Total Investments in Securities:	142,021,430	5,932,049	136,089,381	-
Derivative Instruments:

Assets
Futures Contracts	47,488	47,488	-	-
Total Assets	47,488	47,488	-	-

Liabilities
Futures Contracts	(26,800)	(26,800)	-	-
Swaps	(184,995)	-	(184,995)	-
Total Liabilities	(211,795)	(26,800)	(184,995)	-
Total Derivative Instruments:	(164,307)	20,688	(184,995)	-
Other Financial Instruments:

TBA Sale Commitments	(3,984,415)	-	(3,984,415)	-
Total Other Financial Instruments:	(3,984,415)	-	(3,984,415)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	-	(121,151)
Total Credit Risk	-	(121,151)
Interest Rate Risk
Futures Contracts (b)	47,488	(26,800)
Purchased Swaptions (c)	349,369	-
Swaps (d)	-	(63,844)
Total Interest Rate Risk	396,857	(90,644)
Total Value of Derivatives	396,857	(211,795)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $134,761,848)	$136,089,381
Fidelity Central Funds (cost $5,932,049)	5,932,049

Total Investment in Securities (cost $140,693,897)		$142,021,430
Receivable for TBA sale commitments		3,979,190
Receivable for fund shares sold		305,696
Interest receivable		283,089
Distributions receivable from Fidelity Central Funds		12,503
Receivable for daily variation margin on futures contracts		22,650
Total assets		146,624,558
Liabilities
Payable for investments purchased
Regular delivery	$1,396,501
Delayed delivery	10,365,408
TBA sale commitments, at value	3,984,415
Payable for fund shares redeemed	12,122
Distributions payable	127,331
Bi-lateral OTC swaps, at value	121,151
Payable for daily variation margin on centrally cleared swaps	26,676
Total liabilities		16,033,604
Net Assets		$130,590,954
Net Assets consist of:
Paid in capital		$129,026,087
Total accumulated earnings (loss)		1,564,867
Net Assets		$130,590,954
Net Asset Value, offering price and redemption price per share ($130,590,954 ÷ 12,637,494 shares)		$10.33
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$2,306,913
Income from Fidelity Central Funds		64,461
Total income		2,371,374
Expenses
Independent trustees' fees and expenses	$109
Total expenses		109
Net Investment income (loss)		2,371,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	244,897
Fidelity Central Funds	645
Futures contracts	(12,973)
Swaps	36,558
Total net realized gain (loss)		269,127
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	557,254
Futures contracts	(3,535)
Swaps	(5,717)
TBA sale commitments	37,483
Total change in net unrealized appreciation (depreciation)		585,485
Net gain (loss)		854,612
Net increase (decrease) in net assets resulting from operations		$3,225,877
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,371,265	$2,146,098
Net realized gain (loss)	269,127	177,590
Change in net unrealized appreciation (depreciation)	585,485	628,603
Net increase (decrease) in net assets resulting from operations	3,225,877	2,952,291
Distributions to shareholders	(2,629,487)	(2,078,751)

Share transactions
Proceeds from sales of shares	46,765,602	85,983,208
Reinvestment of distributions	1,867,941	1,483,900
Cost of shares redeemed	(9,031,029)	(8,333,168)

Net increase (decrease) in net assets resulting from share transactions	39,602,514	79,133,940
Total increase (decrease) in net assets	40,198,904	80,007,480

Net Assets
Beginning of period	90,392,050	10,384,570
End of period	$130,590,954	$90,392,050

Other Information
Shares
Sold	4,542,684	8,445,601
Issued in reinvestment of distributions	181,414	145,380
Redeemed	(877,251)	(818,616)
Net increase (decrease)	3,846,847	7,772,365

Financial Highlights
Fidelity® Limited Term Securitized Completion Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.221	.460	.126
Net realized and unrealized gain (loss)	.076	.081	.190
Total from investment operations	.297	.541	.316
Distributions from net investment income	(.226)	(.450)	(.116)
Distributions from net realized gain	(.021)	(.011)	-
Total distributions	(.247)	(.461)	(.116)
Net asset value, end of period	$10.33	$10.28	$10.20
Total Return D	2.92%	5.44%	3.17%
Ratios to Average Net Assets C,E,F
Expenses before reductions G	-% H	-%	-% H
Expenses net of fee waivers, if any G	- % H	-%	-% H
Expenses net of all reductions, if any G	-% H	-%	-% H
Net investment income (loss)	4.33% H	4.55%	4.95% H
Supplemental Data
Net assets, end of period (000 omitted)	$130,591	$90,392	$10,385
Portfolio turnover rate I	197 % H	323%	182% J

AFor the period May 30, 2024 (commencement of operations) through August 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than $.0005 per share.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Limited Term Securitized Completion Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,601,068
Gross unrealized depreciation	(194,461)
Net unrealized appreciation (depreciation)	$1,406,607
Tax cost	$140,573,209

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Limited Term Securitized Completion Fund
Credit Risk
Swaps	61,758	(16,548)
Total Credit Risk	61,758	(16,548)
Interest Rate Risk
Futures Contracts	(12,973)	(3,535)
Purchased Options	(41,161)	258
Swaps	(25,200)	10,831
Total Interest Rate Risk	(79,334)	7,554
Totals	(17,576)	(8,994)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Limited Term Securitized Completion Fund	31,671,354

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Limited Term Securitized Completion Fund	15,712,704

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Securitized Completion Fund	119,321,008	68,434,644
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Limited Term Securitized Completion Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain advisory programs offered by Fidelity,
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9911979.101
LTS-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026